UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 19.9% of net assets

Financial Institutions 8.0%
Banking 6.9%
American Express Co.
3.63%, 12/05/24 (a)	750,000	731,248
Bank of America Corp.
2.88%, 04/24/23 (a)(b)(c)	1,500,000	1,450,470
3.42%, 12/20/28 (a)(b)(c)	500,000	461,102
Barclays PLC
2.75%, 11/08/19	500,000	495,452
Capital One Financial Corp.
3.05%, 03/09/22 (a)	750,000	729,212
Citibank NA
1.85%, 09/18/19 (a)	500,000	495,267
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	978,415
4.13%, 07/25/28	750,000	705,048
HSBC Holdings PLC
5.10%, 04/05/21	750,000	771,139
4.25%, 03/14/24	750,000	735,556
JPMorgan Chase & Co.
2.75%, 06/23/20 (a)	1,000,000	990,816
3.30%, 04/01/26 (a)	500,000	470,384
4.20%, 07/23/29 (a)(b)(c)	500,000	490,498
Lloyds Bank PLC
2.70%, 08/17/20	1,250,000	1,232,867
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	250,000	246,135
Mizuho Financial Group, Inc.
3.55%, 03/05/23	750,000	743,338
Morgan Stanley
5.63%, 09/23/19	500,000	509,099
2.50%, 04/21/21	1,000,000	972,725
5.00%, 11/24/25	500,000	507,125
PNC Bank NA
2.55%, 12/09/21 (a)	1,000,000	971,572
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)(c)	750,000	708,562
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	493,818
Svenska Handelsbanken AB
2.40%, 10/01/20	350,000	343,306
The Bank of Nova Scotia
2.70%, 03/07/22	500,000	485,061
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (a)	1,000,000	973,201
3.00%, 04/26/22 (a)	500,000	484,124
4.22%, 05/01/29 (a)(b)(c)	500,000	480,193
Wells Fargo & Co.
2.15%, 01/30/20	750,000	740,206
2.50%, 03/04/21	1,000,000	975,191
		20,371,130
Finance Companies 0.1%
Air Lease Corp.
3.63%, 04/01/27 (a)	250,000	223,836
Insurance 0.8%
Anthem, Inc.
3.65%, 12/01/27 (a)	1,000,000	939,216
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	1,000,000	969,363
MetLife, Inc.
3.60%, 11/13/25 (a)	500,000	488,473
		2,397,052
REITs 0.2%
ProLogis LP
3.75%, 11/01/25 (a)	500,000	496,132
Welltower, Inc.
4.13%, 04/01/19 (a)	250,000	250,184
		746,316
		23,738,334

Industrial 10.7%
Basic Industry 0.7%
Newmont Mining Corp.
3.50%, 03/15/22 (a)	500,000	491,227
Nutrien Ltd.
3.15%, 10/01/22 (a)	500,000	484,715
Packaging Corp. of America
3.65%, 09/15/24 (a)	350,000	341,439
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	242,524
The Sherwin-Williams Co.
2.25%, 05/15/20	500,000	489,991
		2,049,896

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 0.8%
Caterpillar Financial Services Corp.
3.15%, 09/07/21	1,000,000	995,462
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	500,000	490,895
The Boeing Co.
2.25%, 06/15/26 (a)	1,000,000	906,233
		2,392,590
Communications 1.3%
AT&T, Inc.
3.40%, 05/15/25 (a)	500,000	465,902
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	1,000,000	995,821
4.91%, 07/23/25 (a)	500,000	497,252
Crown Castle International Corp.
4.88%, 04/15/22	500,000	513,296
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	1,000,000	983,346
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	250,000	244,084
		3,699,701
Consumer Cyclical 2.2%
Amazon.com, Inc.
3.15%, 08/22/27 (a)	1,000,000	950,112
American Honda Finance Corp.
3.50%, 02/15/28	250,000	240,490
Ford Motor Credit Co., LLC
4.14%, 02/15/23 (a)	1,000,000	949,569
General Motors Financial Co., Inc.
3.85%, 01/05/28 (a)	250,000	219,798
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	1,000,000	1,009,500
Lennar Corp.
4.50%, 11/15/19 (a)	1,000,000	1,006,250
Nordstrom, Inc.
4.75%, 05/01/20	1,000,000	1,017,626
Visa, Inc.
2.20%, 12/14/20 (a)	500,000	491,063
Walmart, Inc.
3.40%, 06/26/23 (a)	500,000	499,391
		6,383,799
Consumer Non-Cyclical 2.2%
AbbVie, Inc.
3.20%, 11/06/22 (a)	500,000	487,021
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	500,000	490,128
3.70%, 02/01/24	250,000	242,814
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/24 (a)	500,000	482,559
Biogen, Inc.
3.63%, 09/15/22	500,000	498,747
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	498,581
Celgene Corp.
3.55%, 08/15/22	500,000	492,825
2.75%, 02/15/23 (a)	750,000	711,964
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Health Corp.
4.10%, 03/25/25 (a)	250,000	246,341
4.30%, 03/25/28 (a)	1,000,000	973,705
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 (a)(d)	250,000	246,026
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	250,000	239,680
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	1,000,000	936,743
		6,547,134
Energy 1.5%
BP Capital Markets PLC
3.12%, 05/04/26 (a)	500,000	466,265
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (a)(d)	250,000	238,436
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	240,588
Husky Energy, Inc.
4.00%, 04/15/24 (a)	250,000	244,334
Marathon Oil Corp.
2.70%, 06/01/20 (a)	250,000	246,261
4.40%, 07/15/27 (a)	500,000	479,574
Midcontinent Express Pipeline LLC
6.70%, 09/15/19 (d)	250,000	253,565
MPLX LP
4.50%, 07/15/23 (a)	1,000,000	1,004,764
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	500,000	527,004
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	500,000	484,892
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	250,000	228,173
		4,413,856
Technology 2.0%
Alphabet, Inc.
3.38%, 02/25/24	500,000	498,545
Apple, Inc.
3.20%, 05/13/25	1,500,000	1,452,648
Baidu, Inc.
4.13%, 06/30/25	500,000	489,864
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	499,789
International Business Machines Corp.
8.38%, 11/01/19	500,000	523,116
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	500,000	495,462
NVIDIA Corp.
2.20%, 09/16/21 (a)	1,000,000	969,879
Seagate HDD
4.75%, 01/01/25	200,000	184,737
VMware, Inc.
2.95%, 08/21/22 (a)	1,000,000	947,577
		6,061,617
		31,548,593

Utility 1.2%
Electric 1.2%
DPL, Inc.
7.25%, 10/15/21 (a)	500,000	533,125

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
5.05%, 09/15/19 (e)	750,000	758,698
PPL Capital Funding, Inc.
3.50%, 12/01/22 (a)	500,000	493,944
3.10%, 05/15/26 (a)	500,000	462,614
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	250,000	241,454
3.80%, 04/01/28 (a)	500,000	492,324
WEC Energy Group, Inc.
2.45%, 06/15/20 (a)	500,000	493,043
		3,475,202
Natural Gas 0.0%
Sempra Energy
2.88%, 10/01/22 (a)	150,000	143,271
		3,618,473
Total Corporates
(Cost $60,354,068)		58,905,400

Treasuries 40.8% of net assets
Notes
1.38%, 12/15/19	4,000,000	3,944,297
1.25%, 01/31/20 (e)	1,850,000	1,818,203
1.38%, 01/31/20 (e)	3,350,000	3,297,198
3.63%, 02/15/20	2,100,000	2,120,426
1.13%, 03/31/20	600,000	587,121
1.63%, 06/30/20 (e)	3,100,000	3,043,570
1.75%, 10/31/20 (e)	900,000	882,158
2.63%, 11/15/20	1,500,000	1,494,492
2.38%, 12/31/20 (e)	500,000	495,645
1.13%, 02/28/21	1,500,000	1,445,186
2.00%, 02/28/21 (e)	5,000,000	4,911,426
1.25%, 03/31/21	500,000	482,676
2.25%, 04/30/21 (e)	4,900,000	4,836,453
2.63%, 05/15/21	2,300,000	2,289,219
1.38%, 05/31/21 (e)	3,500,000	3,378,389
2.63%, 06/15/21 (e)	5,000,000	4,975,488
1.13%, 06/30/21	2,750,000	2,635,703
2.13%, 08/15/21 (e)	8,700,000	8,540,783
1.13%, 09/30/21	3,000,000	2,862,892
1.88%, 01/31/22 (e)	7,950,000	7,719,419
1.75%, 04/30/22	900,000	868,113
2.00%, 07/31/22	500,000	485,244
1.75%, 09/30/22	200,000	192,039
1.88%, 10/31/22	900,000	867,516
1.63%, 11/15/22	650,000	620,331
2.00%, 11/30/22	700,000	677,660
2.13%, 12/31/22 (e)	1,400,000	1,360,816
1.50%, 02/28/23	1,300,000	1,229,897
1.38%, 06/30/23 (e)	3,100,000	2,903,647
2.75%, 07/31/23	350,000	348,455
1.38%, 08/31/23	1,850,000	1,728,016
1.38%, 09/30/23	1,500,000	1,399,512
2.75%, 11/15/23	800,000	795,953
2.25%, 01/31/24	3,700,000	3,589,723
2.75%, 02/15/24 (e)	900,000	894,463
2.00%, 04/30/24	3,200,000	3,059,375
2.50%, 05/15/24	3,275,000	3,211,611
2.25%, 11/15/24	2,500,000	2,410,547
2.25%, 12/31/24	1,250,000	1,204,565
2.50%, 01/31/25	3,500,000	3,419,541
2.00%, 02/15/25	1,000,000	948,125
2.88%, 04/30/25	1,650,000	1,646,326
2.13%, 05/15/25	2,150,000	2,049,639
2.88%, 05/31/25	1,670,000	1,665,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 06/30/25	1,700,000	1,682,768
2.00%, 08/15/25	5,650,000	5,332,408
1.63%, 05/15/26	1,550,000	1,413,709
1.50%, 08/15/26 (e)	1,350,000	1,215,264
2.25%, 08/15/27	2,200,000	2,075,305
2.25%, 11/15/27	1,900,000	1,788,449
2.75%, 02/15/28	5,800,000	5,680,828
2.88%, 05/15/28	2,300,000	2,274,170
Total Treasuries
(Cost $122,548,802)		120,800,421

Government Related 3.8% of net assets

Agency 1.2%
Foreign 1.2%
Germany 1.0%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (f)	1,000,000	1,012,811
1.50%, 06/15/21 (f)	2,000,000	1,931,224
		2,944,035
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	250,000	238,562
Republic of Korea 0.1%
Korea Development Bank
3.75%, 01/22/24	500,000	499,900
		3,682,497

Local Authority 0.4%
Foreign 0.4%
Canada 0.4%
Hydro-Quebec
8.05%, 07/07/24	500,000	612,081
Province of British Columbia
2.25%, 06/02/26	500,000	467,655
		1,079,736
		1,079,736

Sovereign 0.4%
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	250,000	239,328
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	250,000	246,090
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	300,000	295,350
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	350,000	357,326
		1,138,094

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 1.8%
Asian Development Bank
1.63%, 05/05/20	1,000,000	982,535
2.25%, 01/20/21	1,000,000	986,739
European Investment Bank
4.00%, 02/16/21	500,000	511,385
Inter-American Development Bank
3.88%, 09/17/19	500,000	504,194
International Bank for Reconstruction & Development
1.75%, 04/19/23	2,000,000	1,902,308
International Finance Corp.
1.75%, 09/16/19	150,000	148,815
1.13%, 07/20/21	250,000	238,666
		5,274,642
Total Government Related
(Cost $11,295,936)		11,174,969

Securitized 35.0% of net assets

Collateralized Mortgage Obligations 0.6%
Banc of America Funding Trust
Series 05-E Class 5A1
4.19%, 05/20/35 (a)(b)(g)	4,314	4,300
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.55%, 07/20/34
(12 mo. USD-LIBOR + 1.87%) (a)(b)	119,309	115,508
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (a)	32,583	33,341
JP Morgan Mortgage Trust
Series 2004-A3 Class 2A1
4.45%, 07/25/34 (a)(b)(h)	71,260	72,389
Series 2004-A5 Class 4A4
4.45%, 12/25/34 (a)(b)(i)	92,145	94,098
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
4.13%, 05/25/34 (a)(b)(j)	59,212	58,723
MASTR Alternative Loan Trust
Series 2005-1 Class 5A1
5.50%, 01/25/20 (a)	32,103	32,523
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
2.82%, 05/25/29
(1 mo. USD-LIBOR + 0.50%) (a)(b)	490,737	480,635
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
2.79%, 06/15/30
(1 mo. USD-LIBOR + 0.48%) (a)(b)	47,128	46,371
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (a)	8,905	7,900
Series 2013-2 Class A1
1.87%, 02/25/43 (a)	461,064	405,237
Series 2013-5 Class A1
2.50%, 05/25/43 (a)(d)	192,423	176,455
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
3.00%, 03/19/34
(1 mo. USD-LIBOR + 0.70%) (a)(b)	158,215	156,141
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
3.45%, 03/25/33
(1 year CMT Rate + 2.00%) (a)(b)	26,323	26,662
Series 2004-AR3 Class A2
3.96%, 06/25/34 (a)(b)(k)	25,302	25,781
Series 2005-AR9 Class A1A
2.96%, 07/25/45
(1 mo. USD-LIBOR + 0.64%) (a)(b)	136,342	136,702
		1,872,766

Commercial Mortgage-Backed Securities 2.2%
COMM Mortgage Trust
Series 2013-CR12 Class A2
2.90%, 10/10/46 (a)	4,515	4,511
Fannie Mae-ACES
Series 2014-M6 Class A2
2.68%, 05/25/21 (a)	428,533	423,829
Series 2011-M5 Class A2
2.94%, 07/25/21 (a)	189,065	188,053
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K714 Class A2
3.03%, 10/25/20 (a)	153,278	152,775
Series K026 Class A2
2.51%, 11/25/22 (a)	650,000	633,372
Series K027 Class A2
2.64%, 01/25/23 (a)	110,000	107,584
Series K037 Class A1
2.59%, 04/25/23 (a)	84,146	83,234
Series K046 Class A2
3.21%, 03/25/25 (a)	100,000	99,062
Ginnie Mae
Series 2013-55 Class A
1.32%, 05/16/34 (a)	84,248	82,517
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	366,000	376,212
Series 2015-C28 Class A4
3.23%, 10/15/48 (a)	3,000,000	2,917,259
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	100,000	99,650
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,500,000	1,476,919
		6,644,977

Mortgage-Backed Securities Pass-Through 32.2%
Fannie Mae
5.50%, 10/01/22 (a)(e)	92,232	98,292
5.50%, 04/01/23 to 12/01/33 (a)	403,659	431,792
3.00%, 01/01/26 to 10/01/46 (a)	9,634,875	9,323,895
2.50%, 07/01/27 to 02/01/43 (a)	2,182,983	2,106,734
5.00%, 07/01/36 (a)	719,809	761,788
4.00%, 09/01/40 (a)(e)	2,439,768	2,472,914
3.50%, 10/01/40 to 04/01/48 (a)	8,166,314	8,049,864
4.00%, 02/01/41 to 04/01/48 (a)	3,439,371	3,468,063
Fannie Mae TBA
2.00%, 12/01/33 (a)(l)	500,000	469,082
3.00%, 12/01/33 to 12/01/48 (a)(l)	2,500,000	2,399,628

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 12/01/33 to 12/01/48 (a)(l)	4,000,000	3,933,238
4.00%, 12/01/33 to 12/01/48 (a)(l)	3,500,000	3,526,028
4.50%, 12/01/48 (a)(l)	6,000,000	6,168,994
Freddie Mac
5.00%, 01/01/24 to 08/01/40 (a)	195,239	205,162
2.50%, 12/01/27 to 04/01/30 (a)	1,606,849	1,565,752
3.50%, 04/01/33 to 02/01/48 (a)	3,589,012	3,555,411
3.00%, 02/01/35 to 11/01/46 (a)	4,510,208	4,327,306
4.50%, 07/01/39 to 08/01/41 (a)	1,544,573	1,603,948
4.00%, 10/01/40 to 07/01/48 (a)	2,668,499	2,691,826
3.50%, 09/01/44 (a)(e)	2,321,640	2,290,229
Freddie Mac TBA
2.50%, 12/01/33 (a)(l)	500,000	481,699
3.00%, 12/01/33 to 12/01/48 (a)(l)	3,000,000	2,905,588
3.50%, 12/01/33 to 12/01/48 (a)(l)	3,000,000	2,952,532
4.00%, 12/01/48 (a)(l)	3,500,000	3,519,893
Ginnie Mae
3.00%, 01/15/28 to 08/20/46 (a)	3,500,814	3,383,829
4.00%, 11/20/40 to 07/20/48 (a)	3,361,022	3,418,460
3.50%, 09/15/41 to 07/20/47 (a)	6,848,327	6,802,677
4.50%, 10/15/43 (a)	456,247	474,533
2.50%, 07/20/46 (a)	81,756	76,393
Ginnie Mae TBA
3.00%, 12/01/48 (a)(l)	4,000,000	3,850,631
3.50%, 12/01/48 (a)(l)	4,500,000	4,448,408
4.00%, 12/01/48 (a)(l)	2,500,000	2,530,518
4.50%, 12/01/48 (a)(l)	1,000,000	1,031,603
		95,326,710
Total Securitized
(Cost $105,583,615)		103,844,453
Security	Number of Shares	Value ($)
Other Investment Company 2.8% of net assets

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (m)	8,406,329	8,406,329
Total Other Investment Company
(Cost $8,406,329)		8,406,329
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 10.1% of net assets

Government Related 10.1%
United States Treasury Bill
2.13%, 12/13/18 (n)	30,000,000	29,978,725
Total Short-Term Investment
(Cost $29,978,725)		29,978,725
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Variable-rate security.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $914,482 or 0.3% of net assets.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Guaranteed by the Republic of Germany.
(g)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.25% and 12 month LIBOR + 2.00%)
(h)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.49% and 12 month LIBOR + 1.99%)
(i)	Security is backed by a tranche of loans comprised of three different reference rates and spreads (1 year CMT + 2.37%, 6 month LIBOR + 1.62% and 12 month LIBOR + 1.77%)
(j)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.08% and 12 month LIBOR + 1.88%)
(k)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.33% and 12 month LIBOR + 1.82%)
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the 7-day yield.
(n)	The rate shown is the purchase yield.

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT –	Real Estate Investment Trust
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$58,905,400	$—	$58,905,400
Treasuries	—	120,800,421	—	120,800,421
Government Related[1]	—	11,174,969	—	11,174,969
Securitized [1]	—	103,844,453	—	103,844,453
Other Investment Company[1]	8,406,329	—	—	8,406,329
Short-Term Investment[1]	—	29,978,725	—	29,978,725
Total	$8,406,329	$324,703,968	$—	$333,110,297
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.38%, 01/15/20	13,837,257	13,816,515
0.13%, 04/15/20	35,505,458	34,817,530
1.25%, 07/15/20	21,266,005	21,311,459
1.13%, 01/15/21	24,322,689	24,297,692
0.13%, 04/15/21	30,873,569	30,061,336
0.63%, 07/15/21	25,815,405	25,551,549
0.13%, 01/15/22	28,497,181	27,663,610
0.13%, 04/15/22	30,078,667	29,072,380
0.13%, 07/15/22	29,388,961	28,510,577
0.13%, 01/15/23	29,528,960	28,442,974
0.63%, 04/15/23	20,086,353	19,710,514
0.38%, 07/15/23	29,291,743	28,547,773
0.63%, 01/15/24	29,203,528	28,637,595
0.13%, 07/15/24	28,714,401	27,421,427
0.25%, 01/15/25	28,783,043	27,493,248
2.38%, 01/15/25	18,903,289	20,432,623
0.38%, 07/15/25	28,751,132	27,684,373
0.63%, 01/15/26	25,892,546	25,167,006
2.00%, 01/15/26	13,768,432	14,675,954
0.13%, 07/15/26	24,278,660	22,744,412
0.38%, 01/15/27	24,096,100	22,818,081
2.38%, 01/15/27	11,075,167	12,202,080
0.38%, 07/15/27	23,810,204	22,541,691
0.50%, 01/15/28	23,612,184	22,450,171
1.75%, 01/15/28	11,089,437	11,741,306
3.63%, 04/15/28	9,340,526	11,448,158
0.75%, 07/15/28	23,185,865	22,589,818
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	10,697,952	12,141,725
3.88%, 04/15/29	11,358,045	14,427,534
3.38%, 04/15/32	4,313,344	5,516,138
2.13%, 02/15/40	5,844,047	6,818,345
2.13%, 02/15/41	7,434,721	8,719,043
0.75%, 02/15/42	13,067,837	11,749,702
0.63%, 02/15/43	9,659,443	8,390,585
1.38%, 02/15/44	14,574,091	14,936,147
0.75%, 02/15/45	16,243,861	14,389,263
1.00%, 02/15/46	11,931,584	11,211,796
0.88%, 02/15/47	11,700,231	10,637,877
1.00%, 02/15/48	11,464,864	10,744,664
Total Treasuries
(Cost $779,517,581)		761,534,671
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (a)	365,042	365,042
Total Other Investment Company
(Cost $365,042)		365,042
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$761,534,671	$—	$761,534,671
Other Investment Company[1]	365,042	—	—	365,042
Total	$365,042	$761,534,671	$—	$761,899,713
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.4% of net assets

Financial Institutions 8.0%
Banking 5.7%
American Express Co.
2.20%, 10/30/20 (a)	750,000	732,219
3.70%, 08/03/23 (a)	500,000	494,740
4.05%, 12/03/42	150,000	137,912
American Express Credit Corp.
2.20%, 03/03/20 (a)(b)	500,000	492,971
2.38%, 05/26/20 (a)	250,000	246,426
2.25%, 05/05/21 (a)	195,000	189,161
3.30%, 05/03/27 (a)	250,000	238,142
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	966,969
Banco Santander S.A.
3.50%, 04/11/22	400,000	389,760
3.13%, 02/23/23	200,000	187,632
4.25%, 04/11/27	200,000	185,321
4.38%, 04/12/28	200,000	184,641
Bank of America Corp.
5.88%, 01/05/21	330,000	345,642
2.63%, 04/19/21 (b)	1,044,000	1,022,538
5.00%, 05/13/21	260,000	268,577
2.33%, 10/01/21 (a)(c)(d)	1,500,000	1,464,233
5.70%, 01/24/22	724,000	762,538
2.50%, 10/21/22 (a)	1,000,000	952,129
4.10%, 07/24/23	500,000	500,684
3.00%, 12/20/23 (a)(c)(d)	2,000,000	1,920,247
4.45%, 03/03/26	724,000	713,131
3.50%, 04/19/26 (b)	500,000	474,491
3.42%, 12/20/28 (a)(c)(d)	1,000,000	922,204
6.11%, 01/29/37	400,000	437,016
4.24%, 04/24/38 (a)(c)(d)	250,000	232,838
5.00%, 01/21/44	150,000	152,849
4.44%, 01/20/48 (a)(c)(d)	600,000	564,799
3.95%, 01/23/49 (a)(c)(d)	150,000	129,347
Bank of America NA
6.00%, 10/15/36	818,000	926,251
Bank of Montreal
1.90%, 08/27/21	550,000	528,034
2.35%, 09/11/22	250,000	239,230
2.55%, 11/06/22 (a)	250,000	240,170
Barclays PLC
3.25%, 01/12/21	250,000	244,302
3.68%, 01/10/23 (a)	250,000	238,754
4.34%, 05/16/24 (a)(c)(d)	200,000	194,135
3.65%, 03/16/25	1,000,000	920,382
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 01/12/26	500,000	473,888
4.95%, 01/10/47	200,000	173,821
BB&T Corp.
3.95%, 03/22/22 (a)	524,000	528,543
2.85%, 10/26/24 (a)	500,000	474,240
BNP Paribas S.A.
5.00%, 01/15/21	541,000	558,208
3.25%, 03/03/23	195,000	190,199
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	491,000	477,339
Capital One Financial Corp.
3.75%, 04/24/24 (a)	400,000	387,482
3.30%, 10/30/24 (a)	500,000	467,465
3.75%, 03/09/27 (a)	500,000	462,427
Capital One NA
2.35%, 01/31/20 (a)	750,000	740,940
2.95%, 07/23/21 (a)	1,000,000	977,208
Citigroup, Inc.
2.40%, 02/18/20	919,000	908,662
5.38%, 08/09/20	1,000,000	1,029,893
2.65%, 10/26/20	1,047,000	1,029,332
3.50%, 05/15/23	500,000	488,764
5.50%, 09/13/25	724,000	755,037
3.70%, 01/12/26	500,000	475,643
4.60%, 03/09/26	195,000	191,909
3.20%, 10/21/26 (a)	1,050,000	959,809
4.45%, 09/29/27	580,000	560,514
3.89%, 01/10/28 (a)(c)(d)	300,000	286,085
3.67%, 07/24/28 (a)(c)(d)	1,500,000	1,403,999
8.13%, 07/15/39	70,000	95,910
5.88%, 01/30/42	330,000	367,340
4.65%, 07/30/45	380,000	362,620
4.75%, 05/18/46	330,000	304,436
Cooperatieve Rabobank UA
2.50%, 01/19/21	491,000	480,412
3.88%, 02/08/22	500,000	503,428
4.63%, 12/01/23	491,000	493,968
4.38%, 08/04/25	491,000	480,082
3.75%, 07/21/26	300,000	279,677
5.25%, 05/24/41	150,000	162,007
Credit Suisse AG
3.63%, 09/09/24	300,000	292,017
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250,000	246,988
3.13%, 12/10/20	655,000	646,018
3.45%, 04/16/21	1,250,000	1,240,029
3.75%, 03/26/25	250,000	237,300
4.55%, 04/17/26	250,000	245,902
4.88%, 05/15/45	250,000	244,002

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Deutsche Bank AG
3.13%, 01/13/21	593,000	575,515
3.38%, 05/12/21	500,000	483,730
3.30%, 11/16/22	250,000	233,238
3.70%, 05/30/24	150,000	137,696
Discover Bank
3.35%, 02/06/23 (a)	500,000	482,630
4.65%, 09/13/28 (a)	500,000	485,110
Fifth Third Bancorp
2.88%, 07/27/20 (a)	375,000	371,697
8.25%, 03/01/38	250,000	331,275
HSBC Bank USA NA
4.88%, 08/24/20	250,000	254,543
5.88%, 11/01/34	518,000	570,856
HSBC Holdings PLC
3.40%, 03/08/21	1,200,000	1,186,760
2.95%, 05/25/21	250,000	244,246
4.00%, 03/30/22	330,000	332,042
4.25%, 03/14/24	500,000	490,371
4.38%, 11/23/26	459,000	440,705
4.58%, 06/19/29 (a)	200,000	195,950
6.50%, 09/15/37	1,155,000	1,299,970
HSBC USA, Inc.
2.35%, 03/05/20	500,000	493,579
2.75%, 08/07/20	500,000	494,918
ING Groep N.V.
4.55%, 10/02/28	500,000	490,716
JPMorgan Chase & Co.
4.25%, 10/15/20	724,000	733,274
2.55%, 10/29/20 (a)	330,000	324,170
4.63%, 05/10/21	500,000	512,032
2.40%, 06/07/21 (a)	1,309,000	1,271,841
4.35%, 08/15/21	900,000	915,950
3.25%, 09/23/22	1,130,000	1,111,698
3.20%, 01/25/23	813,000	795,205
3.38%, 05/01/23	250,000	243,508
3.88%, 02/01/24	250,000	250,128
3.13%, 01/23/25 (a)	195,000	183,438
3.30%, 04/01/26 (a)	3,735,000	3,513,765
3.78%, 02/01/28 (a)(c)(d)	500,000	480,277
3.54%, 05/01/28 (a)(c)(d)	250,000	235,888
4.20%, 07/23/29 (a)(c)(d)	150,000	147,149
6.40%, 05/15/38	200,000	239,849
5.50%, 10/15/40	330,000	357,255
5.60%, 07/15/41	100,000	110,506
4.26%, 02/22/48 (a)(c)(d)	750,000	683,576
3.90%, 01/23/49 (a)(c)(d)	500,000	429,012
KeyBank NA
2.50%, 11/22/21	250,000	243,240
3.38%, 03/07/23	250,000	246,802
KeyCorp
2.90%, 09/15/20	500,000	495,182
Lloyds Bank PLC
2.70%, 08/17/20	250,000	246,573
6.38%, 01/21/21	505,000	531,911
Lloyds Banking Group PLC
4.65%, 03/24/26	724,000	680,455
4.38%, 03/22/28	500,000	470,475
4.34%, 01/09/48	300,000	235,140
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,000,000	962,137
2.67%, 07/25/22	1,000,000	964,965
3.76%, 07/26/23	250,000	249,716
3.29%, 07/25/27	250,000	235,856
3.96%, 03/02/28	250,000	247,187
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	682,485
2.60%, 09/11/22	250,000	239,725
3.66%, 02/28/27	200,000	193,561
3.17%, 09/11/27	500,000	465,913
Morgan Stanley
2.65%, 01/27/20	500,000	495,946
2.63%, 11/17/21	500,000	484,198
2.75%, 05/19/22	1,000,000	964,222
4.88%, 11/01/22	500,000	513,862
3.13%, 01/23/23	1,000,000	968,114
4.00%, 07/23/25	724,000	709,366
5.00%, 11/24/25	324,000	328,617
6.25%, 08/09/26	412,000	455,081
3.95%, 04/23/27	1,750,000	1,644,807
7.25%, 04/01/32	330,000	411,172
3.97%, 07/22/38 (a)(c)(d)	250,000	223,795
4.30%, 01/27/45	405,000	368,755
National Australia Bank Ltd.
2.63%, 07/23/20	250,000	246,746
2.50%, 05/22/22	850,000	816,521
PNC Bank NA
2.00%, 05/19/20 (a)	500,000	490,389
2.55%, 12/09/21 (a)	655,000	636,379
2.95%, 02/23/25 (a)	500,000	475,921
Regions Financial Corp.
3.20%, 02/08/21 (a)	500,000	494,556
2.75%, 08/14/22 (a)	1,000,000	960,070
Royal Bank of Canada
2.13%, 03/02/20	500,000	493,713
2.35%, 10/30/20	250,000	245,781
2.75%, 02/01/22	500,000	489,086
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(c)(d)	1,500,000	1,430,198
4.89%, 05/18/29 (a)(c)(d)	250,000	237,418
5.08%, 01/27/30 (a)(c)(d)	200,000	191,420
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	810,877
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(c)(d)	500,000	472,375
3.82%, 11/03/28 (a)(c)(d)	250,000	222,125
Santander UK PLC
4.00%, 03/13/24	150,000	148,741
State Street Corp.
3.30%, 12/16/24	500,000	485,324
2.65%, 05/19/26	250,000	229,662
4.14%, 12/03/29 (a)(c)(d)	250,000	251,967
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	741,000	733,244
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	250,000	246,909
3.10%, 01/17/23	750,000	729,432
3.78%, 03/09/26	1,000,000	978,297
2.63%, 07/14/26	100,000	90,099
3.94%, 07/19/28	250,000	246,796
SunTrust Bank
3.69%, 08/02/24 (a)(c)(d)	500,000	494,729
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	481,609
Synchrony Financial
2.70%, 02/03/20 (a)	200,000	196,528
3.95%, 12/01/27 (a)	500,000	422,810
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	235,938

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	330,000	324,033
4.15%, 02/01/21	500,000	508,174
3.65%, 02/04/24 (a)	500,000	496,944
3.25%, 09/11/24 (a)	200,000	194,204
3.85%, 04/28/28	750,000	746,969
The Bank of Nova Scotia
2.35%, 10/21/20	250,000	245,598
2.70%, 03/07/22	1,000,000	970,121
The Goldman Sachs Group, Inc.
2.75%, 09/15/20 (a)	1,047,000	1,029,609
5.25%, 07/27/21 (b)	400,000	412,963
5.75%, 01/24/22	562,000	589,187
3.63%, 01/22/23	500,000	493,286
2.91%, 06/05/23 (a)(c)(d)	1,500,000	1,438,470
3.85%, 07/08/24 (a)	724,000	703,999
3.50%, 11/16/26 (a)	1,000,000	921,839
5.95%, 01/15/27	157,000	168,369
3.69%, 06/05/28 (a)(c)(d)	1,750,000	1,620,756
6.75%, 10/01/37	500,000	572,026
4.41%, 04/23/39 (a)(c)(d)	500,000	459,636
6.25%, 02/01/41	150,000	170,547
4.80%, 07/08/44 (a)	150,000	143,915
4.75%, 10/21/45 (a)	500,000	475,151
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	239,171
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	330,000	337,303
3.90%, 04/29/24 (a)	500,000	495,874
The Toronto-Dominion Bank
2.50%, 12/14/20	900,000	886,947
3.63%, 09/15/31 (a)(c)(d)	300,000	280,202
UBS AG
2.35%, 03/26/20	491,000	484,106
4.88%, 08/04/20	491,000	503,181
US Bancorp
2.35%, 01/29/21 (a)	250,000	244,795
2.63%, 01/24/22 (a)	500,000	488,051
3.70%, 01/30/24 (a)	250,000	250,890
3.15%, 04/27/27 (a)	1,000,000	940,041
Wachovia Corp.
5.50%, 08/01/35	330,000	348,832
Wells Fargo & Co.
2.15%, 01/30/20	250,000	246,735
2.60%, 07/22/20	250,000	246,122
2.55%, 12/07/20	250,000	244,746
3.00%, 01/22/21	250,000	247,058
2.10%, 07/26/21	724,000	694,947
3.50%, 03/08/22	250,000	247,149
2.63%, 07/22/22	1,250,000	1,199,074
3.07%, 01/24/23 (a)	500,000	483,045
3.45%, 02/13/23	593,000	578,832
3.30%, 09/09/24	1,224,000	1,173,265
4.30%, 07/22/27	380,000	368,572
5.38%, 02/07/35	650,000	696,916
4.65%, 11/04/44	800,000	741,990
3.90%, 05/01/45	330,000	293,906
4.75%, 12/07/46	500,000	473,911
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	250,000	245,771
Westpac Banking Corp.
2.60%, 11/23/20	724,000	713,718
3.65%, 05/15/23	500,000	498,339
3.40%, 01/25/28	500,000	474,641
		119,356,870
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	252,966
BlackRock, Inc.
5.00%, 12/10/19	195,000	199,037
3.50%, 03/18/24	724,000	721,928
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	250,000	233,186
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	479,450
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	247,091
3.75%, 09/21/28 (a)	550,000	540,168
Invesco Finance PLC
3.75%, 01/15/26	230,000	221,086
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,150,000	1,098,758
Legg Mason, Inc.
4.75%, 03/15/26	250,000	252,925
Nasdaq, Inc.
5.55%, 01/15/20	250,000	256,162
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	260,078
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)	100,000	100,052
		4,862,887
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	500,000	503,047
5.00%, 10/01/21	250,000	255,239
3.65%, 07/21/27 (a)	250,000	217,676
Air Lease Corp.
3.38%, 06/01/21 (a)	1,000,000	982,891
3.63%, 04/01/27 (a)	250,000	223,836
Aircastle Ltd.
5.13%, 03/15/21	250,000	254,594
GATX Corp.
2.60%, 03/30/20 (a)	50,000	49,348
3.25%, 09/15/26 (a)	500,000	460,444
GE Capital International Funding Co.
2.34%, 11/15/20	750,000	713,585
3.37%, 11/15/25	250,000	216,129
4.42%, 11/15/35	1,655,000	1,340,603
International Lease Finance Corp.
4.63%, 04/15/21	330,000	334,578
		5,551,970
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	189,923
Insurance 1.2%
Aetna, Inc.
2.80%, 06/15/23 (a)	250,000	236,629
Aflac, Inc.
3.63%, 06/15/23	200,000	198,948
3.63%, 11/15/24	100,000	98,335
American International Group, Inc.
4.88%, 06/01/22	250,000	256,673
3.88%, 01/15/35 (a)	328,000	282,335
6.25%, 05/01/36	430,000	459,424

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/16/44 (a)	395,000	343,387
4.38%, 01/15/55 (a)	250,000	203,194
Anthem, Inc.
3.30%, 01/15/23	330,000	323,094
3.50%, 08/15/24 (a)	195,000	188,356
4.65%, 08/15/44 (a)	750,000	712,847
Aon PLC
3.50%, 06/14/24 (a)	750,000	729,821
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	187,926
Assurant, Inc.
4.20%, 09/27/23 (a)	250,000	249,617
AXA Equitable Holdings, Inc.
4.35%, 04/20/28 (a)(e)	250,000	237,617
5.00%, 04/20/48 (a)(e)	150,000	132,634
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	750,000	727,027
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	630,000	610,699
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	300,000	294,170
2.70%, 03/13/23	300,000	290,145
3.35%, 05/03/26 (a)	500,000	483,220
4.15%, 03/13/43	400,000	379,949
Cigna Corp.
4.00%, 02/15/22 (a)	195,000	196,426
CNA Financial Corp.
3.45%, 08/15/27 (a)	500,000	457,256
Halfmoon Parent, Inc.
3.75%, 07/15/23 (a)	500,000	493,605
4.38%, 10/15/28 (a)	650,000	641,081
4.90%, 12/15/48 (a)	500,000	477,848
Humana, Inc.
3.85%, 10/01/24 (a)	1,306,000	1,283,924
3.95%, 03/15/27 (a)	400,000	389,835
Lincoln National Corp.
3.80%, 03/01/28 (a)	250,000	237,944
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)(d)	500,000	469,008
Markel Corp.
3.50%, 11/01/27 (a)	150,000	139,314
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	487,011
MetLife, Inc.
4.37%, 09/15/23	250,000	256,360
3.60%, 11/13/25 (a)	800,000	781,556
6.40%, 12/15/36 (a)	330,000	334,125
4.13%, 08/13/42	100,000	91,848
Principal Financial Group, Inc.
4.30%, 11/15/46 (a)	362,000	327,124
Prudential Financial, Inc.
5.38%, 06/21/20	400,000	411,717
4.50%, 11/16/21	528,000	541,396
3.50%, 05/15/24	200,000	198,111
6.63%, 12/01/37	500,000	604,805
5.63%, 06/15/43 (a)(c)(d)	330,000	331,650
4.60%, 05/15/44 (b)	450,000	434,982
The Allstate Corp.
3.15%, 06/15/23	100,000	98,629
5.75%, 08/15/53 (a)(c)(d)	340,000	337,025
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330,000	380,369
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Progressive Corp.
2.45%, 01/15/27	250,000	225,480
4.20%, 03/15/48 (a)	250,000	236,346
The Travelers Co., Inc.
6.75%, 06/20/36	150,000	189,909
The Travelers Cos., Inc.
4.00%, 05/30/47 (a)	500,000	460,679
UnitedHealth Group, Inc.
3.35%, 07/15/22	650,000	646,691
2.75%, 02/15/23 (a)	195,000	189,027
3.75%, 07/15/25	530,000	528,130
3.38%, 04/15/27	250,000	241,838
3.85%, 06/15/28	250,000	249,759
4.63%, 07/15/35	200,000	207,343
5.80%, 03/15/36	393,000	454,980
6.88%, 02/15/38	250,000	326,189
4.75%, 07/15/45	150,000	154,870
4.25%, 06/15/48 (a)	250,000	241,340
Voya Financial, Inc.
5.70%, 07/15/43	350,000	373,551
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	245,483
XLIT Ltd.
4.45%, 03/31/25	250,000	245,149
6.25%, 05/15/27	250,000	281,701
5.25%, 12/15/43	330,000	344,508
		23,871,969
REITs 0.6%
AvalonBay Communities, Inc.
3.63%, 10/01/20 (a)	200,000	200,568
3.50%, 11/15/24 (a)	250,000	244,876
2.90%, 10/15/26 (a)	250,000	231,461
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	494,876
3.13%, 09/01/23 (a)	250,000	240,285
3.80%, 02/01/24 (a)	195,000	191,611
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	143,737
Digital Realty Trust LP
5.88%, 02/01/20 (a)	230,000	234,979
4.45%, 07/15/28 (a)	150,000	148,968
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	268,437
3.25%, 06/30/26 (a)	230,000	216,543
ERP Operating LP
4.75%, 07/15/20 (a)	400,000	406,561
4.63%, 12/15/21 (a)	195,000	200,369
4.00%, 08/01/47 (a)	100,000	89,023
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	318,013
Government Properties Income Trust
4.00%, 07/15/22 (a)	150,000	148,862
HCP, Inc.
4.25%, 11/15/23 (a)	500,000	497,658
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	500,000	481,387
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	254,957
3.95%, 01/15/28 (a)	250,000	223,935
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	318,250
Kilroy Realty LP
4.25%, 08/15/29 (a)	195,000	186,780

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimco Realty Corp.
3.40%, 11/01/22 (a)	695,000	676,866
3.30%, 02/01/25 (a)	250,000	234,596
4.25%, 04/01/45 (a)	500,000	429,656
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	501,471
ProLogis LP
4.25%, 08/15/23 (a)(b)	1,159,000	1,192,145
Realty Income Corp.
3.00%, 01/15/27 (a)	330,000	300,787
4.65%, 03/15/47 (a)	150,000	145,351
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	750,000	711,974
Simon Property Group LP
4.38%, 03/01/21 (a)	330,000	335,832
2.35%, 01/30/22 (a)	1,000,000	963,737
6.75%, 02/01/40 (a)	250,000	310,632
4.25%, 11/30/46 (a)	150,000	139,593
UDR, Inc.
3.50%, 01/15/28 (a)	250,000	232,564
Ventas Realty LP
3.85%, 04/01/27 (a)	250,000	238,168
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	142,856
Welltower, Inc.
4.25%, 04/01/26 (a)	750,000	737,988
		13,036,352
		166,869,971

Industrial 14.7%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	193,516
Albemarle Corp.
5.45%, 12/01/44 (a)	300,000	294,228
ArcelorMittal
6.25%, 02/25/22	500,000	527,064
Barrick North America Finance LLC
5.75%, 05/01/43	250,000	259,212
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	264,925
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	195,000	184,810
5.00%, 09/30/43	300,000	317,361
Domtar Corp.
4.40%, 04/01/22 (a)	300,000	303,188
DowDuPont, Inc.
4.21%, 11/15/23 (a)	150,000	151,495
4.49%, 11/15/25 (a)	250,000	253,063
4.73%, 11/15/28 (a)	500,000	507,989
5.32%, 11/15/38 (a)	150,000	153,506
5.42%, 11/15/48 (a)	150,000	153,773
Eastman Chemical Co.
2.70%, 01/15/20 (a)	60,000	59,657
4.80%, 09/01/42 (a)	250,000	229,022
Ecolab, Inc.
4.35%, 12/08/21	122,000	125,019
2.38%, 08/10/22 (a)	150,000	143,661
3.25%, 12/01/27 (a)	150,000	142,284
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	94,485
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldcorp, Inc.
3.70%, 03/15/23 (a)	100,000	97,717
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,492
5.00%, 09/26/48 (a)	150,000	145,301
International Paper Co.
3.65%, 06/15/24 (a)	200,000	198,569
5.00%, 09/15/35 (a)	250,000	243,260
4.40%, 08/15/47 (a)	500,000	422,983
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	151,116
LYB International Finance BV
4.88%, 03/15/44 (a)	250,000	225,647
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	227,267
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	262,872
Newmont Mining Corp.
4.88%, 03/15/42 (a)	330,000	307,550
Nucor Corp.
5.20%, 08/01/43 (a)	200,000	208,695
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	189,039
3.63%, 03/15/24 (a)	100,000	97,121
3.38%, 03/15/25 (a)	330,000	308,312
6.13%, 01/15/41 (a)	195,000	209,235
5.25%, 01/15/45 (a)	150,000	146,025
Packaging Corp. of America
4.50%, 11/01/23 (a)	600,000	613,122
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	97,699
Praxair, Inc.
3.00%, 09/01/21	195,000	194,076
2.65%, 02/05/25 (a)	250,000	233,680
3.20%, 01/30/26 (a)	300,000	291,134
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	350,000	377,658
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	500,000	468,675
Rohm & Haas Co.
7.85%, 07/15/29	250,000	309,867
RPM International, Inc.
4.25%, 01/15/48 (a)	250,000	202,024
Southern Copper Corp.
5.38%, 04/16/20	750,000	763,500
The Dow Chemical Co.
3.50%, 10/01/24 (a)	250,000	240,434
7.38%, 11/01/29	274,000	329,293
4.25%, 10/01/34 (a)	250,000	225,235
4.38%, 11/15/42 (a)	150,000	129,189
5.55%, 11/30/48 (a)(e)	150,000	152,371
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	237,721
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	750,000	719,663
3.45%, 06/01/27 (a)	250,000	229,309
4.50%, 06/01/47 (a)	250,000	221,632
Vale Overseas Ltd.
4.38%, 01/11/22	31,000	31,542
6.88%, 11/10/39	850,000	963,296
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	91,653
4.38%, 11/15/47 (a)	100,000	84,186

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WestRock Co.
3.75%, 03/15/25 (a)(e)	600,000	575,707
Weyerhaeuser Co.
7.38%, 03/15/32	150,000	181,992
		15,863,117
Capital Goods 1.2%
3M Co.
2.00%, 06/26/22	263,000	252,106
3.25%, 02/14/24 (a)	150,000	148,837
2.88%, 10/15/27 (a)	250,000	235,071
4.00%, 09/14/48 (a)	250,000	244,004
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	244,435
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	466,498
Bemis Co., Inc.
3.10%, 09/15/26 (a)	70,000	63,544
Caterpillar Financial Services Corp.
1.85%, 09/04/20	350,000	341,703
1.70%, 08/09/21	330,000	315,672
2.40%, 08/09/26	362,000	324,965
Caterpillar, Inc.
2.60%, 06/26/22 (a)	200,000	193,249
3.40%, 05/15/24 (a)	135,000	134,052
3.80%, 08/15/42	500,000	452,160
CNH Industrial Capital LLC
4.38%, 11/06/20	300,000	301,209
Deere & Co.
5.38%, 10/16/29	362,000	403,727
Eaton Corp.
2.75%, 11/02/22	230,000	220,648
4.00%, 11/02/32	296,000	283,750
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	188,756
3.15%, 06/15/26 (a)	150,000	139,120
4.30%, 06/15/46 (a)	330,000	304,278
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	288,246
2.38%, 11/15/24 (a)	250,000	234,123
3.75%, 05/15/28 (a)	400,000	398,392
General Electric Co.
4.38%, 09/16/20	150,000	148,337
4.65%, 10/17/21	250,000	246,220
3.15%, 09/07/22 (b)	400,000	367,473
2.70%, 10/09/22	330,000	298,013
3.10%, 01/09/23	100,000	90,967
3.45%, 05/15/24 (a)	224,000	200,391
6.75%, 03/15/32	250,000	255,630
5.88%, 01/14/38	220,000	205,243
4.13%, 10/09/42	430,000	334,230
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	316,688
2.50%, 11/01/26 (a)	250,000	229,635
3.81%, 11/21/47 (a)	150,000	139,575
Illinois Tool Works, Inc.
3.90%, 09/01/42 (a)	300,000	283,487
Ingersoll-Rand Global Holding Co., Ltd.
5.75%, 06/15/43	100,000	109,918
4.30%, 02/21/48 (a)	250,000	227,506
John Deere Capital Corp.
2.80%, 03/04/21	250,000	247,236
2.75%, 03/15/22	250,000	244,873
2.15%, 09/08/22	500,000	477,851
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 06/10/26	200,000	184,636
3.05%, 01/06/28	300,000	281,095
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	190,618
4.63%, 07/02/44 (a)	195,000	180,768
5.13%, 09/14/45 (a)(b)	200,000	201,548
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	279,338
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	500,000	491,666
3.10%, 01/15/23 (a)	250,000	245,093
3.55%, 01/15/26 (a)	300,000	294,537
4.09%, 09/15/52 (a)	638,000	580,766
Masco Corp.
4.50%, 05/15/47 (a)	500,000	413,514
Northrop Grumman Corp.
2.08%, 10/15/20	350,000	342,012
3.50%, 03/15/21	250,000	250,240
3.25%, 01/15/28 (a)	150,000	139,702
5.05%, 11/15/40	400,000	415,434
4.03%, 10/15/47 (a)	150,000	134,623
Owens Corning
4.20%, 12/15/22 (a)	330,000	327,442
4.20%, 12/01/24 (a)	150,000	147,616
Parker-Hannifin Corp.
3.30%, 11/21/24 (a)	250,000	244,742
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	96,482
Raytheon Co.
3.15%, 12/15/24 (a)	250,000	244,891
4.88%, 10/15/40	150,000	162,565
Republic Services, Inc.
5.00%, 03/01/20	250,000	255,014
3.55%, 06/01/22 (a)	250,000	248,622
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	550,000	533,151
3.20%, 03/15/24 (a)	655,000	626,985
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	500,000	488,243
3.80%, 12/15/26 (a)	500,000	479,336
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	242,109
The Boeing Co.
4.88%, 02/15/20	430,000	438,935
2.80%, 03/01/27 (a)	400,000	373,602
3.45%, 11/01/28 (a)	250,000	243,309
3.65%, 03/01/47 (a)	250,000	222,458
United Technologies Corp.
1.90%, 05/04/20	250,000	244,642
1.95%, 11/01/21 (a)	195,000	186,037
3.10%, 06/01/22	150,000	146,379
3.65%, 08/16/23 (a)	250,000	246,658
3.95%, 08/16/25 (a)	500,000	494,614
6.05%, 06/01/36	500,000	564,446
6.13%, 07/15/38	750,000	855,577
4.50%, 06/01/42	100,000	93,846
4.63%, 11/16/48 (a)	150,000	144,397
Wabtec Corp.
4.70%, 09/15/28 (a)	250,000	236,991
Waste Management, Inc.
4.75%, 06/30/20	75,000	76,640
3.13%, 03/01/25 (a)	200,000	192,755
4.10%, 03/01/45 (a)	562,000	531,975

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xylem, Inc.
4.88%, 10/01/21	500,000	515,420
		25,133,287
Communications 2.2%
21st Century Fox America, Inc.
4.50%, 02/15/21	75,000	76,567
3.70%, 10/15/25 (a)	200,000	198,338
6.55%, 03/15/33	500,000	622,844
6.20%, 12/15/34	150,000	179,073
6.40%, 12/15/35	230,000	283,439
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	336,479
America Movil, S.A.B. de CV
6.13%, 03/30/40	830,000	944,854
American Tower Corp.
3.30%, 02/15/21 (a)	250,000	248,422
3.00%, 06/15/23	300,000	287,492
5.00%, 02/15/24	250,000	258,459
3.13%, 01/15/27 (a)	230,000	207,457
AT&T, Inc.
2.80%, 02/17/21 (a)	1,000,000	982,417
3.88%, 08/15/21	250,000	251,093
3.80%, 03/01/24 (a)	500,000	489,660
3.40%, 05/15/25 (a)	230,000	214,315
4.10%, 02/15/28 (a)	877,000	827,377
4.30%, 02/15/30 (a)	1,597,000	1,490,438
5.25%, 03/01/37 (a)	600,000	570,185
4.30%, 12/15/42 (a)	250,000	207,540
4.75%, 05/15/46 (a)	1,250,000	1,079,733
5.65%, 02/15/47 (a)	150,000	146,072
4.50%, 03/09/48 (a)	824,000	688,361
4.55%, 03/09/49 (a)	150,000	124,584
5.15%, 02/15/50 (a)	500,000	449,974
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	249,825
CBS Corp.
3.50%, 01/15/25 (a)	330,000	312,519
7.88%, 07/30/30	50,000	62,011
4.90%, 08/15/44 (a)	195,000	179,653
4.60%, 01/15/45 (a)	330,000	292,796
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	501,001
4.91%, 07/23/25 (a)	250,000	248,626
4.20%, 03/15/28 (a)	500,000	466,034
6.38%, 10/23/35 (a)	230,000	235,408
6.48%, 10/23/45 (a)	500,000	501,326
5.75%, 04/01/48 (a)	250,000	233,629
Comcast Corp.
5.15%, 03/01/20	750,000	766,828
3.30%, 10/01/20	250,000	250,012
3.45%, 10/01/21	250,000	250,336
2.75%, 03/01/23 (a)	250,000	241,345
3.30%, 02/01/27 (a)	650,000	609,992
4.15%, 10/15/28 (a)	500,000	496,128
4.25%, 10/15/30 (a)	250,000	247,084
7.05%, 03/15/33	500,000	620,092
4.20%, 08/15/34 (a)	250,000	236,778
6.50%, 11/15/35	195,000	228,772
3.90%, 03/01/38 (a)	250,000	225,054
4.60%, 10/15/38 (a)	500,000	490,148
4.50%, 01/15/43	500,000	471,131
3.97%, 11/01/47 (a)	350,000	301,454
4.00%, 03/01/48 (a)	250,000	220,130
4.70%, 10/15/48 (a)	500,000	488,011
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 11/01/52 (a)	150,000	127,670
4.95%, 10/15/58 (a)	250,000	245,824
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	239,198
4.88%, 04/15/22	330,000	338,775
5.25%, 01/15/23	350,000	362,529
4.45%, 02/15/26 (a)	195,000	193,084
4.75%, 05/15/47 (a)	250,000	232,319
Deutsche Telekom International Finance BV
8.75%, 06/15/30	550,000	724,877
Discovery Communications LLC
2.80%, 06/15/20 (a)(e)	175,000	172,634
4.90%, 03/11/26 (a)	100,000	100,895
3.95%, 03/20/28 (a)	500,000	465,680
5.00%, 09/20/37 (a)	250,000	231,626
6.35%, 06/01/40	500,000	532,666
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	295,000	296,396
Moody’s Corp.
2.75%, 12/15/21 (a)	250,000	243,015
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	338,308
4.38%, 04/01/21	195,000	198,959
4.45%, 01/15/43	230,000	216,171
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	330,000	335,940
3.63%, 05/01/22	250,000	245,837
3.65%, 11/01/24 (a)	230,000	221,144
3.60%, 04/15/26 (a)	1,000,000	937,743
Orange S.A.
9.00%, 03/01/31 (b)	600,000	825,112
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	330,000	333,538
TCI Communications, Inc.
7.13%, 02/15/28	230,000	274,606
Telefonica Emisiones S.A.U.
5.46%, 02/16/21	330,000	341,594
4.57%, 04/27/23	150,000	153,113
4.10%, 03/08/27	300,000	284,604
7.05%, 06/20/36	195,000	224,456
5.21%, 03/08/47	500,000	453,572
The Walt Disney Co.
3.00%, 02/13/26	700,000	668,598
4.13%, 06/01/44	750,000	727,855
Time Warner Cable LLC
5.00%, 02/01/20	330,000	334,354
4.13%, 02/15/21 (a)	250,000	250,453
5.88%, 11/15/40 (a)	974,000	926,111
Verizon Communications, Inc.
2.63%, 02/21/20	500,000	496,394
3.00%, 11/01/21 (a)	263,000	259,499
2.95%, 03/15/22	500,000	490,618
5.15%, 09/15/23	530,000	560,986
4.15%, 03/15/24 (a)	330,000	333,639
3.50%, 11/01/24 (a)	330,000	322,191
4.13%, 03/16/27	500,000	494,727
4.50%, 08/10/33	150,000	145,994
4.40%, 11/01/34 (a)	630,000	598,832
4.27%, 01/15/36	905,000	834,868
4.75%, 11/01/41	724,000	684,314
4.86%, 08/21/46	250,000	239,135
4.52%, 09/15/48	1,500,000	1,372,346
4.67%, 03/15/55	750,000	675,381

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Viacom, Inc.
4.25%, 09/01/23 (a)	263,000	264,583
5.85%, 09/01/43 (a)	500,000	497,306
Vodafone Group PLC
2.95%, 02/19/23	380,000	362,832
4.38%, 05/30/28	1,500,000	1,442,212
6.15%, 02/27/37	150,000	155,657
Warner Media LLC
3.55%, 06/01/24 (a)	1,000,000	960,082
3.88%, 01/15/26 (a)	900,000	851,419
4.85%, 07/15/45 (a)	300,000	265,949
WPP Finance 2010
3.75%, 09/19/24	100,000	93,012
		45,792,528
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	750,000	717,909
3.40%, 12/06/27 (a)	500,000	457,962
4.50%, 11/28/34 (a)	250,000	237,245
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	221,680
3.80%, 12/05/24 (a)	195,000	196,882
3.15%, 08/22/27 (a)	1,000,000	950,112
3.88%, 08/22/37 (a)	250,000	236,822
4.95%, 12/05/44 (a)	330,000	354,466
4.05%, 08/22/47 (a)	500,000	470,792
American Honda Finance Corp.
1.70%, 09/09/21	150,000	143,341
2.90%, 02/16/24	590,000	566,829
2.30%, 09/09/26	300,000	269,733
Aptiv Corp.
4.15%, 03/15/24 (a)	250,000	247,093
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	500,000	477,914
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	96,432
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	500,000	487,904
3.00%, 05/18/27 (a)	500,000	473,809
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	400,000	419,574
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	267,051
eBay, Inc.
2.60%, 07/15/22 (a)	195,000	186,614
2.75%, 01/30/23 (a)	500,000	475,538
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	512,290
Ford Motor Co.
4.35%, 12/08/26 (a)	330,000	296,993
6.63%, 10/01/28	200,000	201,844
7.45%, 07/16/31	393,000	406,016
Ford Motor Credit Co., LLC
3.16%, 08/04/20	500,000	488,441
3.34%, 03/18/21	250,000	241,461
3.47%, 04/05/21	405,000	392,228
2.98%, 08/03/22 (a)	500,000	461,669
4.38%, 08/06/23	250,000	237,354
4.69%, 06/09/25 (a)	500,000	465,321
4.13%, 08/04/25	250,000	224,404
General Motors Co.
4.88%, 10/02/23	562,000	562,907
4.20%, 10/01/27 (a)	500,000	454,200
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 10/01/28 (a)	150,000	140,948
6.25%, 10/02/43	500,000	459,233
General Motors Financial Co., Inc.
3.15%, 01/15/20 (a)	800,000	794,479
3.25%, 01/05/23 (a)	250,000	235,377
3.70%, 05/09/23 (a)	562,000	535,481
5.25%, 03/01/26 (a)	150,000	147,775
3.85%, 01/05/28 (a)	500,000	439,596
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	150,000	151,425
5.38%, 11/01/23 (a)	250,000	254,295
5.38%, 04/15/26	150,000	149,145
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	194,365
Kohl’s Corp.
4.25%, 07/17/25 (a)	500,000	490,712
5.55%, 07/17/45 (a)	250,000	231,845
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	495,000	489,614
3.38%, 09/15/25 (a)	724,000	702,691
4.65%, 04/15/42 (a)	195,000	192,560
Macy’s Retail Holdings, Inc.
3.45%, 01/15/21 (a)	250,000	247,982
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	98,202
3.75%, 03/15/25 (a)	330,000	316,602
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	242,001
McDonald’s Corp.
2.20%, 05/26/20 (a)	250,000	246,295
3.70%, 01/30/26 (a)	330,000	322,055
3.50%, 03/01/27 (a)	200,000	192,068
3.80%, 04/01/28 (a)	500,000	486,007
4.70%, 12/09/35 (a)	250,000	249,689
4.88%, 12/09/45 (a)	270,000	269,446
4.45%, 09/01/48 (a)	250,000	234,660
NIKE, Inc.
3.38%, 11/01/46 (a)	500,000	421,725
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	280,948
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	200,000	197,819
PACCAR Financial Corp.
3.15%, 08/09/21	250,000	249,397
QVC, Inc.
5.13%, 07/02/22	330,000	334,483
4.38%, 03/15/23	100,000	97,153
4.45%, 02/15/25 (a)	300,000	283,808
5.45%, 08/15/34 (a)	195,000	173,773
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	250,000	261,314
Sands China Ltd.
4.60%, 08/08/23 (a)(e)	500,000	492,970
Starbucks Corp.
2.10%, 02/04/21 (a)	250,000	243,504
3.85%, 10/01/23 (a)	245,000	247,015
3.75%, 12/01/47 (a)	250,000	205,758
Target Corp.
3.50%, 07/01/24	263,000	263,357
4.00%, 07/01/42	75,000	69,021
3.90%, 11/15/47 (a)	500,000	445,301
The Home Depot, Inc.
4.40%, 04/01/21 (a)	250,000	256,341
3.25%, 03/01/22	250,000	249,785
2.63%, 06/01/22 (a)	250,000	244,924

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 04/01/23 (a)	250,000	243,280
3.75%, 02/15/24 (a)	195,000	197,121
5.88%, 12/16/36	830,000	970,277
4.20%, 04/01/43 (a)	330,000	318,428
4.88%, 02/15/44 (a)	195,000	205,285
The Western Union Co.
4.25%, 06/09/23 (a)	250,000	248,774
Toyota Motor Credit Corp.
1.90%, 04/08/21	250,000	242,621
2.95%, 04/13/21	250,000	247,677
2.75%, 05/17/21	500,000	492,806
3.40%, 09/15/21	789,000	791,321
3.30%, 01/12/22	250,000	249,647
2.63%, 01/10/23	100,000	96,471
3.20%, 01/11/27	150,000	142,951
Visa, Inc.
2.80%, 12/14/22 (a)	250,000	244,399
3.15%, 12/14/25 (a)	250,000	241,477
4.15%, 12/14/35 (a)	330,000	332,468
4.30%, 12/14/45 (a)	295,000	295,835
3.65%, 09/15/47 (a)	150,000	136,520
Walgreen Co.
4.40%, 09/15/42	500,000	437,373
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	330,000	322,309
Walmart, Inc.
1.90%, 12/15/20	250,000	244,326
3.13%, 06/23/21	750,000	749,624
2.55%, 04/11/23 (a)	850,000	820,474
3.70%, 06/26/28 (a)	500,000	495,286
3.95%, 06/28/38 (a)	250,000	242,042
4.30%, 04/22/44 (a)	1,000,000	1,008,809
4.05%, 06/29/48 (a)	250,000	240,406
		36,691,781
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.90%, 11/30/21 (a)	1,000,000	977,427
4.90%, 11/30/46 (a)	826,000	858,442
AbbVie, Inc.
2.85%, 05/14/23 (a)	1,000,000	954,087
3.60%, 05/14/25 (a)	200,000	191,055
3.20%, 05/14/26 (a)	500,000	460,278
4.50%, 05/14/35 (a)	250,000	229,865
4.30%, 05/14/36 (a)	500,000	447,803
4.40%, 11/06/42	250,000	217,801
4.88%, 11/14/48 (a)	500,000	457,035
Allergan Funding SCS
3.85%, 06/15/24 (a)	1,250,000	1,213,482
3.80%, 03/15/25 (a)	1,000,000	961,183
4.75%, 03/15/45 (a)	111,000	103,091
Altria Group, Inc.
2.95%, 05/02/23	750,000	721,736
4.50%, 05/02/43	500,000	447,043
AmerisourceBergen Corp.
4.30%, 12/15/47 (a)	150,000	125,556
Amgen, Inc.
3.45%, 10/01/20	750,000	750,070
1.85%, 08/19/21 (a)	300,000	287,579
2.60%, 08/19/26 (a)	330,000	296,122
4.66%, 06/15/51 (a)	1,075,000	999,196
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	1,445,000	1,416,471
3.30%, 02/01/23 (a)	250,000	242,205
3.65%, 02/01/26 (a)	1,230,000	1,161,410
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 02/01/36 (a)	405,000	382,070
4.90%, 02/01/46 (a)	1,250,000	1,164,484
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	250,000	237,718
3.50%, 01/12/24 (a)	300,000	289,535
4.00%, 04/13/28 (a)	650,000	622,205
4.60%, 04/15/48 (a)	150,000	135,095
4.44%, 10/06/48 (a)	750,000	650,776
4.75%, 04/15/58 (a)	250,000	220,387
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	350,000	318,945
Ascension Health
3.95%, 11/15/46	250,000	232,207
AstraZeneca PLC
2.38%, 11/16/20	500,000	489,818
3.38%, 11/16/25	200,000	191,206
4.00%, 01/17/29 (a)	500,000	487,410
6.45%, 09/15/37	330,000	391,297
BAT Capital Corp.
2.30%, 08/14/20	500,000	486,531
2.76%, 08/15/22 (a)	300,000	284,301
3.56%, 08/15/27 (a)	250,000	222,998
4.54%, 08/15/47 (a)	200,000	162,820
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	97,743
Baxter International, Inc.
2.60%, 08/15/26 (a)	79,000	71,318
Becton Dickinson & Co.
2.68%, 12/15/19	100,000	99,187
2.40%, 06/05/20	500,000	490,864
3.36%, 06/06/24 (a)	500,000	477,471
3.73%, 12/15/24 (a)	102,000	98,564
4.69%, 12/15/44 (a)	250,000	230,128
4.67%, 06/06/47 (a)	200,000	186,026
Biogen, Inc.
2.90%, 09/15/20	500,000	494,409
3.63%, 09/15/22	150,000	149,624
Boston Scientific Corp.
3.85%, 05/15/25	375,000	365,887
4.00%, 03/01/28 (a)	150,000	143,187
Bristol-Myers Squibb Co.
2.00%, 08/01/22	250,000	239,132
Brown-Forman Corp.
4.00%, 04/15/38 (a)	250,000	240,472
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	500,000	448,732
Campbell Soup Co.
4.15%, 03/15/28 (a)	500,000	464,602
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,000,000	936,275
3.75%, 09/15/25 (a)	330,000	315,403
4.90%, 09/15/45 (a)	180,000	159,099
Celgene Corp.
2.88%, 08/15/20	724,000	715,166
3.45%, 11/15/27 (a)	250,000	227,070
5.25%, 08/15/43	1,000,000	960,291
Church & Dwight Co., Inc.
3.95%, 08/01/47 (a)	250,000	218,530
Colgate-Palmolive Co.
2.25%, 11/15/22	250,000	240,455
2.10%, 05/01/23	250,000	236,408
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	249,596
4.85%, 11/01/28 (a)	250,000	248,643
5.40%, 11/01/48 (a)	150,000	142,903

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	150,156
3.20%, 02/15/23 (a)	500,000	483,707
4.25%, 05/01/23	100,000	100,604
3.50%, 05/09/27 (a)	250,000	231,309
4.50%, 05/09/47 (a)	150,000	133,375
CVS Health Corp.
2.80%, 07/20/20 (a)	250,000	246,737
3.35%, 03/09/21	550,000	545,390
2.13%, 06/01/21 (a)	330,000	316,884
2.75%, 12/01/22 (a)	250,000	237,264
3.70%, 03/09/23 (a)	1,500,000	1,478,215
3.38%, 08/12/24 (a)	730,000	698,748
4.10%, 03/25/25 (a)	250,000	246,341
4.88%, 07/20/35 (a)	500,000	487,896
4.78%, 03/25/38 (a)	300,000	287,094
5.30%, 12/05/43 (a)	250,000	249,879
5.13%, 07/20/45 (a)	150,000	146,343
5.05%, 03/25/48 (a)	1,250,000	1,217,888
Diageo Capital PLC
4.83%, 07/15/20	100,000	102,418
2.63%, 04/29/23 (a)	50,000	48,070
Diageo Investment Corp.
2.88%, 05/11/22	500,000	489,531
Eli Lilly & Co.
3.70%, 03/01/45 (a)	130,000	118,426
3.95%, 05/15/47 (a)	250,000	235,079
Express Scripts Holding Co.
4.75%, 11/15/21	400,000	410,306
4.50%, 02/25/26 (a)	350,000	353,535
4.80%, 07/15/46 (a)	330,000	311,282
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	500,000	464,763
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	478,097
4.55%, 04/17/38 (a)	350,000	319,598
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	742,739
3.25%, 09/01/22 (a)	500,000	494,243
5.65%, 12/01/41 (a)	724,000	793,624
4.75%, 03/01/46 (a)	270,000	260,271
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,000,000	999,123
6.38%, 05/15/38	263,000	324,863
Hasbro, Inc.
5.10%, 05/15/44 (a)	200,000	181,048
Johnson & Johnson
2.45%, 12/05/21	100,000	98,056
3.38%, 12/05/23	500,000	508,130
2.45%, 03/01/26 (a)	100,000	92,630
3.63%, 03/03/37 (a)	1,300,000	1,213,593
3.70%, 03/01/46 (a)	330,000	305,720
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	712,690
4.15%, 05/01/47 (a)	150,000	143,300
Kellogg Co.
2.65%, 12/01/23	500,000	468,138
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (e)	250,000	247,839
4.60%, 05/25/28 (a)(e)	500,000	492,052
4.99%, 05/25/38 (a)(e)	250,000	239,314
Kimberly-Clark Corp.
3.20%, 07/30/46 (a)	500,000	413,024
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	130,000	137,715
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	202,716
Kraft Heinz Foods Co.
5.38%, 02/10/20	256,000	261,430
3.50%, 06/06/22	685,000	673,963
3.50%, 07/15/22 (a)	250,000	244,950
6.88%, 01/26/39	750,000	841,337
5.20%, 07/15/45 (a)	330,000	300,826
4.38%, 06/01/46 (a)	330,000	270,509
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	98,470
3.60%, 02/01/25 (a)	150,000	144,640
3.60%, 09/01/27 (a)	150,000	142,187
4.70%, 02/01/45 (a)	150,000	137,996
McKesson Corp.
2.70%, 12/15/22 (a)	750,000	720,010
3.80%, 03/15/24 (a)	330,000	322,703
Mead Johnson Nutrition Co.
5.90%, 11/01/39	250,000	295,200
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	600,000	576,147
Medtronic, Inc.
3.13%, 03/15/22 (a)	562,000	554,511
4.38%, 03/15/35	580,000	582,938
4.63%, 03/15/44 (a)	350,000	354,112
4.63%, 03/15/45	275,000	281,058
Merck & Co., Inc.
3.88%, 01/15/21 (a)	493,000	500,454
2.75%, 02/10/25 (a)	280,000	266,964
3.70%, 02/10/45 (a)	750,000	698,699
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	468,000	448,682
3.50%, 05/01/22	195,000	193,640
4.20%, 07/15/46 (a)	330,000	275,662
Mondelez International, Inc.
3.00%, 05/07/20	150,000	149,132
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	225,043
4.55%, 04/15/28 (a)(e)	600,000	560,612
Newell Brands, Inc.
3.15%, 04/01/21 (a)	150,000	147,476
3.85%, 04/01/23 (a)	350,000	341,050
5.38%, 04/01/36 (a)	150,000	140,170
Novartis Capital Corp.
3.40%, 05/06/24	100,000	98,831
3.10%, 05/17/27 (a)	900,000	859,280
4.40%, 05/06/44	250,000	255,335
PepsiCo, Inc.
4.50%, 01/15/20	195,000	198,225
1.70%, 10/06/21 (a)	1,000,000	956,372
2.75%, 03/05/22	250,000	245,843
4.60%, 07/17/45 (a)	500,000	523,466
4.45%, 04/14/46 (a)	500,000	509,631
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	491,000	469,913
Pfizer, Inc.
1.95%, 06/03/21	250,000	242,909
3.00%, 09/15/21	150,000	149,743
2.20%, 12/15/21	250,000	242,746
3.00%, 06/15/23	500,000	492,714
7.20%, 03/15/39	260,000	354,746
4.40%, 05/15/44	330,000	333,765
4.13%, 12/15/46	250,000	241,592

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philip Morris International, Inc.
2.00%, 02/21/20	500,000	493,057
2.90%, 11/15/21	230,000	225,447
3.25%, 11/10/24	330,000	319,300
3.38%, 08/11/25 (a)	330,000	319,494
6.38%, 05/16/38	100,000	115,700
4.50%, 03/20/42	500,000	468,392
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	479,138
Reynolds American, Inc.
3.25%, 06/12/20	150,000	148,647
4.45%, 06/12/25 (a)	195,000	189,761
7.25%, 06/15/37	250,000	285,240
5.85%, 08/15/45 (a)	500,000	484,812
Sanofi
4.00%, 03/29/21	250,000	253,973
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	479,567
2.88%, 09/23/23 (a)	500,000	468,372
3.20%, 09/23/26 (a)	335,000	301,968
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	237,561
4.63%, 03/15/46 (a)	250,000	246,120
Sysco Corp.
2.60%, 10/01/20 (a)	500,000	492,819
3.25%, 07/15/27 (a)	150,000	139,596
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	245,419
The Coca-Cola Co.
3.15%, 11/15/20	195,000	194,977
2.20%, 05/25/22	500,000	484,420
2.88%, 10/27/25	100,000	94,999
2.25%, 09/01/26	562,000	506,563
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	240,468
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	248,855
The JM Smucker Co.
3.50%, 10/15/21	250,000	247,961
3.50%, 03/15/25	637,000	605,952
The Kroger Co.
6.15%, 01/15/20	100,000	102,981
2.95%, 11/01/21 (a)	250,000	245,026
2.80%, 08/01/22 (a)	500,000	483,066
5.40%, 07/15/40 (a)	200,000	198,957
The Procter & Gamble Co.
2.70%, 02/02/26	750,000	706,022
2.45%, 11/03/26	491,000	452,835
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	350,000	345,556
3.00%, 04/15/23 (a)	200,000	192,460
4.15%, 02/01/24 (a)	283,000	284,494
2.95%, 09/19/26 (a)	150,000	136,831
5.30%, 02/01/44 (a)	195,000	208,337
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	148,176
3.95%, 08/15/24 (a)	150,000	148,272
Unilever Capital Corp.
4.25%, 02/10/21	530,000	540,631
3.00%, 03/07/22	250,000	246,030
2.00%, 07/28/26	500,000	439,570
Wyeth LLC
5.95%, 04/01/37	500,000	597,602
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	246,776
4.45%, 08/15/45 (a)	250,000	219,757
Zoetis, Inc.
3.45%, 11/13/20 (a)	250,000	250,080
3.25%, 02/01/23 (a)	70,000	68,489
4.70%, 02/01/43 (a)	195,000	193,587
		81,495,483
Energy 2.2%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	204,213
6.45%, 09/15/36	150,000	160,014
7.95%, 06/15/39	150,000	179,074
Apache Corp.
2.63%, 01/15/23 (a)	250,000	235,530
6.00%, 01/15/37	184,000	189,733
4.75%, 04/15/43 (a)	300,000	258,069
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	224,923
4.08%, 12/15/47 (a)	200,000	162,427
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	506,781
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	150,000	147,622
BP Capital Markets PLC
2.52%, 01/15/20	133,000	132,137
2.32%, 02/13/20	195,000	192,917
4.50%, 10/01/20	330,000	336,053
2.11%, 09/16/21 (a)	1,000,000	963,815
3.54%, 11/04/24	200,000	196,228
3.28%, 09/19/27 (a)	750,000	700,296
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	330,000	317,522
6.25%, 03/15/38	330,000	359,595
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	235,516
6.75%, 11/15/39	250,000	242,358
5.40%, 06/15/47 (a)	250,000	209,044
Chevron Corp.
2.36%, 12/05/22 (a)	500,000	478,065
3.19%, 06/24/23 (a)	1,000,000	982,888
2.95%, 05/16/26 (a)	100,000	94,153
Cimarex Energy Co.
4.38%, 06/01/24 (a)	330,000	322,679
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	580,447
6.50%, 02/01/39	800,000	978,002
Continental Resources, Inc.
5.00%, 09/15/22 (a)	200,000	200,164
Devon Energy Corp.
5.60%, 07/15/41 (a)	500,000	468,835
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	263,000	257,448
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	395,000	398,239
5.50%, 09/15/40 (a)	330,000	325,049
Enbridge, Inc.
3.70%, 07/15/27 (a)	1,400,000	1,311,524
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	500,000	500,755
5.20%, 02/01/22 (a)(b)	1,000,000	1,023,948
4.90%, 03/15/35 (a)	230,000	204,763
6.13%, 12/15/45 (a)	465,000	446,442

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	150,000	146,721
3.90%, 02/15/24 (a)	195,000	193,999
3.75%, 02/15/25 (a)	480,000	468,545
3.95%, 02/15/27 (a)	150,000	145,997
4.15%, 10/16/28 (a)	250,000	244,210
6.13%, 10/15/39	150,000	163,089
4.85%, 03/15/44 (a)	150,000	141,054
5.10%, 02/15/45 (a)	300,000	294,840
4.90%, 05/15/46 (a)	750,000	719,310
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	104,872
3.90%, 04/01/35 (a)	724,000	672,462
EQT Midstream Partners LP
4.75%, 07/15/23 (a)	250,000	248,055
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	479,989
2.73%, 03/01/23 (a)	500,000	486,345
3.57%, 03/06/45 (a)	330,000	291,610
4.11%, 03/01/46 (a)	100,000	96,854
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	97,988
3.80%, 11/15/25 (a)	845,000	808,401
4.85%, 11/15/35 (a)	150,000	146,908
5.00%, 11/15/45 (a)	330,000	318,579
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	330,000	338,396
Hess Corp.
5.80%, 04/01/47 (a)	500,000	448,422
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	257,532
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	293,201
Kerr-McGee Corp.
6.95%, 07/01/24	500,000	555,131
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	263,000	272,601
3.95%, 09/01/22 (a)	250,000	247,852
4.30%, 05/01/24 (a)	296,000	293,691
6.95%, 01/15/38	330,000	367,323
4.70%, 11/01/42 (a)	195,000	168,517
5.40%, 09/01/44 (a)	195,000	186,113
Kinder Morgan, Inc.
3.05%, 12/01/19 (a)(b)	400,000	397,174
4.30%, 06/01/25 (a)	195,000	190,697
5.30%, 12/01/34 (a)	250,000	241,546
5.55%, 06/01/45 (a)	330,000	321,518
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	250,000	246,848
Marathon Oil Corp.
4.40%, 07/15/27 (a)	1,000,000	959,148
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	154,029
3.63%, 09/15/24 (a)	230,000	220,988
3.80%, 04/01/28 (a)(e)	100,000	92,078
5.00%, 09/15/54 (a)	250,000	223,045
MPLX LP
4.70%, 04/15/48 (a)	1,000,000	847,331
Nexen Energy ULC
5.88%, 03/10/35	195,000	219,180
NiSource, Inc.
5.25%, 02/15/43 (a)	195,000	199,229
Noble Energy, Inc.
3.85%, 01/15/28 (a)	500,000	456,682
6.00%, 03/01/41 (a)	150,000	147,261
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Occidental Petroleum Corp.
2.70%, 02/15/23 (a)	250,000	239,552
3.40%, 04/15/26 (a)	100,000	96,531
4.40%, 04/15/46 (a)	830,000	789,086
ONEOK Partners LP
6.65%, 10/01/36	250,000	273,292
ONEOK, Inc.
5.20%, 07/15/48 (a)	250,000	232,635
Phillips 66
3.90%, 03/15/28 (a)	250,000	237,244
4.88%, 11/15/44 (a)	350,000	332,513
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	330,000	312,140
Pioneer Natural Resources Co.
7.50%, 01/15/20	724,000	755,046
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	330,000	315,244
6.65%, 01/15/37	250,000	257,040
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	500,000	514,770
5.75%, 05/15/24 (a)	630,000	664,025
5.00%, 03/15/27 (a)	500,000	498,820
Shell International Finance BV
2.13%, 05/11/20	750,000	738,924
1.88%, 05/10/21	250,000	241,364
3.25%, 05/11/25	80,000	77,601
6.38%, 12/15/38	500,000	615,293
3.63%, 08/21/42	330,000	294,230
4.38%, 05/11/45	330,000	325,747
4.00%, 05/10/46	330,000	307,445
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	330,000	303,243
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	724,000	702,123
6.50%, 06/15/38	500,000	569,905
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	1,000,000	979,733
5.40%, 10/01/47 (a)	500,000	444,490
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	500,000	566,212
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	195,000	191,547
4.30%, 03/04/24 (a)	1,000,000	988,232
8.75%, 03/15/32	250,000	321,384
6.30%, 04/15/40	500,000	521,528
Total Capital International S.A.
2.88%, 02/17/22	500,000	490,681
3.75%, 04/10/24	100,000	100,447
Total Capital S.A.
4.25%, 12/15/21	250,000	255,571
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	203,926
4.25%, 05/15/28 (a)	250,000	243,382
5.60%, 03/31/34	100,000	102,886
5.00%, 10/16/43 (a)	850,000	799,281
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	455,937
4.90%, 03/15/45	230,000	212,695
Western Gas Partners LP
3.95%, 06/01/25 (a)	330,000	307,546
		46,221,920

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	98,721
3.70%, 04/01/27 (a)	500,000	485,708
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	483,650
Howard Hughes Medical Institute
3.50%, 09/01/23	330,000	335,071
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	100,000	83,660
William Marsh Rice University
3.57%, 05/15/45	200,000	185,361
		1,672,171
Technology 1.9%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	80,000	79,759
Alphabet, Inc.
3.38%, 02/25/24	195,000	194,433
Analog Devices, Inc.
3.13%, 12/05/23 (a)	500,000	481,304
Apple, Inc.
1.90%, 02/07/20	250,000	247,140
2.00%, 05/06/20	250,000	246,664
2.00%, 11/13/20	250,000	245,358
2.25%, 02/23/21 (a)	400,000	392,199
2.85%, 05/06/21	330,000	327,768
2.15%, 02/09/22	100,000	96,469
2.70%, 05/13/22	1,000,000	979,964
2.40%, 05/03/23	330,000	314,803
3.00%, 02/09/24 (a)	250,000	242,530
2.50%, 02/09/25	689,000	641,994
3.25%, 02/23/26 (a)	80,000	76,929
3.35%, 02/09/27 (a)	750,000	717,870
3.85%, 05/04/43	330,000	303,533
4.65%, 02/23/46 (a)	1,750,000	1,787,649
4.25%, 02/09/47 (a)	195,000	189,723
Applied Materials, Inc.
2.63%, 10/01/20 (a)	500,000	493,145
3.90%, 10/01/25 (a)	250,000	248,422
3.30%, 04/01/27 (a)	400,000	378,443
Baidu, Inc.
3.00%, 06/30/20	250,000	247,948
4.13%, 06/30/25	500,000	489,864
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	500,000	493,504
3.00%, 01/15/22 (a)	500,000	481,239
3.63%, 01/15/24 (a)	250,000	236,611
3.13%, 01/15/25 (a)	500,000	452,600
3.88%, 01/15/27 (a)	150,000	135,200
3.50%, 01/15/28 (a)	250,000	218,172
Cisco Systems, Inc.
4.45%, 01/15/20	600,000	609,229
2.45%, 06/15/20	250,000	247,469
3.50%, 06/15/25	762,000	754,743
5.50%, 01/15/40	450,000	520,220
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(e)	430,000	435,331
8.35%, 07/15/46 (a)(e)	195,000	215,558
Fidelity National Information Services, Inc.
5.00%, 10/15/25 (a)	92,000	95,020
4.25%, 05/15/28 (a)	250,000	245,630
4.75%, 05/15/48 (a)	250,000	230,979
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fiserv, Inc.
2.70%, 06/01/20 (a)	195,000	192,376
4.20%, 10/01/28 (a)	250,000	247,043
Harris Corp.
6.15%, 12/15/40	195,000	224,142
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	499,789
4.40%, 10/15/22 (a)	100,000	101,660
6.35%, 10/15/45 (a)	362,000	336,363
HP, Inc.
4.05%, 09/15/22	400,000	402,924
6.00%, 09/15/41	150,000	145,967
Intel Corp.
3.30%, 10/01/21	263,000	263,764
2.88%, 05/11/24 (a)	750,000	721,464
3.70%, 07/29/25 (a)	550,000	546,326
4.80%, 10/01/41	195,000	203,827
4.10%, 05/19/46 (a)	550,000	522,586
International Business Machines Corp.
2.25%, 02/19/21	330,000	321,811
3.38%, 08/01/23	200,000	196,155
3.63%, 02/12/24	400,000	393,837
3.45%, 02/19/26	300,000	285,748
3.30%, 01/27/27	500,000	470,991
6.22%, 08/01/27	230,000	260,769
4.70%, 02/19/46	150,000	146,828
Juniper Networks, Inc.
4.50%, 03/15/24	300,000	303,421
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	149,715
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	230,000	234,026
Lam Research Corp.
2.80%, 06/15/21 (a)	360,000	353,126
3.80%, 03/15/25 (a)	330,000	323,596
Microsoft Corp.
2.00%, 11/03/20 (a)	350,000	343,944
1.55%, 08/08/21 (a)	1,500,000	1,442,395
2.40%, 02/06/22 (a)	250,000	244,342
3.13%, 11/03/25 (a)	330,000	320,554
3.30%, 02/06/27 (a)	250,000	243,658
3.50%, 02/12/35 (a)	250,000	234,327
3.45%, 08/08/36 (a)	500,000	462,306
4.10%, 02/06/37 (a)	300,000	299,904
4.50%, 10/01/40	750,000	789,245
3.70%, 08/08/46 (a)	2,224,000	2,061,919
4.25%, 02/06/47 (a)	100,000	101,272
Motorola Solutions, Inc.
3.50%, 03/01/23	330,000	319,486
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	227,699
NVIDIA Corp.
2.20%, 09/16/21 (a)	330,000	320,060
3.20%, 09/16/26 (a)	330,000	308,681
Oracle Corp.
2.50%, 05/15/22 (a)	250,000	242,290
2.63%, 02/15/23 (a)	500,000	482,906
3.63%, 07/15/23	562,000	562,421
2.40%, 09/15/23 (a)	500,000	472,828
2.95%, 05/15/25 (a)	1,051,000	1,000,007
3.25%, 11/15/27 (a)	250,000	237,744
3.90%, 05/15/35 (a)	350,000	326,901
3.80%, 11/15/37 (a)	750,000	687,836
6.13%, 07/08/39	500,000	601,180
5.38%, 07/15/40	50,000	55,432
4.50%, 07/08/44 (a)	330,000	323,068

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 07/15/46 (a)	70,000	63,647
4.00%, 11/15/47 (a)	150,000	136,054
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	195,076
3.25%, 05/20/27 (a)	1,100,000	1,013,401
4.65%, 05/20/35 (a)	300,000	288,126
Seagate HDD
4.75%, 01/01/25	150,000	138,552
4.88%, 06/01/27 (a)	500,000	446,190
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	801,000	759,698
Total System Services, Inc.
3.80%, 04/01/21 (a)	200,000	199,989
3.75%, 06/01/23 (a)	100,000	98,666
VMware, Inc.
2.30%, 08/21/20	750,000	732,125
2.95%, 08/21/22 (a)	150,000	142,137
3.90%, 08/21/27 (a)	1,000,000	897,666
Xerox Corp.
3.63%, 03/15/23 (a)	250,000	226,291
		40,693,693
Transportation 0.6%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	406,589	389,884
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	179,790	169,639
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	150,000	178,138
4.90%, 04/01/44 (a)	100,000	104,243
3.90%, 08/01/46 (a)	250,000	225,262
4.05%, 06/15/48 (a)	1,000,000	922,127
Canadian National Railway Co.
2.75%, 03/01/26 (a)	750,000	705,153
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	102,866
4.00%, 06/01/28 (a)	250,000	249,595
4.80%, 09/15/35 (a)	300,000	307,354
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	109,394	109,804
CSX Corp.
3.70%, 10/30/20 (a)	250,000	251,228
6.22%, 04/30/40	1,000,000	1,153,367
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	489,287
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	236,074
3.30%, 03/15/27 (a)	250,000	233,653
3.40%, 02/15/28 (a)	500,000	467,332
3.88%, 08/01/42	150,000	126,754
4.10%, 02/01/45	500,000	429,529
Kansas City Southern
4.70%, 05/01/48 (a)	150,000	145,545
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	300,000	282,863
3.95%, 10/01/42 (a)	330,000	295,133
4.05%, 08/15/52 (a)	150,000	132,600
Norfolk Southern Railway Co.
9.75%, 06/15/20	250,000	274,580
Ryder System, Inc.
3.40%, 03/01/23 (a)	250,000	246,335
Southwest Airlines Co.
2.65%, 11/05/20 (a)	330,000	325,817
3.00%, 11/15/26 (a)	145,000	133,820
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	368,465
3.25%, 08/15/25 (a)	330,000	316,166
4.38%, 09/10/38 (a)	150,000	144,577
4.05%, 11/15/45 (a)	700,000	625,860
4.38%, 11/15/65 (a)	300,000	261,792
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	142,085	134,152
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	150,000	145,115
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	241,834
2.50%, 04/01/23 (a)	250,000	240,948
3.05%, 11/15/27 (a)	250,000	235,606
6.20%, 01/15/38	195,000	236,348
4.88%, 11/15/40 (a)	250,000	260,047
		11,898,892
		305,462,872

Utility 1.7%
Electric 1.6%
Alabama Power Co.
3.70%, 12/01/47 (a)	750,000	650,246
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	255,947
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	284,764
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	750,000	727,350
3.25%, 04/15/28 (a)	350,000	329,439
6.13%, 04/01/36	98,000	114,598
4.45%, 01/15/49 (a)(e)	500,000	479,852
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	507,000	458,227
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	230,000	246,967
5.85%, 03/15/36	150,000	172,962
4.20%, 03/15/42	500,000	471,286
4.45%, 03/15/44 (a)	230,000	223,548
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	96,640
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	327,985
3.95%, 05/15/43 (a)	330,000	310,998
Dominion Energy, Inc.
2.58%, 07/01/20	500,000	491,833
4.45%, 03/15/21	625,000	633,565
2.85%, 08/15/26 (a)	300,000	272,627
5.25%, 08/01/33	330,000	347,732
4.05%, 09/15/42 (a)	250,000	217,764
5.75%, 10/01/54 (a)(c)(d)	250,000	252,825
DTE Energy Co.
2.85%, 10/01/26 (a)	750,000	680,308
Duke Energy Carolinas LLC
6.45%, 10/15/32	230,000	278,571
4.25%, 12/15/41 (a)	55,000	53,020
Duke Energy Corp.
3.55%, 09/15/21 (a)	250,000	249,399
3.75%, 04/15/24 (a)	655,000	648,118
3.75%, 09/01/46 (a)	400,000	337,037
3.95%, 08/15/47 (a)	250,000	218,129
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	655,000	623,991

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,128,000	1,064,481
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	400,000	360,408
3.25%, 04/01/28 (a)	500,000	474,263
Eversource Energy
2.75%, 03/15/22 (a)	200,000	194,398
3.15%, 01/15/25 (a)	330,000	316,697
Exelon Corp.
2.85%, 06/15/20 (a)	450,000	444,654
4.95%, 06/15/35 (a)(e)	330,000	329,191
5.63%, 06/15/35	500,000	530,807
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	724,000	719,587
6.25%, 10/01/39	562,000	581,863
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	719,026
4.85%, 07/15/47 (a)	150,000	144,745
Florida Power & Light Co.
5.69%, 03/01/40	300,000	352,875
5.25%, 02/01/41 (a)	500,000	553,664
4.05%, 06/01/42 (a)	500,000	483,195
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	226,774
Gulf Power Co.
3.30%, 05/30/27 (a)	1,000,000	953,602
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	93,768
Kansas City Power & Light Co.
4.20%, 03/15/48 (a)	300,000	280,507
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	393,000	394,268
MidAmerican Energy Co.
3.95%, 08/01/47 (a)	150,000	139,040
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	1,000,000	964,896
4.02%, 11/01/32 (a)	150,000	151,928
Northern States Power Co.
4.00%, 08/15/45 (a)	150,000	140,671
3.60%, 05/15/46 (a)	150,000	132,194
3.60%, 09/15/47 (a)	500,000	438,876
NSTAR Electric Co.
5.50%, 03/15/40	400,000	448,875
Oncor Electric Delivery Co., LLC
7.00%, 05/01/32	115,000	145,910
4.55%, 12/01/41 (a)	580,000	593,945
Pacific Gas & Electric Co.
3.30%, 12/01/27 (a)	250,000	207,419
5.80%, 03/01/37	750,000	696,245
5.40%, 01/15/40	100,000	89,115
4.30%, 03/15/45 (a)	330,000	259,988
PacifiCorp
2.95%, 02/01/22 (a)	250,000	246,501
6.00%, 01/15/39	330,000	397,168
4.13%, 01/15/49 (a)	150,000	142,407
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	724,000	714,379
3.10%, 05/15/26 (a)	500,000	462,614
4.00%, 09/15/47 (a)	150,000	131,325
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	244,752
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	393,609
8.63%, 04/15/31 (b)	330,000	430,186
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	442,258
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (a)	500,000	475,372
Southern California Edison Co.
3.40%, 06/01/23 (a)	250,000	244,234
3.65%, 03/01/28 (a)	250,000	238,100
4.00%, 04/01/47 (a)	500,000	438,309
4.13%, 03/01/48 (a)	250,000	223,581
Southern Power Co.
4.95%, 12/15/46 (a)	530,000	493,177
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	458,808
3.90%, 04/01/45 (a)	500,000	437,808
3.85%, 02/01/48 (a)	400,000	342,276
Tampa Electric Co.
4.30%, 06/15/48 (a)	500,000	465,398
Union Electric Co.
4.00%, 04/01/48 (a)	250,000	234,668
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	349,064
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	206,000	208,686
2.40%, 03/15/21 (a)	195,000	190,851
2.60%, 03/15/22 (a)	150,000	145,669
		32,634,803
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (a)	300,000	280,248
NiSource, Inc.
4.80%, 02/15/44 (a)	409,000	397,849
Sempra Energy
2.40%, 03/15/20 (a)	330,000	324,327
3.75%, 11/15/25 (a)	250,000	239,660
3.40%, 02/01/28 (a)	1,000,000	910,792
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	48,714
2.60%, 06/15/26 (a)	530,000	486,444
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (a)	75,000	69,074
3.95%, 10/01/46 (a)	150,000	128,050
		2,885,158
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (a)	600,000	519,889
		36,039,850
Total Corporates
(Cost $533,296,582)		508,372,693

Treasuries 38.2% of net assets
Bonds
8.50%, 02/15/20	242,000	258,278
8.75%, 05/15/20	200,000	216,820
8.75%, 08/15/20 (b)	500,000	548,857
7.88%, 02/15/21	250,000	276,836
8.13%, 05/15/21	250,000	280,991
8.13%, 08/15/21	400,000	454,875
7.63%, 11/15/22	327,600	385,819
7.13%, 02/15/23 (b)	1,000,000	1,167,930
6.25%, 08/15/23	775,000	890,236
7.50%, 11/15/24	300,000	375,240

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.63%, 02/15/25	550,000	696,921
6.88%, 08/15/25	500,000	619,883
6.00%, 02/15/26 (b)	1,310,800	1,571,987
6.75%, 08/15/26	250,000	315,566
6.50%, 11/15/26	655,300	819,906
6.63%, 02/15/27 (b)	196,400	248,738
6.38%, 08/15/27	743,300	935,542
6.13%, 11/15/27 (b)	1,509,500	1,877,470
5.50%, 08/15/28 (b)	480,000	579,478
5.25%, 11/15/28	688,100	819,081
5.25%, 02/15/29	2,795,300	3,336,562
6.13%, 08/15/29	600,000	768,328
6.25%, 05/15/30	750,000	981,167
5.38%, 02/15/31	560,000	691,567
4.50%, 02/15/36	558,700	661,459
4.75%, 02/15/37	830,000	1,015,161
5.00%, 05/15/37	920,000	1,159,092
4.38%, 02/15/38	627,600	736,695
4.50%, 05/15/38	810,000	965,988
3.50%, 02/15/39	905,300	945,950
4.25%, 05/15/39	629,500	727,589
4.50%, 08/15/39	1,223,300	1,459,502
4.38%, 11/15/39	1,325,900	1,556,897
4.63%, 02/15/40 (b)	2,348,600	2,848,687
4.38%, 05/15/40	2,752,000	3,232,471
3.88%, 08/15/40 (b)	1,359,100	1,490,736
4.25%, 11/15/40	1,973,600	2,280,240
4.75%, 02/15/41 (b)	2,650,000	3,274,613
4.38%, 05/15/41	1,313,700	1,544,778
3.75%, 08/15/41	1,553,600	1,671,607
3.13%, 11/15/41	1,881,600	1,834,560
3.13%, 02/15/42	2,430,900	2,367,896
3.00%, 05/15/42	1,605,300	1,528,390
2.75%, 08/15/42	1,568,100	1,426,297
2.75%, 11/15/42	2,560,800	2,325,777
3.13%, 02/15/43 (b)	3,832,900	3,717,464
2.88%, 05/15/43	8,972,800	8,321,396
3.63%, 08/15/43	2,842,900	2,995,817
3.75%, 11/15/43 (b)	2,852,900	3,067,202
3.63%, 02/15/44	3,312,900	3,491,227
3.38%, 05/15/44	3,543,600	3,584,227
3.13%, 08/15/44	3,488,200	3,378,308
3.00%, 11/15/44	1,903,600	1,801,653
2.50%, 02/15/45 (b)	5,007,000	4,292,133
3.00%, 05/15/45	3,168,600	2,997,050
2.88%, 08/15/45	4,238,200	3,908,912
3.00%, 11/15/45	3,868,600	3,655,827
2.50%, 02/15/46	4,757,900	4,060,663
2.50%, 05/15/46	7,267,800	6,196,935
2.25%, 08/15/46	4,295,800	3,465,838
2.88%, 11/15/46 (b)	3,348,900	3,081,380
3.00%, 02/15/47	3,236,600	3,052,013
3.00%, 05/15/47	3,319,000	3,127,120
2.75%, 08/15/47	4,175,000	3,738,011
2.75%, 11/15/47	5,150,000	4,607,439
3.00%, 02/15/48	5,100,000	4,798,084
3.13%, 05/15/48	4,750,000	4,579,761
3.00%, 08/15/48	7,400,000	6,961,926
Notes
1.38%, 12/15/19	13,802,200	13,609,994
1.13%, 12/31/19	1,600,000	1,572,344
1.63%, 12/31/19 (b)	3,848,100	3,801,953
1.88%, 12/31/19	7,360,000	7,290,856
1.38%, 01/15/20 (b)	6,380,000	6,283,303
1.25%, 01/31/20	2,751,700	2,704,405
1.38%, 01/31/20 (b)	1,677,600	1,651,158
2.00%, 01/31/20	3,000,000	2,973,984
1.38%, 02/15/20 (b)	5,996,800	5,897,712
3.63%, 02/15/20 (b)	3,776,900	3,813,636
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 02/29/20	1,500,000	1,472,109
1.38%, 02/29/20	2,778,200	2,730,830
2.25%, 02/29/20	1,250,000	1,241,895
1.63%, 03/15/20	1,353,400	1,333,628
1.13%, 03/31/20	1,000,000	978,535
1.38%, 03/31/20	2,732,200	2,681,932
2.25%, 03/31/20	700,000	695,092
1.50%, 04/15/20	3,150,000	3,095,552
1.13%, 04/30/20	2,391,300	2,336,608
1.38%, 04/30/20	3,278,800	3,215,081
2.38%, 04/30/20	300,000	298,248
1.50%, 05/15/20	2,900,000	2,846,814
3.50%, 05/15/20	2,040,000	2,060,280
1.38%, 05/31/20	2,000,000	1,958,320
1.50%, 05/31/20	3,826,500	3,753,408
1.50%, 06/15/20	2,050,000	2,009,921
1.63%, 06/30/20 (b)	3,000,300	2,945,685
1.88%, 06/30/20	3,086,600	3,042,110
2.50%, 06/30/20	2,000,000	1,990,508
1.50%, 07/15/20	2,500,000	2,448,145
1.63%, 07/31/20	2,888,200	2,832,636
2.00%, 07/31/20 (b)	3,760,800	3,711,439
1.50%, 08/15/20	2,500,000	2,446,094
2.63%, 08/15/20	3,010,800	3,001,097
1.38%, 08/31/20	4,193,000	4,090,550
2.13%, 08/31/20	2,355,300	2,327,607
2.63%, 08/31/20	4,000,000	3,986,953
1.38%, 09/15/20	2,500,000	2,438,379
1.38%, 09/30/20 (b)	3,432,200	3,344,853
2.00%, 09/30/20	2,327,600	2,293,868
1.63%, 10/15/20	3,750,000	3,669,067
1.38%, 10/31/20	2,566,200	2,497,334
1.75%, 10/31/20	2,400,000	2,352,422
1.75%, 11/15/20 (b)	5,000,000	4,899,219
2.63%, 11/15/20 (b)	5,821,600	5,800,224
1.63%, 11/30/20	3,293,600	3,217,757
2.00%, 11/30/20	2,888,200	2,842,564
1.88%, 12/15/20	2,500,000	2,454,639
1.75%, 12/31/20 (b)	6,950,000	6,804,077
2.38%, 12/31/20	4,846,000	4,803,787
2.00%, 01/15/21 (b)	9,750,000	9,587,183
1.38%, 01/31/21	3,776,900	3,663,224
2.13%, 01/31/21	2,677,300	2,638,500
2.25%, 02/15/21	7,700,000	7,607,059
3.63%, 02/15/21	3,745,800	3,810,035
1.13%, 02/28/21	3,257,800	3,138,750
2.00%, 02/28/21	3,310,800	3,252,150
2.38%, 03/15/21	3,600,000	3,564,914
1.25%, 03/31/21	2,038,200	1,967,580
2.25%, 03/31/21	1,839,000	1,815,653
2.38%, 04/15/21	2,300,000	2,276,506
1.38%, 04/30/21	750,000	724,922
2.25%, 04/30/21	5,038,200	4,972,861
2.63%, 05/15/21	8,400,000	8,360,625
3.13%, 05/15/21	4,325,300	4,356,726
1.38%, 05/31/21	2,966,200	2,863,136
2.00%, 05/31/21	750,000	735,117
2.63%, 06/15/21	2,700,000	2,686,764
1.13%, 06/30/21 (b)	1,000,000	958,438
2.13%, 06/30/21	655,300	644,063
2.63%, 07/15/21	2,800,000	2,785,781
1.13%, 07/31/21	3,000,000	2,869,688
2.25%, 07/31/21	786,600	774,955
2.13%, 08/15/21	6,155,300	6,042,653
2.75%, 08/15/21	3,600,000	3,592,336
1.13%, 08/31/21	2,000,000	1,910,664
2.00%, 08/31/21	4,810,800	4,706,128
2.75%, 09/15/21	2,500,000	2,494,775
1.13%, 09/30/21	3,166,200	3,021,496

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 09/30/21 (b)	1,620,800	1,589,840
2.88%, 10/15/21	2,700,000	2,702,848
1.25%, 10/31/21	4,655,300	4,450,994
2.00%, 10/31/21	2,810,800	2,745,965
2.00%, 11/15/21 (b)	3,788,200	3,700,672
2.88%, 11/15/21	3,500,000	3,504,512
1.75%, 11/30/21 (b)	5,979,900	5,796,065
2.00%, 12/31/21	2,526,900	2,465,751
2.13%, 12/31/21	1,802,200	1,764,818
1.50%, 01/31/22	1,819,100	1,746,052
1.88%, 01/31/22	3,674,500	3,567,925
2.00%, 02/15/22	1,655,300	1,613,239
1.75%, 02/28/22	1,860,800	1,798,289
1.88%, 02/28/22 (b)	6,500,000	6,306,523
1.75%, 03/31/22 (b)	2,252,800	2,175,140
1.88%, 03/31/22	2,829,000	2,742,970
1.75%, 04/30/22 (b)	4,885,300	4,712,215
1.88%, 04/30/22	2,250,000	2,179,556
1.75%, 05/15/22	2,319,100	2,236,301
1.75%, 05/31/22	3,010,000	2,901,005
1.88%, 05/31/22	2,293,600	2,219,775
1.75%, 06/30/22	3,500,000	3,370,801
2.13%, 06/30/22 (b)	2,587,900	2,524,213
1.88%, 07/31/22	3,800,000	3,671,898
2.00%, 07/31/22	2,538,200	2,463,293
1.63%, 08/15/22	2,319,100	2,219,451
1.63%, 08/31/22	3,327,000	3,182,808
1.88%, 08/31/22 (b)	3,470,000	3,349,770
1.75%, 09/30/22	2,798,900	2,687,491
1.88%, 09/30/22	3,700,000	3,569,777
1.88%, 10/31/22	4,466,200	4,304,998
2.00%, 10/31/22	4,000,000	3,874,609
1.63%, 11/15/22	4,254,400	4,060,210
2.00%, 11/30/22 (b)	5,871,600	5,684,213
2.13%, 12/31/22	8,660,800	8,418,399
1.75%, 01/31/23	2,210,800	2,114,898
2.38%, 01/31/23	3,000,000	2,944,336
2.00%, 02/15/23	4,614,600	4,457,866
1.50%, 02/28/23	1,993,600	1,886,094
2.63%, 02/28/23	3,000,000	2,973,223
1.50%, 03/31/23	3,400,000	3,212,734
2.50%, 03/31/23	3,800,000	3,746,117
1.63%, 04/30/23	2,060,800	1,955,828
2.75%, 04/30/23	2,200,000	2,190,891
1.75%, 05/15/23	5,184,400	4,944,520
1.63%, 05/31/23	2,929,900	2,777,911
2.75%, 05/31/23	4,100,000	4,083,904
1.38%, 06/30/23	2,713,000	2,541,159
2.63%, 06/30/23	5,500,000	5,447,363
1.25%, 07/31/23	8,000,000	7,440,312
2.75%, 07/31/23	7,600,000	7,566,453
2.50%, 08/15/23	3,002,200	2,954,939
1.38%, 08/31/23	932,900	871,387
2.75%, 08/31/23	3,800,000	3,784,266
1.38%, 09/30/23	5,774,500	5,387,656
2.88%, 09/30/23	6,700,000	6,705,627
1.63%, 10/31/23	1,850,000	1,745,179
2.88%, 10/31/23	2,300,000	2,302,381
2.75%, 11/15/23 (b)	4,838,200	4,813,726
2.13%, 11/30/23 (b)	8,030,900	7,753,897
2.25%, 12/31/23	2,075,200	2,014,444
2.25%, 01/31/24 (b)	2,324,500	2,255,219
2.75%, 02/15/24 (b)	4,650,000	4,621,392
2.13%, 02/29/24	2,464,100	2,374,343
2.13%, 03/31/24	2,504,400	2,411,561
2.00%, 04/30/24	2,400,000	2,294,531
2.50%, 05/15/24 (b)	5,457,600	5,351,966
2.00%, 05/31/24	2,100,000	2,006,074
2.00%, 06/30/24 (b)	2,750,000	2,624,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 07/31/24	2,550,000	2,448,448
2.38%, 08/15/24 (b)	7,226,900	7,029,007
1.88%, 08/31/24	1,065,000	1,008,630
2.13%, 09/30/24	1,750,000	1,677,881
2.25%, 10/31/24	2,500,000	2,412,402
2.25%, 11/15/24 (b)	5,926,900	5,714,828
2.13%, 11/30/24	1,900,000	1,818,879
2.25%, 12/31/24	3,100,000	2,987,322
2.50%, 01/31/25	2,500,000	2,442,529
2.00%, 02/15/25	5,298,900	5,024,020
2.75%, 02/28/25	3,950,000	3,914,280
2.63%, 03/31/25	1,500,000	1,475,098
2.88%, 04/30/25	5,500,000	5,487,754
2.13%, 05/15/25	6,571,600	6,264,840
2.88%, 05/31/25	1,000,000	997,402
2.75%, 06/30/25	3,250,000	3,217,056
2.88%, 07/31/25	3,200,000	3,191,187
2.00%, 08/15/25 (b)	8,007,400	7,557,297
2.75%, 08/31/25	3,200,000	3,166,062
3.00%, 09/30/25	4,000,000	4,019,297
3.00%, 10/31/25	2,050,000	2,060,250
2.25%, 11/15/25	9,380,200	8,978,244
1.63%, 02/15/26	4,795,800	4,388,813
1.63%, 05/15/26	5,374,500	4,901,922
1.50%, 08/15/26 (b)	5,471,600	4,925,511
2.00%, 11/15/26 (b)	5,773,900	5,379,764
2.25%, 02/15/27 (b)	5,232,600	4,957,582
2.38%, 05/15/27 (b)	5,650,000	5,396,853
2.25%, 08/15/27	6,292,000	5,935,371
2.25%, 11/15/27	4,198,000	3,951,531
2.75%, 02/15/28	7,450,000	7,296,926
2.88%, 05/15/28	9,850,000	9,739,380
2.88%, 08/15/28	9,350,000	9,239,517
Total Treasuries
(Cost $815,877,096)		795,289,516

Government Related 6.1% of net assets

Agency 2.8%
Foreign 1.3%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	755,000	741,675
Canada 0.0%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	250,788
Export Development Canada
1.63%, 01/17/20	500,000	493,144
2.00%, 11/30/20	250,000	245,389
		989,321
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	500,000	481,413
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	296,000	308,580
5.38%, 06/26/26 (a)	250,000	248,500
5.88%, 05/28/45	500,000	459,000
		1,016,080

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.5%
FMS Wertmanagement
2.00%, 08/01/22 (f)	250,000	241,257
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (f)	362,000	366,638
1.75%, 03/31/20 (f)	150,000	147,829
1.50%, 04/20/20 (f)	1,000,000	981,401
1.63%, 05/29/20 (f)	250,000	245,389
1.88%, 06/30/20 (f)	1,000,000	984,220
2.75%, 09/08/20 (f)	362,000	360,897
2.75%, 10/01/20 (f)	250,000	249,179
2.63%, 04/12/21 (f)	500,000	496,665
1.50%, 06/15/21 (f)	983,000	949,196
2.38%, 08/25/21 (f)	524,000	516,217
2.13%, 03/07/22 (b)(f)	500,000	486,415
2.13%, 06/15/22 (f)	350,000	339,815
2.38%, 12/29/22 (f)	250,000	244,076
2.13%, 01/17/23 (f)	2,500,000	2,416,184
2.50%, 11/20/24 (b)(f)	1,030,000	998,497
2.88%, 04/03/28 (f)	750,000	735,437
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (f)	250,000	245,186
2.00%, 01/13/25 (f)	100,000	94,168
		11,098,666
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	2,500,000	2,454,076
1.50%, 07/21/21	750,000	718,504
2.38%, 11/16/22	250,000	241,831
2.88%, 06/01/27	200,000	191,478
		3,605,889
Mexico 0.2%
Petroleos Mexicanos
3.50%, 07/23/20	330,000	320,925
5.50%, 01/21/21	330,000	329,340
4.88%, 01/24/22	750,000	727,875
3.50%, 01/30/23	688,000	621,539
6.50%, 03/13/27	650,000	609,700
6.63%, 06/15/38	250,000	214,063
6.50%, 06/02/41	330,000	273,408
6.38%, 01/23/45	250,000	202,100
6.75%, 09/21/47	707,000	586,810
6.35%, 02/12/48 (e)	1,108,000	889,613
		4,775,373
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	147,435
2.45%, 01/17/23	100,000	96,014
3.70%, 03/01/24	393,000	394,822
3.63%, 09/10/28 (a)	150,000	146,521
5.10%, 08/17/40	164,000	178,042
3.95%, 05/15/43	150,000	137,655
		1,100,489
Republic of Korea 0.2%
Export-Import Bank of Korea
5.13%, 06/29/20	500,000	514,479
2.75%, 01/25/22	350,000	341,837
4.00%, 01/14/24	500,000	504,411
3.25%, 11/10/25	750,000	717,474
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Korea Development Bank
2.25%, 05/18/20	500,000	492,583
3.00%, 09/14/22	688,000	673,100
		3,243,884
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	400,000	393,111
1.75%, 08/28/20	500,000	489,653
		882,764
		27,935,554
U.S. 1.5%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,196,082
Fannie Mae
1.50%, 02/28/20	250,000	246,112
1.50%, 06/22/20	1,180,000	1,156,988
1.50%, 07/30/20	500,000	489,535
1.90%, 10/27/20 (a)	250,000	245,076
1.50%, 11/30/20	164,000	159,743
1.88%, 12/28/20	350,000	343,360
1.38%, 02/26/21	500,000	483,986
1.38%, 10/07/21	1,000,000	958,995
2.00%, 01/05/22	100,000	97,445
2.38%, 01/19/23	2,100,000	2,057,000
2.63%, 09/06/24	330,000	323,314
2.13%, 04/24/26	1,000,000	934,438
1.88%, 09/24/26 (b)	1,700,000	1,552,506
6.03%, 10/08/27	164,000	199,373
6.63%, 11/15/30	1,030,000	1,356,590
5.63%, 07/15/37	100,000	127,554
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	729,711
1.92%, 04/19/22 (a)	330,000	319,434
Federal Home Loan Bank
1.70%, 05/15/20 (a)	250,000	246,137
2.63%, 05/28/20	800,000	798,135
1.75%, 07/13/20 (a)	350,000	343,909
2.63%, 10/01/20	3,500,000	3,485,457
1.13%, 07/14/21	750,000	718,447
3.00%, 10/12/21	1,000,000	1,002,295
1.88%, 11/29/21	655,000	636,482
1.88%, 12/09/22	1,640,000	1,573,787
3.25%, 11/16/28	300,000	298,910
5.50%, 07/15/36	330,000	412,415
Freddie Mac
1.50%, 01/17/20	250,000	246,561
1.80%, 04/13/20 (a)	350,000	345,466
1.38%, 04/20/20	750,000	735,666
2.50%, 04/23/20	500,000	498,051
1.88%, 11/17/20	500,000	490,659
1.13%, 08/12/21	500,000	477,877
1.93%, 08/27/21 (a)	500,000	487,494
2.38%, 01/13/22	1,300,000	1,279,606
6.75%, 03/15/31	200,000	267,563
6.25%, 07/15/32	500,000	652,730
Private Export Funding Corp.
2.30%, 09/15/20	655,000	647,311
Tennessee Valley Authority
3.88%, 02/15/21	221,000	225,519
2.88%, 09/15/24	500,000	494,561

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 06/15/35	655,000	722,104
4.63%, 09/15/60	150,000	171,269
		30,235,653
		58,171,207

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	500,000	612,082
Province of Alberta
1.90%, 12/06/19	250,000	247,550
3.30%, 03/15/28	500,000	493,337
Province of British Columbia
2.00%, 10/23/22	350,000	336,302
Province of Manitoba
3.05%, 05/14/24	724,000	715,420
2.13%, 06/22/26	330,000	302,546
Province of Ontario
4.40%, 04/14/20	1,055,000	1,074,783
2.55%, 02/12/21	250,000	247,276
2.50%, 09/10/21	150,000	147,457
2.40%, 02/08/22	250,000	243,876
3.40%, 10/17/23	250,000	251,956
2.50%, 04/27/26	200,000	189,045
Province of Quebec
7.50%, 09/15/29	771,000	1,048,113
		5,909,743
		5,909,743
U.S. 0.6%
American Municipal Power, Inc.
8.08%, 02/15/50	250,000	383,038
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	528,992
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	465,435
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,487,904
7.55%, 04/01/39	200,000	283,146
7.30%, 10/01/39	500,000	682,705
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	938,752
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	260,640
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	119,602
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	281,713
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	410,896
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	787,000	747,319
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	501,878
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	750,000	877,237
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	633,555
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	130,455
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	425,809
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	360,073
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	473,725
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	314,015
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	204,377
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	496,499
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	176,838
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	447,507
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	705,651
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	591,045
		12,928,806
		18,838,549

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	300,000	289,695
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	750,000	713,794

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
4.00%, 02/26/24 (a)	300,000	295,725
8.13%, 05/21/24	150,000	175,613
4.50%, 01/28/26 (a)	500,000	498,437
3.88%, 04/25/27 (a)	500,000	473,880
7.38%, 09/18/37	362,000	432,137
5.63%, 02/26/44 (a)	250,000	253,378
5.00%, 06/15/45 (a)	500,000	468,250
		2,597,420
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	600,000	617,744
6.38%, 03/29/21 (b)	924,000	974,399
7.63%, 03/29/41	150,000	201,247
		1,793,390
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	332,797
4.10%, 04/24/28	250,000	239,280
		572,077
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	204,293
2.88%, 03/16/26	500,000	474,721
3.25%, 01/17/28	250,000	239,762
		918,776
Italy 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	164,000	176,919
5.38%, 06/15/33	250,000	254,704
		431,623
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	230,000	228,877
3.63%, 03/15/22	500,000	492,180
4.00%, 10/02/23	250,000	246,696
4.13%, 01/21/26	488,000	472,445
4.15%, 03/28/27	500,000	478,285
6.75%, 09/27/34	362,000	409,513
6.05%, 01/11/40	524,000	542,764
4.75%, 03/08/44	650,000	573,625
4.35%, 01/15/47	500,000	416,875
4.60%, 02/10/48	200,000	172,927
5.75%, 10/12/10	320,000	294,000
		4,328,187
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	750,000	738,375
8.88%, 09/30/27	250,000	329,375
3.88%, 03/17/28 (a)	200,000	195,102
6.70%, 01/26/36	131,000	158,183
4.50%, 05/15/47	250,000	236,562
		1,657,597
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	250,000	254,625
8.75%, 11/21/33	150,000	216,000
6.55%, 03/14/37	150,000	184,875
5.63%, 11/18/50	295,000	335,123
		990,623
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	202,633
9.50%, 02/02/30	250,000	362,935
7.75%, 01/14/31	350,000	463,771
6.38%, 01/15/32	300,000	364,118
3.95%, 01/20/40	1,000,000	945,610
		2,339,067
Poland 0.0%
Republic of Poland Government International Bond
5.13%, 04/21/21	362,000	376,543
5.00%, 03/23/22	500,000	523,087
		899,630
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	250,000	235,154
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	263,000	265,896
7.63%, 03/21/36	150,000	192,055
5.10%, 06/18/50	550,000	520,437
4.98%, 04/20/55	150,000	137,475
		1,115,863
		18,882,896

Supranational* 1.5%
African Development Bank
1.88%, 03/16/20	300,000	296,168
2.13%, 11/16/22	800,000	774,248
Asian Development Bank
1.50%, 01/22/20	330,000	325,121
1.63%, 05/05/20	500,000	491,267
2.25%, 01/20/21	1,000,000	986,739
2.00%, 02/16/22	250,000	242,659
1.88%, 02/18/22	250,000	241,689
1.88%, 08/10/22	600,000	576,623
2.75%, 03/17/23	250,000	247,582
2.00%, 01/22/25	851,000	801,353
2.50%, 11/02/27	700,000	663,898
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	372,523
2.75%, 01/06/23	250,000	241,596
Council of Europe Development Bank
1.63%, 03/10/20	330,000	324,770
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,500,000	1,455,123
European Investment Bank
1.63%, 03/16/20	1,000,000	984,244
2.88%, 09/15/20	393,000	392,699
1.63%, 12/15/20	450,000	438,386
2.00%, 03/15/21	1,000,000	979,755
2.38%, 05/13/21	250,000	246,695

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 09/15/21	400,000	383,267
2.88%, 12/15/21	250,000	249,217
2.25%, 03/15/22	500,000	488,520
2.38%, 06/15/22	850,000	831,822
2.25%, 08/15/22	1,400,000	1,362,086
2.00%, 12/15/22	250,000	240,311
2.50%, 03/15/23	1,850,000	1,811,300
3.25%, 01/29/24	250,000	252,495
2.13%, 04/13/26 (b)	500,000	468,553
Inter-American Development Bank
3.88%, 02/14/20	250,000	252,945
1.88%, 03/15/21	1,006,000	983,159
2.63%, 04/19/21	500,000	496,826
2.13%, 01/18/22 (b)	1,500,000	1,460,865
1.75%, 09/14/22	250,000	238,808
2.00%, 06/02/26	524,000	485,887
3.13%, 09/18/28	750,000	747,098
International Bank for Reconstruction & Development
1.88%, 04/21/20	250,000	246,695
1.63%, 09/04/20	150,000	146,758
2.13%, 11/01/20 (b)	1,200,000	1,182,856
1.38%, 05/24/21	900,000	867,374
2.13%, 12/13/21	300,000	293,182
2.00%, 01/26/22	1,000,000	971,186
1.63%, 02/10/22	655,000	628,385
2.13%, 02/13/23	905,000	875,712
2.50%, 11/25/24	250,000	242,895
2.50%, 07/29/25	800,000	774,037
4.75%, 02/15/35	830,000	970,132
International Finance Corp.
1.75%, 03/30/20	250,000	246,366
1.63%, 07/16/20	250,000	244,926
2.25%, 01/25/21	500,000	493,353
1.13%, 07/20/21	164,000	156,565
Nordic Investment Bank
1.50%, 09/29/20	300,000	292,424
2.88%, 07/19/23	300,000	298,475
		30,767,618
Total Government Related
(Cost $130,528,987)		126,660,270

Securitized 30.6% of net assets

Asset-Backed Securities 0.6%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,631,318
CarMax Auto Owner Trust
Series 2018-3 Class A3
3.13%, 06/15/23 (a)	600,000	599,267
Ford Credit Auto Owner Trust
Series 2017-B Class A4
1.87%, 09/15/22 (a)	800,000	778,424
Series 2018-A Class A4
3.16%, 10/15/23 (a)	750,000	750,800
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	636,424
Toyota Auto Receivables Owner Trust
Series 2017-D Class A3
1.93%, 01/18/22 (a)	500,000	492,316
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	150,021
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Card 0.4%
American Express Credit Account Master Trust
Series 2017-A3 Class A3
1.77%, 11/15/22 (a)	400,000	392,817
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (a)	1,535,000	1,504,036
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	250,000	242,154
Chase Issuance Trust
Series 2015-A4 Class A4
1.84%, 04/15/22 (a)	400,000	393,325
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,390,000	1,382,990
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	598,251
Discover Card Execution Note Trust
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	1,050,000	1,033,429
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	502,848
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	298,135
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	911,000	898,202
		12,284,757

Commercial Mortgage-Backed Securities 1.9%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	330,378
BANK
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	144,852
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	198,677
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	282,234
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	235,172
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	2,602,000	2,588,407
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	940,000	934,003
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	122,000	120,334
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	253,562
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	1,260,000	1,247,776
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	1,000,000	970,600
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	73,932	73,617
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	295,180
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(c)(g)	200,000	204,491

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,000,000	998,322
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	45,533
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	148,000	147,530
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	329,662
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	298,760
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,026,453
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	1,443,000	1,489,028
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	600,899
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	395,000	390,739
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	1,800,000	1,782,608
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	131,000	132,075
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(c)(h)	200,000	192,345
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(c)(h)	785,000	722,427
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K714 Class A2
3.03%, 10/25/20 (a)	943,554	940,461
Series K013 Class A2
3.97%, 01/25/21 (a)(c)(i)	225,000	228,360
Series K014 Class A2
3.87%, 04/25/21 (a)	247,389	250,650
Series K019 Class A2
2.27%, 03/25/22 (a)	195,000	189,374
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	124,655
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	240,901
Series K024 Class A2
2.57%, 09/25/22 (a)	131,000	128,046
Series K030 Class A1
2.78%, 09/25/22 (a)	71,109	70,701
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	992,933
Series K027 Class A2
2.64%, 01/25/23 (a)	500,000	489,021
Series K029 Class A2
3.32%, 02/25/23 (a)(c)(i)	923,000	926,121
Series K035 Class A1
2.62%, 03/25/23 (a)	176,403	174,928
Series K037 Class A1
2.59%, 04/25/23 (a)(b)	300,519	297,264
Series K030 Class A2
3.25%, 04/25/23 (a)(c)(i)	200,000	200,306
Series K725 Class A1
2.67%, 05/25/23 (a)	284,942	280,355
Series K033 Class A2
3.06%, 07/25/23 (a)	131,000	129,875
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	101,059
Series K035 Class A2
3.46%, 08/25/23 (a)(c)(i)	983,000	990,059
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	987,966
Series K037 Class A2
3.49%, 01/25/24 (a)	50,000	50,465
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	99,686
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	386,105
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	197,105
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	625,680
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	491,250
Series K048 Class A2
3.28%, 06/25/25 (a)(c)(i)	1,150,000	1,144,767
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	98,706
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	9,597
Series K055 Class A2
2.67%, 03/25/26 (a)	330,000	314,810
Series K062 Class A2
3.41%, 12/25/26 (a)	1,000,000	992,709
Series K074 Class A1
3.60%, 09/25/27 (a)	148,707	149,810
Series K071 Class A2
3.29%, 11/25/27 (a)	1,000,000	976,207
Series K074 Class A2
3.60%, 01/25/28 (a)	825,000	824,201
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	779,131	777,773
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	228,683
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	205,580
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	550,297
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A1
2.10%, 03/15/50 (a)	53,639	52,890
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)(c)(g)	670,000	685,762
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	367,517
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	98,489
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,279,475
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	50,057
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	285,000	289,593
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	192,356
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	584,444
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A3
2.53%, 12/10/45 (a)	297,272	293,782
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	246,964

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(c)(g)	1,409,000	1,447,450
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	300,000	292,915
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	338,096
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	200,000	195,108
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	149,016
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,020,000	1,025,722
		39,491,766

Covered 0.1%
Royal Bank of Canada
2.20%, 09/23/19	300,000	298,229
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	484,633
		782,862

Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
3.50%, 11/01/20 to 08/01/48 (a)	69,416,850	68,495,602
4.00%, 04/01/24 to 12/01/48 (a)	49,659,824	50,151,679
4.50%, 12/01/24 to 08/01/48 (a)	14,310,456	14,797,826
3.00%, 10/01/26 to 04/01/47 (a)	58,132,061	56,175,258
2.50%, 07/01/27 to 12/01/46 (a)	15,811,533	15,261,251
2.00%, 08/01/28 to 01/01/32 (a)	1,558,725	1,466,755
5.50%, 12/01/32 to 02/01/42 (a)	2,929,871	3,156,782
5.00%, 11/01/33 to 08/01/48 (a)	5,360,428	5,676,995
6.50%, 08/01/34 to 05/01/40 (a)	298,489	334,186
6.00%, 04/01/35 to 07/01/41 (a)	2,131,249	2,331,707
4.50%, 12/01/41 (a)(b)	635,740	660,528
3.00%, 05/01/46 (a)(b)	3,196,455	3,052,222
Fannie Mae TBA
3.00%, 12/01/33 to 12/01/48 (a)(j)	5,500,000	5,292,596
3.50%, 12/01/33 to 12/01/48 (a)(j)	6,500,000	6,429,200
4.00%, 12/01/33 to 12/01/48 (a)(j)	9,000,000	9,056,811
4.50%, 12/01/48 (a)(j)	6,500,000	6,683,077
5.00%, 12/01/48 (a)(j)	500,000	523,145
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,062,849	1,013,586
4.00%, 03/01/24 to 10/01/48 (a)	28,331,088	28,611,494
3.50%, 01/01/26 to 07/01/48 (a)	45,397,731	44,755,102
4.50%, 07/01/26 to 07/01/48 (a)	7,984,937	8,268,793
3.00%, 08/01/26 to 04/01/47 (a)	42,574,014	40,993,611
2.50%, 04/01/27 to 12/01/46 (a)	11,265,309	10,897,359
6.00%, 05/01/32 to 10/01/38 (a)	948,935	1,041,739
5.50%, 12/01/34 to 06/01/41 (a)	1,729,320	1,865,835
5.00%, 12/01/35 to 11/01/48 (a)	3,943,208	4,169,995
6.50%, 02/01/36 (a)	165,814	182,909
4.50%, 03/01/41 to 07/01/42 (a)(b)	664,121	691,116
4.00%, 03/01/44 (a)(b)	844,224	852,129
Freddie Mac TBA
3.00%, 12/01/33 (a)(j)	3,000,000	2,952,767
3.50%, 12/01/33 to 12/01/48 (a)(j)	5,000,000	4,946,323
4.00%, 12/01/33 to 12/01/48 (a)(j)	6,000,000	6,040,459
4.50%, 12/01/48 (a)(j)	4,000,000	4,112,581
Ginnie Mae
3.00%, 04/20/27 to 02/20/47 (a)	32,876,737	31,835,149
2.50%, 08/20/27 to 01/20/47 (a)	2,150,358	2,049,516
5.00%, 02/20/33 to 09/20/48 (a)	5,660,552	5,988,089
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 04/15/33 to 12/20/45 (a)	1,528,441	1,647,728
3.50%, 07/20/33 to 03/20/48 (a)	51,435,391	50,997,992
6.50%, 10/20/37 (a)	86,389	98,431
4.50%, 07/15/39 to 08/20/48 (a)	11,197,453	11,660,244
4.00%, 08/15/39 to 07/20/48 (a)	33,121,328	33,676,457
6.00%, 04/20/44 (a)	376,245	409,268
3.50%, 04/20/45 to 11/20/46 (a)(b)	11,058,568	10,951,480
3.00%, 11/20/45 to 10/20/46 (a)(b)	8,588,520	8,289,619
Ginnie Mae TBA
3.00%, 12/01/48 (a)(j)	2,000,000	1,925,195
3.50%, 12/01/48 (a)(j)	2,500,000	2,471,338
4.00%, 12/01/48 (a)(j)	3,500,000	3,542,725
4.50%, 12/01/48 (a)(j)	6,000,000	6,189,619
5.00%, 12/01/48 (a)(j)	500,000	521,641
		583,195,909
Total Securitized
(Cost $653,038,172)		635,755,294
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (k)	12,854,662	12,854,662
Total Other Investment Company
(Cost $12,854,662)		12,854,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets

Government Related 3.4%
Federal Home Loan Bank
2.13%, 12/03/18 (l)	5,000,000	4,999,408
2.20%, 12/21/18 (l)	15,000,000	14,981,667
2.28%, 01/02/19 (l)	10,000,000	9,979,822
2.28%, 01/03/19 (l)	5,000,000	4,989,573

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United States Treasury Bill
2.17%, 12/06/18 (l)	35,000,000	34,989,488
Total Short-Term Investments
(Cost $69,939,958)		69,939,958
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Variable-rate security.
(d)	Security converts to floating rate after the fixed-rate coupon period.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,745,373 or 0.3% of net assets.
(f)	Guaranteed by the Republic of Germany.
(g)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(h)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(i)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	The rate shown is the 7-day yield.
(l)	The rate shown is the purchase yield.

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
TBA –	To-be-announced
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$508,372,693	$—	$508,372,693
Treasuries	—	795,289,516	—	795,289,516
Government Related[1]	—	126,660,270	—	126,660,270
Securitized [1]	—	635,755,294	—	635,755,294
Other Investment Company[1]	12,854,662	—	—	12,854,662
Short-Term Investments[1]	—	69,939,958	—	69,939,958
Total	$12,854,662	$2,136,017,731	$—	$2,148,872,393
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.8% of net assets

Financial Institutions 11.2%
Banking 9.0%
American Express Co.
2.65%, 12/02/22	1,000,000	957,182
American Express Credit Corp.
2.60%, 09/14/20 (a)	338,000	333,406
2.25%, 05/05/21 (a)	300,000	291,017
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	485,433
Banco Santander S.A.
3.50%, 04/11/22	200,000	194,880
Bank of America Corp.
5.63%, 07/01/20	400,000	413,139
2.63%, 10/19/20	400,000	393,882
5.00%, 05/13/21	390,000	402,865
2.37%, 07/21/21 (a)(b)(c)	600,000	587,688
5.70%, 01/24/22	750,000	789,922
3.00%, 12/20/23 (a)(b)(c)	750,000	720,093
3.86%, 07/23/24 (a)(b)(c)	600,000	594,153
Bank of Montreal
2.10%, 06/15/20	250,000	245,656
2.35%, 09/11/22	300,000	287,075
2.55%, 11/06/22 (a)	150,000	144,102
Barclays Bank PLC
2.65%, 01/11/21 (a)	300,000	292,018
Barclays PLC
3.25%, 01/12/21	500,000	488,603
3.20%, 08/10/21	200,000	194,028
BB&T Corp.
2.45%, 01/15/20 (a)	200,000	198,217
BNP Paribas S.A.
5.00%, 01/15/21	600,000	619,085
BPCE S.A.
2.25%, 01/27/20	39,000	38,475
Branch Banking & Trust Co.
2.63%, 01/15/22 (a)	200,000	195,372
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	245,676
Capital One Financial Corp.
2.50%, 05/12/20 (a)	200,000	197,081
3.05%, 03/09/22 (a)	350,000	340,299
Capital One NA
2.35%, 01/31/20 (a)	250,000	246,980
2.65%, 08/08/22 (a)	250,000	238,728
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.40%, 02/18/20	250,000	247,188
2.65%, 10/26/20	800,000	786,500
4.50%, 01/14/22	300,000	305,378
2.70%, 10/27/22 (a)	1,400,000	1,337,716
2.88%, 07/24/23 (a)(b)(c)	250,000	239,898
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	240,643
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	516,614
3.88%, 02/08/22	500,000	503,428
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	550,000	543,374
3.45%, 04/16/21	305,000	302,567
3.80%, 09/15/22	250,000	246,940
Deutsche Bank AG
2.70%, 07/13/20	250,000	243,190
3.38%, 05/12/21	100,000	96,746
4.25%, 10/14/21	150,000	146,422
3.95%, 02/27/23	500,000	472,888
Discover Bank
3.10%, 06/04/20 (a)	250,000	247,634
4.20%, 08/08/23	250,000	248,114
4.68%, 08/09/28 (a)	250,000	246,000
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	242,427
HSBC Holdings PLC
3.40%, 03/08/21	228,000	225,484
5.10%, 04/05/21	250,000	257,046
2.95%, 05/25/21	267,000	260,855
3.26%, 03/13/23 (a)(b)(c)	200,000	194,547
3.03%, 11/22/23 (a)(b)(c)	350,000	335,960
3.95%, 05/18/24 (a)(b)(c)	200,000	197,267
HSBC USA, Inc.
2.75%, 08/07/20	778,000	770,092
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	238,889
ING Groep N.V.
3.15%, 03/29/22	250,000	243,300
JPMorgan Chase & Co.
4.40%, 07/22/20	250,000	253,959
4.25%, 10/15/20	850,000	860,887
4.63%, 05/10/21	650,000	665,642
4.50%, 01/24/22	500,000	512,616
2.97%, 01/15/23 (a)	500,000	484,052
3.38%, 05/01/23	500,000	487,015
3.80%, 07/23/24 (a)(b)(c)	250,000	247,468
JPMorgan Chase Bank NA
2.60%, 02/01/21 (a)(b)(c)	500,000	495,066

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
KeyBank NA
3.38%, 03/07/23	250,000	246,802
KeyCorp
2.90%, 09/15/20	400,000	396,146
Lloyds Bank PLC
6.38%, 01/21/21	125,000	131,661
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	293,151
3.00%, 01/11/22	500,000	481,483
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	248,954
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	441,000	435,272
3.00%, 02/22/22	250,000	245,322
3.76%, 07/26/23	250,000	249,716
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	194,996
3.55%, 03/05/23	300,000	297,335
Morgan Stanley
5.75%, 01/25/21	1,500,000	1,561,843
2.50%, 04/21/21	250,000	243,181
2.75%, 05/19/22	500,000	482,111
3.74%, 04/24/24 (a)(b)(c)	500,000	492,191
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	239,340
2.50%, 05/22/22	250,000	240,153
2.88%, 04/12/23	300,000	290,229
PNC Bank NA
2.45%, 11/05/20 (a)	291,000	285,540
2.50%, 01/22/21 (a)	200,000	196,493
2.63%, 02/17/22 (a)	300,000	290,990
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	346,189
Royal Bank of Canada
2.15%, 03/06/20	500,000	493,862
3.20%, 04/30/21	200,000	199,271
3.70%, 10/05/23	175,000	174,336
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200,000	189,365
4.52%, 06/25/24 (a)(b)(c)	400,000	389,787
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	254,986
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	197,211
2.88%, 08/05/21	200,000	192,457
3.37%, 01/05/24 (a)(b)(c)	250,000	236,187
State Street Corp.
2.55%, 08/18/20	100,000	98,609
3.10%, 05/15/23	250,000	242,488
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	251,847
2.44%, 10/19/21	300,000	291,075
2.78%, 07/12/22	250,000	242,154
3.10%, 01/17/23	250,000	243,144
3.75%, 07/19/23	200,000	199,936
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	250,000	246,477
2.70%, 01/27/22 (a)	250,000	241,855
Svenska Handelsbanken AB
2.40%, 10/01/20	41,000	40,216
2.45%, 03/30/21	300,000	292,602
1.88%, 09/07/21	250,000	238,977
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	233,834
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of New York Mellon Corp.
2.15%, 02/24/20 (a)	250,000	246,737
2.45%, 11/27/20 (a)	200,000	196,383
2.60%, 02/07/22 (a)	250,000	242,816
3.50%, 04/28/23	250,000	248,545
2.20%, 08/16/23 (a)	100,000	93,516
The Bank of Nova Scotia
2.15%, 07/14/20	500,000	491,797
2.70%, 03/07/22	750,000	727,591
The Goldman Sachs Group, Inc.
5.38%, 03/15/20	150,000	153,445
2.75%, 09/15/20 (a)	300,000	295,017
2.60%, 12/27/20 (a)	250,000	244,700
5.25%, 07/27/21	250,000	258,102
2.35%, 11/15/21 (a)	250,000	239,094
5.75%, 01/24/22	55,000	57,661
3.00%, 04/26/22 (a)	850,000	823,010
2.88%, 10/31/22 (a)(b)(c)	250,000	241,265
2.91%, 06/05/23 (a)(b)(c)	500,000	479,490
2.91%, 07/24/23 (a)(b)(c)	150,000	142,952
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	102,213
4.38%, 08/11/20	95,000	96,547
2.85%, 11/09/22	250,000	242,252
The Toronto-Dominion Bank
2.50%, 12/14/20	750,000	739,123
2.55%, 01/25/21	500,000	492,398
UBS AG
2.35%, 03/26/20	300,000	295,788
US Bancorp
4.13%, 05/24/21 (a)	100,000	101,778
3.00%, 03/15/22 (a)	150,000	147,900
US Bank NA
2.00%, 01/24/20 (a)	250,000	247,021
2.05%, 10/23/20 (a)	500,000	488,489
Wells Fargo & Co.
2.60%, 07/22/20	100,000	98,449
3.00%, 01/22/21	250,000	247,058
2.10%, 07/26/21	528,000	506,812
3.50%, 03/08/22	100,000	98,859
2.63%, 07/22/22	500,000	479,630
3.07%, 01/24/23 (a)	250,000	241,523
3.45%, 02/13/23	250,000	244,027
4.13%, 08/15/23	100,000	99,636
Wells Fargo Bank NA
2.15%, 12/06/19	1,000,000	988,857
3.55%, 08/14/23 (a)	250,000	245,771
Westpac Banking Corp.
2.30%, 05/26/20	300,000	295,761
2.60%, 11/23/20	250,000	246,450
3.65%, 05/15/23	500,000	498,339
		49,585,443
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	151,780
BlackRock, Inc.
5.00%, 12/10/19	11,000	11,228
3.38%, 06/01/22	250,000	250,130
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	289,444
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	200,000	197,673
2.35%, 09/15/22 (a)	100,000	96,106

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Jefferies Group LLC
6.88%, 04/15/21	100,000	106,491
Nomura Holdings, Inc.
6.70%, 03/04/20	150,000	156,047
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	98,072
		1,356,971
Finance Companies 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	201,206
3.95%, 02/01/22 (a)	500,000	492,376
Air Lease Corp.
2.50%, 03/01/21	200,000	194,219
2.63%, 07/01/22 (a)	155,000	148,074
2.75%, 01/15/23 (a)	350,000	330,586
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	148,129
GATX Corp.
4.85%, 06/01/21	500,000	513,126
GE Capital International Funding Co.
2.34%, 11/15/20	478,000	454,792
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,388
		2,510,896
Insurance 0.9%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	286,683
American International Group, Inc.
3.38%, 08/15/20	200,000	199,504
4.88%, 06/01/22	200,000	205,338
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	199,715
3.30%, 01/15/23	200,000	195,815
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	500,000	495,590
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	150,000	147,056
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	311,000	304,956
2.88%, 11/03/22 (a)	100,000	97,889
Cigna Corp.
4.50%, 03/15/21 (a)	100,000	101,774
Halfmoon Parent, Inc.
3.20%, 09/17/20 (d)	150,000	148,964
3.75%, 07/15/23 (a)	250,000	246,803
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	144,543
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (a)	14,000	13,826
4.80%, 07/15/21 (a)	150,000	154,148
MetLife, Inc.
3.05%, 12/15/22	250,000	244,351
Principal Financial Group, Inc.
3.30%, 09/15/22	250,000	247,171
Prudential Financial, Inc.
5.38%, 06/21/20	380,000	391,131
UnitedHealth Group, Inc.
2.70%, 07/15/20	100,000	99,326
3.35%, 07/15/22	350,000	348,218
2.38%, 10/15/22	100,000	95,902
2.75%, 02/15/23 (a)	250,000	242,342
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Willis Towers Watson PLC
5.75%, 03/15/21	600,000	624,036
		5,235,081
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	100,202
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	97,765
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	247,438
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	255,168
EPR Properties
5.75%, 08/15/22 (a)	250,000	260,855
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	243,600
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	173,673
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (a)	200,000	197,621
2.95%, 07/01/22 (a)	250,000	240,693
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	254,957
Kimco Realty Corp.
3.40%, 11/01/22 (a)	75,000	73,043
National Retail Properties, Inc.
3.80%, 10/15/22 (a)	100,000	99,769
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	245,190
Simon Property Group LP
2.50%, 09/01/20 (a)	28,000	27,598
4.38%, 03/01/21 (a)	250,000	254,418
2.75%, 06/01/23 (a)	250,000	240,403
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	96,306
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	144,969
Welltower, Inc.
5.25%, 01/15/22 (a)	150,000	155,731
		3,409,399
		62,097,790

Industrial 14.4%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	76,694
ArcelorMittal
6.25%, 02/25/22 (b)(e)	250,000	263,532
Barrick Gold Corp.
3.85%, 04/01/22	100,000	100,198
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	252,657
DowDuPont, Inc.
4.21%, 11/15/23 (a)	300,000	302,991
Eastman Chemical Co.
3.50%, 12/01/21	150,000	149,550
Ecolab, Inc.
4.35%, 12/08/21	150,000	153,712
EI du Pont de Nemours & Co.
2.20%, 05/01/20	350,000	346,900

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldcorp, Inc.
3.70%, 03/15/23 (a)	200,000	195,433
International Flavors & Fragrances, Inc.
3.40%, 09/25/20	100,000	99,881
International Paper Co.
4.75%, 02/15/22 (a)	270,000	279,322
LYB International Finance BV
4.00%, 07/15/23	150,000	149,244
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	193,886
Praxair, Inc.
4.05%, 03/15/21	250,000	254,284
RPM International, Inc.
3.45%, 11/15/22 (a)	250,000	244,762
Southern Copper Corp.
5.38%, 04/16/20	250,000	254,500
The Dow Chemical Co.
4.25%, 11/15/20 (a)	14,000	14,156
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	242,524
The Sherwin-Williams Co.
2.25%, 05/15/20	200,000	195,996
		3,770,222
Capital Goods 1.4%
3M Co.
2.25%, 03/15/23 (a)	150,000	143,077
ABB Finance USA, Inc.
3.38%, 04/03/23 (a)	125,000	124,455
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	244,074
3.15%, 09/07/21	250,000	248,866
1.93%, 10/01/21	250,000	240,060
2.55%, 11/29/22	125,000	119,980
CNH Industrial Capital LLC
4.38%, 11/06/20	100,000	100,403
CNH Industrial N.V.
4.50%, 08/15/23	100,000	100,250
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	241,995
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	192,164
3.38%, 05/15/23 (a)	300,000	298,362
General Electric Co.
5.55%, 05/04/20	178,000	179,754
4.38%, 09/16/20	200,000	197,783
4.63%, 01/07/21	250,000	247,622
2.70%, 10/09/22	250,000	225,768
3.10%, 01/09/23	150,000	136,450
Honeywell International, Inc.
1.85%, 11/01/21 (a)	100,000	95,966
John Deere Capital Corp.
1.95%, 06/22/20	250,000	245,304
2.55%, 01/08/21	150,000	147,716
2.80%, 03/04/21	100,000	98,894
2.70%, 01/06/23	100,000	96,347
3.45%, 06/07/23	250,000	248,115
Johnson Controls International PLC
4.25%, 03/01/21	350,000	355,257
L3 Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	99,228
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	245,833
3.35%, 09/15/21	19,000	18,927
Masco Corp.
5.95%, 03/15/22	100,000	105,715
Northrop Grumman Corp.
2.08%, 10/15/20	400,000	390,871
Owens Corning
4.20%, 12/15/22 (a)	200,000	198,450
Raytheon Co.
3.13%, 10/15/20	175,000	175,096
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	298,346
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	339,278
Roper Technologies, Inc.
3.00%, 12/15/20 (a)	450,000	445,469
2.80%, 12/15/21 (a)	200,000	194,986
The Boeing Co.
2.35%, 10/30/21	250,000	244,823
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	477,017
3.65%, 08/16/23 (a)	150,000	147,995
Waste Management, Inc.
4.60%, 03/01/21 (a)	100,000	102,270
		7,812,966
Communications 1.6%
21st Century Fox America, Inc.
3.00%, 09/15/22	200,000	195,513
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	96,137
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	101,544
3.13%, 07/16/22	250,000	242,734
American Tower Corp.
3.45%, 09/15/21	300,000	298,127
3.50%, 01/31/23	200,000	195,068
AT&T, Inc.
2.80%, 02/17/21 (a)	1,000,000	982,417
3.00%, 02/15/22	400,000	390,838
3.60%, 02/17/23 (a)	150,000	147,762
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	200,000	200,400
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	302,815
Comcast Corp.
3.30%, 10/01/20	250,000	250,012
1.63%, 01/15/22 (a)	500,000	474,462
Crown Castle International Corp.
4.88%, 04/15/22	14,000	14,372
5.25%, 01/15/23	250,000	258,950
Discovery Communications LLC
4.38%, 06/15/21	150,000	151,865
2.95%, 03/20/23 (a)	150,000	142,592
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	367,000	368,737
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	500,000	491,673

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Walt Disney Co.
1.95%, 03/04/20	400,000	394,521
2.15%, 09/17/20	28,000	27,446
2.35%, 12/01/22	200,000	191,987
Time Warner Cable LLC
5.00%, 02/01/20	500,000	506,596
Verizon Communications, Inc.
2.63%, 02/21/20	250,000	248,197
4.60%, 04/01/21	250,000	256,876
3.50%, 11/01/21	250,000	250,186
5.15%, 09/15/23	400,000	423,386
Viacom, Inc.
4.50%, 03/01/21	528,000	536,109
Vodafone Group PLC
4.38%, 03/16/21	300,000	306,040
2.95%, 02/19/23	150,000	143,223
Warner Media LLC
4.00%, 01/15/22	200,000	200,101
		8,790,686
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	295,958
Amazon.com, Inc.
1.90%, 08/21/20	500,000	490,657
3.30%, 12/05/21 (a)	150,000	150,689
2.40%, 02/22/23 (a)	500,000	478,629
American Honda Finance Corp.
3.00%, 06/16/20	250,000	249,050
2.45%, 09/24/20	100,000	98,586
2.60%, 11/16/22	250,000	241,597
AutoZone, Inc.
3.13%, 07/15/23 (a)	150,000	145,259
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	95,583
Carnival Corp.
3.95%, 10/15/20	100,000	100,714
Costco Wholesale Corp.
1.70%, 12/15/19	200,000	197,471
2.15%, 05/18/21 (a)	250,000	243,952
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	150,410
eBay, Inc.
2.15%, 06/05/20	400,000	392,780
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	512,290
Ford Motor Credit Co., LLC
8.13%, 01/15/20	350,000	364,698
5.75%, 02/01/21	321,000	327,012
3.34%, 03/18/21	250,000	241,461
4.25%, 09/20/22	200,000	192,284
4.14%, 02/15/23 (a)	200,000	189,914
3.10%, 05/04/23	200,000	180,895
General Motors Financial Co., Inc.
3.15%, 01/15/20 (a)	300,000	297,930
3.20%, 07/13/20 (a)	200,000	197,899
3.20%, 07/06/21 (a)	100,000	97,114
3.45%, 01/14/22 (a)	500,000	482,425
3.25%, 01/05/23 (a)	250,000	235,377
4.25%, 05/15/23	200,000	195,409
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	200,000	201,900
Macy’s Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	197,769
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	191,119
McDonald’s Corp.
2.75%, 12/09/20 (a)	300,000	296,442
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	151,254
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	148,641
Starbucks Corp.
2.10%, 02/04/21 (a)	106,000	103,246
3.10%, 03/01/23 (a)	100,000	97,586
Target Corp.
3.88%, 07/15/20	200,000	202,213
The Home Depot, Inc.
3.95%, 09/15/20 (a)	300,000	303,535
2.00%, 04/01/21 (a)	300,000	291,527
2.63%, 06/01/22 (a)	250,000	244,924
Toyota Motor Credit Corp.
1.95%, 04/17/20	200,000	197,174
1.90%, 04/08/21	222,000	215,448
3.30%, 01/12/22	500,000	499,293
2.63%, 01/10/23	300,000	289,414
3.45%, 09/20/23	150,000	148,590
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	245,532
Walgreen Co.
3.10%, 09/15/22	150,000	146,011
Walmart, Inc.
1.90%, 12/15/20	150,000	146,596
2.35%, 12/15/22 (a)	150,000	144,075
3.40%, 06/26/23 (a)	500,000	499,391
		11,807,723
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.80%, 09/15/20 (a)	200,000	197,496
2.90%, 11/30/21 (a)	550,000	537,585
AbbVie, Inc.
2.50%, 05/14/20 (a)	550,000	541,681
3.20%, 11/06/22 (a)	180,000	175,327
2.85%, 05/14/23 (a)	300,000	286,226
Allergan Finance LLC
3.25%, 10/01/22 (a)	400,000	387,157
Allergan Funding SCS
3.00%, 03/12/20 (a)	500,000	496,892
Altria Group, Inc.
2.63%, 01/14/20 (a)	314,000	311,054
Amgen, Inc.
3.45%, 10/01/20	150,000	150,014
2.65%, 05/11/22 (a)	500,000	483,820
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	250,000	245,064
3.30%, 02/01/23 (a)	600,000	581,291
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	700,000	697,592
2.50%, 07/15/22	150,000	142,631
AstraZeneca PLC
2.38%, 11/16/20	350,000	342,872
BAT Capital Corp.
2.76%, 08/15/22 (a)	150,000	142,150
Baxalta, Inc.
2.88%, 06/23/20 (a)	45,000	44,541

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Becton Dickinson & Co.
2.40%, 06/05/20	100,000	98,173
3.25%, 11/12/20	100,000	99,213
3.13%, 11/08/21	250,000	246,363
2.89%, 06/06/22 (a)	250,000	241,081
Biogen, Inc.
2.90%, 09/15/20	375,000	370,807
Campbell Soup Co.
4.25%, 04/15/21	150,000	151,355
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	190,770
Celgene Corp.
2.88%, 08/15/20	300,000	296,340
3.25%, 08/15/22	100,000	97,258
2.75%, 02/15/23 (a)	250,000	237,321
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	143,151
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	96,735
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	250,000	241,854
CVS Health Corp.
3.13%, 03/09/20	150,000	149,230
2.80%, 07/20/20 (a)	150,000	148,042
3.35%, 03/09/21	250,000	247,905
2.13%, 06/01/21 (a)	500,000	480,128
2.75%, 12/01/22 (a)	200,000	189,811
3.70%, 03/09/23 (a)	350,000	344,917
Diageo Capital PLC
3.00%, 05/18/20	250,000	249,448
Express Scripts Holding Co.
3.30%, 02/25/21 (a)	14,000	13,900
4.75%, 11/15/21	500,000	512,883
General Mills, Inc.
3.70%, 10/17/23 (a)	250,000	245,634
Gilead Sciences, Inc.
2.35%, 02/01/20	150,000	148,760
2.55%, 09/01/20	200,000	197,374
3.25%, 09/01/22 (a)	200,000	197,697
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	288,891
3.38%, 05/15/23	200,000	198,015
Johnson & Johnson
2.05%, 03/01/23 (a)	250,000	239,558
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (d)	100,000	99,135
4.06%, 05/25/23 (a)(d)	150,000	147,907
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	500,000	495,013
4.00%, 06/15/23 (a)	150,000	148,542
Medtronic, Inc.
2.50%, 03/15/20	153,000	151,730
3.15%, 03/15/22	500,000	492,895
Merck & Co., Inc.
1.85%, 02/10/20	350,000	345,354
3.88%, 01/15/21 (a)	200,000	203,024
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	150,000	143,808
Mylan N.V.
3.75%, 12/15/20 (a)	100,000	100,144
Newell Brands, Inc.
3.15%, 04/01/21 (a)	100,000	98,317
3.85%, 04/01/23 (a)	150,000	146,164
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Novartis Capital Corp.
4.40%, 04/24/20	400,000	406,782
PepsiCo, Inc.
4.50%, 01/15/20	11,000	11,182
1.85%, 04/30/20 (a)	514,000	504,583
3.13%, 11/01/20	200,000	200,022
1.70%, 10/06/21 (a)	11,000	10,520
2.75%, 03/01/23	150,000	145,960
Pfizer, Inc.
2.20%, 12/15/21	500,000	485,492
Philip Morris International, Inc.
2.00%, 02/21/20	100,000	98,611
4.50%, 03/26/20	300,000	304,575
2.13%, 05/10/23 (a)	300,000	278,535
Reynolds American, Inc.
3.25%, 06/12/20	550,000	545,040
Sanofi
3.38%, 06/19/23 (a)	150,000	149,047
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	150,000	140,511
Stryker Corp.
2.63%, 03/15/21 (a)	200,000	196,398
Sysco Corp.
2.60%, 10/01/20 (a)	300,000	295,692
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	196,165
The Coca-Cola Co.
1.88%, 10/27/20	11,000	10,747
1.55%, 09/01/21	150,000	144,355
3.30%, 09/01/21	28,000	28,131
2.20%, 05/25/22	500,000	484,420
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	96,187
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	248,855
The JM Smucker Co.
3.00%, 03/15/22	650,000	629,763
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	241,533
The Procter & Gamble Co.
1.85%, 02/02/21	100,000	97,445
1.70%, 11/03/21	200,000	192,380
2.30%, 02/06/22	200,000	195,412
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	100,000	98,730
3.15%, 01/15/23 (a)	350,000	340,250
Unilever Capital Corp.
4.25%, 02/10/21	100,000	102,006
1.38%, 07/28/21	350,000	333,254
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	97,690
3.70%, 03/19/23 (a)	100,000	98,710
Zoetis, Inc.
3.45%, 11/13/20 (a)	100,000	100,032
		22,207,055
Energy 2.0%
Apache Corp.
3.25%, 04/15/22 (a)	236,000	230,243
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	189,125

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BP Capital Markets PLC
4.50%, 10/01/20	100,000	101,834
3.06%, 03/17/22	1,000,000	982,275
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	239,094
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	235,516
Chevron Corp.
1.96%, 03/03/20 (a)	250,000	246,429
2.50%, 03/03/22 (a)	500,000	485,110
2.57%, 05/16/23 (a)	150,000	143,808
Devon Energy Corp.
3.25%, 05/15/22 (a)	96,000	92,756
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	150,000	151,348
Enbridge, Inc.
2.90%, 07/15/22 (a)	500,000	481,177
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	200,000	200,302
4.65%, 06/01/21 (a)	400,000	404,624
5.20%, 02/01/22 (a)	250,000	255,987
3.60%, 02/01/23 (a)	200,000	193,100
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (a)	100,000	102,606
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	205,372
3.35%, 03/15/23 (a)	250,000	244,534
EOG Resources, Inc.
2.45%, 04/01/20 (a)	264,000	260,588
EQT Corp.
4.88%, 11/15/21	200,000	202,236
3.00%, 10/01/22 (a)	150,000	142,544
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	488,787
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	146,983
Husky Energy, Inc.
7.25%, 12/15/19	100,000	102,833
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	198,069
Kinder Morgan, Inc.
3.05%, 12/01/19 (a)	250,000	248,234
6.50%, 09/15/20	100,000	104,371
3.15%, 01/15/23 (a)	400,000	383,150
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	100,000	99,430
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	100,000	94,249
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	225,123
3.13%, 02/15/22 (a)	200,000	197,969
Phillips 66
4.30%, 04/01/22	150,000	152,452
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	406,874
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	350,000	368,758
Shell International Finance BV
2.13%, 05/11/20	400,000	394,093
1.75%, 09/12/21	200,000	191,613
3.40%, 08/12/23	141,000	140,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Williams Cos., Inc.
5.25%, 03/15/20	150,000	152,743
3.70%, 01/15/23 (a)	100,000	97,473
Total Capital S.A.
4.45%, 06/24/20	400,000	407,163
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	286,008
Valero Energy Corp.
6.13%, 02/01/20	150,000	154,310
		10,831,566
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	146,754
Technology 2.2%
Apple, Inc.
1.90%, 02/07/20	750,000	741,419
2.00%, 05/06/20	228,000	224,957
2.25%, 02/23/21 (a)	28,000	27,454
1.55%, 08/04/21 (a)	325,000	311,471
2.40%, 01/13/23 (a)	100,000	95,888
2.40%, 05/03/23	800,000	763,160
Baidu, Inc.
3.50%, 11/28/22	350,000	344,309
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	200,000	197,402
2.20%, 01/15/21	100,000	96,863
3.00%, 01/15/22 (a)	300,000	288,743
Cisco Systems, Inc.
4.45%, 01/15/20	200,000	203,076
2.45%, 06/15/20	500,000	494,938
2.20%, 02/28/21	125,000	122,124
1.85%, 09/20/21 (a)	11,000	10,574
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(d)	250,000	255,392
Fidelity National Information Services, Inc.
4.50%, 10/15/22 (a)	250,000	256,301
Fiserv, Inc.
2.70%, 06/01/20 (a)	100,000	98,654
3.80%, 10/01/23 (a)	100,000	99,911
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	350,000	349,852
HP, Inc.
4.38%, 09/15/21	250,000	255,512
Intel Corp.
1.85%, 05/11/20	250,000	246,194
2.45%, 07/29/20	100,000	99,086
3.30%, 10/01/21	100,000	100,290
2.70%, 12/15/22	100,000	97,403
International Business Machines Corp.
1.63%, 05/15/20	350,000	341,688
2.50%, 01/27/22	150,000	144,672
2.88%, 11/09/22	350,000	338,507
Lam Research Corp.
2.75%, 03/15/20 (a)	250,000	247,792
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	250,000	247,731
Microsoft Corp.
1.85%, 02/12/20 (a)	65,000	64,237
2.00%, 11/03/20 (a)	400,000	393,079
1.55%, 08/08/21 (a)	500,000	480,799
2.38%, 02/12/22 (a)	150,000	146,275
2.00%, 08/08/23 (a)	150,000	141,147

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Motorola Solutions, Inc.
3.75%, 05/15/22	150,000	148,230
NVIDIA Corp.
2.20%, 09/16/21 (a)	500,000	484,939
Oracle Corp.
2.50%, 05/15/22 (a)	150,000	145,374
2.50%, 10/15/22	400,000	384,774
2.63%, 02/15/23 (a)	150,000	144,872
2.40%, 09/15/23 (a)	150,000	141,848
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	195,076
2.60%, 01/30/23 (a)	250,000	237,936
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	96,154
4.75%, 06/01/23	100,000	95,110
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	750,000	711,328
Total System Services, Inc.
3.75%, 06/01/23 (a)	150,000	147,998
VMware, Inc.
2.30%, 08/21/20	250,000	244,042
2.95%, 08/21/22 (a)	350,000	331,652
Xerox Corp.
2.75%, 09/01/20	200,000	193,839
4.50%, 05/15/21	100,000	98,310
		12,128,382
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	393,182
Delta Air Lines, Inc.
3.40%, 04/19/21	150,000	148,373
FedEx Corp.
2.30%, 02/01/20	150,000	148,496
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	246,020
Ryder System, Inc.
2.88%, 09/01/20 (a)	100,000	99,194
3.40%, 03/01/23 (a)	350,000	344,869
Southwest Airlines Co.
2.75%, 11/16/22 (a)	250,000	241,017
Union Pacific Corp.
4.00%, 02/01/21 (a)	28,000	28,315
3.50%, 06/08/23 (a)	150,000	149,085
United Parcel Service, Inc.
2.45%, 10/01/22	300,000	288,979
		2,087,530
		79,582,884

Utility 1.2%
Electric 1.1%
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	102,181
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	104,486
Dominion Energy, Inc.
2.50%, 12/01/19 (a)	300,000	297,107
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	312,124
3.05%, 08/15/22 (a)	300,000	292,832
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	198,281
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Edison International
2.13%, 04/15/20	217,000	210,606
Entergy Corp.
5.13%, 09/15/20 (a)	200,000	203,430
Eversource Energy
2.80%, 05/01/23 (a)	200,000	192,962
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	485,197
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	350,000	347,866
FirstEnergy Corp.
4.25%, 03/15/23 (a)	100,000	100,572
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (a)	11,000	10,845
2.40%, 04/25/22 (a)	250,000	241,224
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	500,000	509,234
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	144,592
NV Energy, Inc.
6.25%, 11/15/20	500,000	524,425
Ohio Power Co.
5.38%, 10/01/21	150,000	157,942
Pacific Gas & Electric Co.
2.45%, 08/15/22 (a)	150,000	132,981
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	251,938
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	238,446
Southern Power Co.
1.95%, 12/15/19	250,000	245,583
2.38%, 06/01/20 (a)	100,000	98,297
The Southern Co.
2.35%, 07/01/21 (a)	100,000	96,362
2.95%, 07/01/23 (a)	300,000	287,324
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	98,044
2.75%, 03/15/23 (a)	150,000	144,872
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	97,872
		6,127,625
Natural Gas 0.1%
Sempra Energy
2.40%, 02/01/20	150,000	147,383
2.90%, 02/01/23 (a)	150,000	143,365
		290,748
		6,418,373
Total Corporates
(Cost $151,103,154)		148,099,047

Treasuries 62.6% of net assets
Bonds
8.50%, 02/15/20	30,000	32,018
8.75%, 05/15/20	275,000	298,128
8.75%, 08/15/20	350,000	384,200
7.88%, 02/15/21	365,000	404,180
8.13%, 05/15/21	825,000	927,271
8.13%, 08/15/21	30,000	34,116
8.00%, 11/15/21	105,000	120,266
7.25%, 08/15/22	400,000	461,539
7.63%, 11/15/22	226,000	266,164

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Notes
1.38%, 12/15/19	3,070,000	3,027,248
1.13%, 12/31/19	2,350,000	2,309,380
1.63%, 12/31/19	2,805,300	2,771,658
1.88%, 12/31/19	2,650,000	2,625,104
1.38%, 01/15/20	8,820,000	8,686,322
1.25%, 01/31/20	2,700,000	2,653,594
1.38%, 01/31/20	1,587,900	1,562,872
2.00%, 01/31/20	1,680,000	1,665,431
1.38%, 02/15/20	1,605,000	1,578,480
3.63%, 02/15/20	2,278,500	2,300,662
1.25%, 02/29/20	690,000	677,170
1.38%, 02/29/20	2,568,600	2,524,803
2.25%, 02/29/20	1,900,000	1,887,680
1.63%, 03/15/20	1,600,000	1,576,625
1.13%, 03/31/20	250,000	244,634
2.25%, 03/31/20	1,950,000	1,936,327
1.50%, 04/15/20	850,000	835,308
1.13%, 04/30/20	920,000	898,959
1.38%, 04/30/20	1,635,500	1,603,716
2.38%, 04/30/20	1,000,000	994,160
1.50%, 05/15/20	1,100,000	1,079,826
3.50%, 05/15/20	2,139,300	2,160,568
1.50%, 05/31/20	998,100	979,035
2.50%, 05/31/20	2,700,000	2,687,871
1.50%, 06/15/20	1,500,000	1,470,674
1.63%, 06/30/20	2,682,900	2,634,063
1.88%, 06/30/20	1,135,000	1,118,640
2.50%, 06/30/20	3,500,000	3,483,389
1.50%, 07/15/20	2,000,000	1,958,516
1.63%, 07/31/20	2,945,000	2,888,343
2.00%, 07/31/20	2,760,000	2,723,775
2.63%, 07/31/20	1,650,000	1,644,812
1.50%, 08/15/20	2,046,000	2,001,883
2.63%, 08/15/20	4,190,000	4,176,497
1.38%, 08/31/20	3,445,000	3,360,826
2.13%, 08/31/20	2,057,400	2,033,209
2.63%, 08/31/20	800,000	797,391
1.38%, 09/15/20	2,087,000	2,035,559
1.38%, 09/30/20	1,641,900	1,600,115
2.00%, 09/30/20	1,979,000	1,950,320
2.75%, 09/30/20	3,450,000	3,445,755
1.63%, 10/15/20	1,770,000	1,731,800
1.38%, 10/31/20	1,614,500	1,571,173
1.75%, 10/31/20	2,074,000	2,032,885
2.88%, 10/31/20	3,600,000	3,603,234
1.75%, 11/15/20	1,500,000	1,469,766
2.63%, 11/15/20	4,980,300	4,962,013
1.63%, 11/30/20	3,094,000	3,022,753
2.00%, 11/30/20	1,680,500	1,653,947
2.75%, 11/30/20	700,000	699,180
1.88%, 12/15/20	2,250,000	2,209,175
1.75%, 12/31/20	3,735,500	3,657,069
2.38%, 12/31/20	1,948,100	1,931,130
2.00%, 01/15/21	1,750,000	1,720,776
1.38%, 01/31/21	2,395,000	2,322,916
2.13%, 01/31/21	1,785,000	1,759,131
2.25%, 02/15/21	1,950,000	1,926,463
3.63%, 02/15/21	3,095,000	3,148,074
1.13%, 02/28/21	2,504,300	2,412,785
2.00%, 02/28/21	1,847,800	1,815,067
2.38%, 03/15/21	3,270,000	3,238,130
1.25%, 03/31/21	2,435,300	2,350,921
2.25%, 03/31/21	1,737,100	1,715,047
2.38%, 04/15/21	3,800,000	3,761,184
1.38%, 04/30/21	2,350,500	2,271,905
2.25%, 04/30/21	2,450,000	2,418,227
2.63%, 05/15/21	3,450,000	3,433,828
3.13%, 05/15/21	2,105,000	2,120,294
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/21	1,272,900	1,228,672
2.00%, 05/31/21	1,510,000	1,480,036
2.63%, 06/15/21	3,950,000	3,930,636
1.13%, 06/30/21	922,900	884,542
2.13%, 06/30/21	805,000	791,196
2.63%, 07/15/21	6,500,000	6,466,992
1.13%, 07/31/21	1,248,400	1,194,173
2.25%, 07/31/21	1,737,600	1,711,875
2.13%, 08/15/21	4,696,800	4,610,845
2.75%, 08/15/21	2,820,000	2,813,996
1.13%, 08/31/21	3,239,500	3,094,798
2.00%, 08/31/21	2,080,000	2,034,744
2.75%, 09/15/21	5,800,000	5,787,879
1.13%, 09/30/21	1,653,400	1,577,835
2.13%, 09/30/21	1,530,000	1,500,775
2.88%, 10/15/21	4,000,000	4,004,219
1.25%, 10/31/21	2,996,400	2,864,898
2.00%, 10/31/21	1,165,500	1,138,616
2.00%, 11/15/21	1,425,200	1,392,270
2.88%, 11/15/21	2,200,000	2,202,836
1.75%, 11/30/21	1,810,900	1,755,229
1.88%, 11/30/21	1,329,300	1,293,497
2.00%, 12/31/21	2,274,600	2,219,556
2.13%, 12/31/21	1,530,300	1,498,558
1.50%, 01/31/22	1,525,300	1,464,050
1.88%, 01/31/22	1,844,300	1,790,808
2.00%, 02/15/22	1,715,300	1,671,714
1.75%, 02/28/22	1,943,800	1,878,500
1.88%, 02/28/22	2,769,800	2,687,355
1.75%, 03/31/22	1,910,000	1,844,157
1.88%, 03/31/22	1,905,000	1,847,069
1.75%, 04/30/22	2,350,000	2,266,740
1.88%, 04/30/22	2,070,000	2,005,191
1.75%, 05/15/22	2,250,000	2,169,668
1.75%, 05/31/22	2,350,000	2,264,904
1.88%, 05/31/22	1,800,000	1,742,062
1.75%, 06/30/22	2,000,000	1,926,172
2.13%, 06/30/22	2,000,000	1,950,781
1.88%, 07/31/22	2,700,000	2,608,980
2.00%, 07/31/22	1,700,000	1,649,830
1.63%, 08/15/22	2,400,000	2,296,875
1.63%, 08/31/22	2,250,000	2,152,485
1.88%, 08/31/22	2,000,000	1,930,703
1.75%, 09/30/22	1,950,000	1,872,381
1.88%, 09/30/22	2,300,000	2,219,051
1.88%, 10/31/22	2,000,000	1,927,812
2.00%, 10/31/22	2,000,000	1,937,305
1.63%, 11/15/22	3,800,000	3,626,551
2.00%, 11/30/22	3,550,000	3,436,705
2.13%, 12/31/22	5,200,000	5,054,461
1.75%, 01/31/23	2,955,000	2,826,815
2.38%, 01/31/23	4,325,000	4,244,751
2.00%, 02/15/23	1,900,000	1,835,467
1.50%, 02/28/23	950,000	898,771
2.63%, 02/28/23	3,250,000	3,220,991
2.50%, 03/31/23	7,235,000	7,132,410
2.75%, 04/30/23	2,800,000	2,788,406
1.75%, 05/15/23	4,970,000	4,740,040
1.63%, 05/31/23	3,100,000	2,939,187
2.75%, 05/31/23	1,900,000	1,892,541
2.63%, 06/30/23	10,800,000	10,696,641
2.75%, 07/31/23	11,400,000	11,349,680
2.75%, 08/31/23	500,000	497,930
2.88%, 09/30/23	4,900,000	4,904,115
2.88%, 10/31/23	4,850,000	4,855,021
2.88%, 11/30/23	9,800,000	9,813,973
Total Treasuries
(Cost $351,563,989)		346,815,677

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 10.0% of net assets

Agency 5.4%
Foreign 2.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	243,367
1.88%, 01/20/21	300,000	293,388
2.88%, 09/07/21	250,000	249,223
		785,978
Canada 0.2%
Export Development Canada
1.63%, 12/03/19	450,000	444,510
1.63%, 01/17/20	400,000	394,515
		839,025
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	242,809
2.45%, 10/20/21	500,000	481,413
		724,222
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	100,000	104,250
Germany 1.3%
FMS Wertmanagement
2.75%, 03/06/23 (f)	250,000	247,354
Kreditanstalt Fuer Wiederaufbau
1.50%, 04/20/20 (f)	1,500,000	1,472,101
1.88%, 06/30/20 (f)	950,000	935,010
1.88%, 11/30/20 (f)	472,000	462,406
1.63%, 03/15/21 (f)	750,000	728,642
2.38%, 08/25/21 (f)	39,000	38,421
2.63%, 01/25/22 (f)	555,000	548,380
2.13%, 03/07/22 (f)	300,000	291,849
2.13%, 06/15/22 (f)	1,250,000	1,213,623
2.38%, 12/29/22 (f)	500,000	488,153
2.13%, 01/17/23 (f)	750,000	724,855
		7,150,794
Japan 0.3%
Japan Bank for International Cooperation
2.25%, 02/24/20	200,000	198,214
1.75%, 05/28/20	14,000	13,743
2.13%, 06/01/20	250,000	246,484
2.13%, 07/21/20	250,000	246,180
1.88%, 04/20/21	200,000	194,350
2.38%, 11/16/22	500,000	483,661
3.38%, 07/31/23	200,000	200,868
3.38%, 10/31/23	200,000	201,037
		1,784,537
Mexico 0.2%
Petroleos Mexicanos
6.38%, 02/04/21	500,000	505,755
4.88%, 01/24/22	150,000	145,575
5.38%, 03/13/22	250,000	245,115
3.50%, 01/30/23	250,000	225,850
		1,122,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.0%
Equinor ASA
2.90%, 11/08/20	100,000	99,273
Republic of Korea 0.2%
Export-Import Bank of Korea
5.13%, 06/29/20	250,000	257,239
2.50%, 05/10/21	17,000	16,621
4.38%, 09/15/21	250,000	255,786
2.75%, 01/25/22	200,000	195,335
The Korea Development Bank
3.00%, 09/14/22	200,000	195,669
2.75%, 03/19/23	200,000	192,804
		1,113,454
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	300,000	293,546
		14,017,374
U.S. 2.9%
Fannie Mae
1.65%, 01/27/20 (a)	83,000	81,949
1.50%, 02/28/20	500,000	492,223
1.50%, 07/30/20	1,400,000	1,370,698
1.38%, 02/26/21	500,000	483,985
2.50%, 04/13/21	450,000	445,922
1.25%, 08/17/21	28,000	26,852
1.38%, 10/07/21	400,000	383,598
1.88%, 04/05/22	500,000	483,961
2.38%, 01/19/23	1,250,000	1,224,405
2.88%, 09/12/23	500,000	497,848
Federal Farm Credit Bank
1.40%, 04/13/20 (a)	200,000	196,286
1.95%, 11/02/21	500,000	486,474
Federal Home Loan Bank
1.38%, 11/15/19	1,200,000	1,184,450
1.88%, 03/13/20	300,000	296,520
2.63%, 05/28/20	1,250,000	1,247,086
1.75%, 07/13/20 (a)	400,000	393,039
2.63%, 10/01/20	700,000	697,091
1.87%, 02/10/21 (a)	300,000	293,300
1.38%, 02/18/21	500,000	484,539
1.75%, 03/12/21	110,000	107,395
1.13%, 07/14/21	950,000	910,033
2.38%, 09/10/21	250,000	245,872
3.00%, 10/12/21	600,000	601,377
1.88%, 11/29/21	250,000	242,932
Freddie Mac
1.50%, 01/17/20	250,000	246,561
1.38%, 04/20/20	600,000	588,533
2.50%, 04/23/20	800,000	796,882
1.88%, 11/17/20	300,000	294,395
2.38%, 01/13/22	528,000	519,717
2.75%, 06/19/23	250,000	247,999
Tennessee Valley Authority
3.88%, 02/15/21	250,000	255,113
		15,827,035
		29,844,409

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Province of Alberta
1.90%, 12/06/19	450,000	445,591
Province of British Columbia
2.00%, 10/23/22	250,000	240,216
Province of Manitoba
2.13%, 05/04/22	100,000	96,487
Province of Ontario
4.40%, 04/14/20	506,000	515,488
1.88%, 05/21/20	250,000	246,002
2.55%, 02/12/21	250,000	247,277
2.40%, 02/08/22	350,000	341,426
2.20%, 10/03/22	150,000	144,494
3.40%, 10/17/23	150,000	151,174
Province of Quebec
2.75%, 08/25/21	300,000	297,404
2.38%, 01/31/22	100,000	97,822
2.63%, 02/13/23	150,000	146,901
		2,970,282
		2,970,282
U.S. 0.1%
State Board of Administration Finance Corp.
RB Series 2016A
2.64%, 07/01/21	250,000	247,093
		3,217,375

Sovereign 0.6%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	150,000	144,847
Chile 0.0%
Chile Government International Bond
3.88%, 08/05/20	150,000	151,804
Colombia 0.1%
Colombia Government International Bond
11.75%, 02/25/20	100,000	110,250
4.38%, 07/12/21	200,000	202,650
		312,900
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	14,000	14,414
6.38%, 03/29/21	158,000	166,618
5.38%, 02/21/23	150,000	156,790
5.75%, 11/22/23	210,000	223,803
		561,625
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	250,000	255,366
Italy 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	200,000	215,755
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
3.50%, 01/21/21	250,000	248,779
3.63%, 03/15/22	150,000	147,654
4.00%, 10/02/23	200,000	197,357
		593,790
Panama 0.0%
Panama Government International Bond
5.20%, 01/30/20	11,000	11,246
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	500,000	506,583
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	250,000	260,044
5.00%, 03/23/22	150,000	156,926
3.00%, 03/17/23	250,000	244,085
		661,055
		3,414,971

Supranational* 3.4%
African Development Bank
1.88%, 03/16/20	250,000	246,807
1.25%, 07/26/21	14,000	13,401
2.38%, 09/23/21	500,000	492,134
3.00%, 09/20/23	150,000	149,804
Asian Development Bank
1.75%, 01/10/20	950,000	938,742
1.50%, 01/22/20	30,000	29,556
2.25%, 01/20/21	500,000	493,369
1.63%, 03/16/21	400,000	388,821
2.00%, 02/16/22	750,000	727,978
2.75%, 03/17/23	300,000	297,098
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	241,060
4.38%, 06/15/22	250,000	257,268
Council of Europe Development Bank
2.63%, 02/13/23	250,000	246,261
European Bank for Reconstruction & Development
1.50%, 03/16/20	14,000	13,758
1.63%, 05/05/20	600,000	589,532
2.00%, 02/01/21	250,000	245,246
European Investment Bank
1.63%, 03/16/20	200,000	196,849
1.38%, 06/15/20	1,303,000	1,273,570
1.63%, 12/15/20	250,000	243,548
2.00%, 03/15/21	800,000	783,804
2.50%, 04/15/21	325,000	321,778
1.38%, 09/15/21	250,000	239,542
2.13%, 10/15/21	55,000	53,728
2.25%, 03/15/22	700,000	683,928
2.38%, 06/15/22	1,000,000	978,614
2.00%, 12/15/22	750,000	720,932
2.88%, 08/15/23	150,000	149,074
Inter-American Development Bank
3.88%, 02/14/20	200,000	202,356
1.63%, 05/12/20	1,000,000	982,800
1.88%, 06/16/20	150,000	147,723
1.38%, 07/15/20	14,000	13,673
1.88%, 03/15/21	350,000	342,053

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 04/14/22	300,000	288,315
2.50%, 01/18/23	750,000	735,857
International Bank for Reconstruction & Development
1.38%, 03/30/20	800,000	784,788
1.88%, 04/21/20	250,000	246,695
2.13%, 11/01/20	500,000	492,856
1.63%, 03/09/21	14,000	13,613
1.38%, 05/24/21	950,000	915,562
2.00%, 01/26/22	1,000,000	971,186
1.63%, 02/10/22	250,000	239,842
1.75%, 04/19/23	250,000	237,789
3.00%, 09/27/23	400,000	401,750
International Finance Corp.
1.75%, 03/30/20	250,000	246,366
1.13%, 07/20/21	25,000	23,867
2.88%, 07/31/23	150,000	149,125
Nordic Investment Bank
1.25%, 08/02/21	500,000	478,620
		18,931,038
Total Government Related
(Cost $56,227,821)		55,407,793
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (g)	1,989,990	1,989,990
Total Other Investment Company
(Cost $1,989,990)		1,989,990
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Variable-rate security.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $651,398 or 0.1% of net assets.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Guaranteed by the Republic of Germany.
(g)	The rate shown is the 7-day yield.

RB –	Revenue bond
REIT –	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$148,099,047	$—	$148,099,047
Treasuries	—	346,815,677	—	346,815,677
Government Related[1]	—	55,407,793	—	55,407,793
Other Investment Company[1]	1,989,990	—	—	1,989,990
Total	$1,989,990	$550,322,517	$—	$552,312,507
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Event:
At a meeting held on December 11, 2018, the Board of Trustees of Schwab Investments (the Trust) approved the liquidation of Schwab Intermediate-Term Bond Fund (the Fund). The Fund will redeem all of its outstanding shares on or about February 26, 2019, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all its charges, taxes, expenses and liabilities.
REG89450NOV18

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.4% of net assets
ALABAMA 1.0%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	540,355
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	128,526
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	948,843
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,133,640
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	530,067
RB Series 2017	5.00%	05/01/26	200,000	230,532
RB Series 2017	5.00%	05/01/27	250,000	290,233
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	2,933,020
				7,735,216
ALASKA 1.4%
Anchorage
GO Bonds Series 2018A	5.00%	09/01/34 (a)	1,235,000	1,434,267
GO Bonds Series 2018A	5.00%	09/01/36 (a)	620,000	714,116
North Slope Borough
GO Bonds Series 2017A	5.00%	06/30/22 (a)(b)	3,895,000	4,080,480
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/20 (b)	820,000	857,744
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,209,428
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,915,819
				10,211,854
ARIZONA 0.5%
Arizona Health Facilities Auth
Hospital RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,055,040
Pima Cnty
COP Series 2013A	5.00%	12/01/18	400,000	400,000
COP Series 2013A	5.00%	12/01/19	500,000	514,805
GO Bonds Series 2012A	4.00%	07/01/22	140,000	148,915
1

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	743,337
Refunding COP Series 2014	4.00%	07/01/23	700,000	751,072
				3,613,169
ARKANSAS 1.8%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	260,000	258,620
Crittenden Cnty
Sales & Use Tax Bonds Series 2017	5.00%	03/01/20	900,000	930,897
Sales & Use Tax Bonds Series 2017	5.00%	03/01/21	650,000	687,674
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	753,860
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	744,647
Sewer Refunding RB Series 2015	3.00%	04/01/24	660,000	675,688
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	660,000	651,585
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	465,000	464,916
Sales & Use Tax Improvement Bonds Seires 2018B	3.25%	11/01/43 (a)(c)	4,000,000	4,008,080
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	1,000,000	1,003,920
Springdale
Sales Tax & Use Refunding & RB Series 2018	3.00%	04/01/43 (a)	2,870,000	2,863,629
				13,043,516
CALIFORNIA 7.5%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,019,080
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	695,776
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)	860,000	920,019
California
GO Bonds	5.00%	08/01/24	1,000,000	1,149,970
GO Bonds	5.00%	02/01/26 (a)	2,655,000	2,955,573
GO Bonds	5.00%	03/01/27 (a)	2,600,000	2,984,176
GO Bonds	5.00%	09/01/34 (a)	3,930,000	4,495,330
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	679,072
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(d)	2,005,000	2,100,358
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23 (c)	455,000	497,624
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24 (c)	600,000	666,054
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25 (c)	1,000,000	1,122,760
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26 (c)	1,050,000	1,188,568
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	138,133
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	484,943
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	66,113
2

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,290,000	2,316,243
Los Angeles Cnty Metropolitan Transportation Auth
Sr Refunding RB Series 2012B	5.00%	07/01/25 (a)	4,085,000	4,513,231
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,082,570
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,497,603
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,152,460
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	672,370
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	385,931
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	867,276
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,703,005
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	811,012
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	931,575
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	592,800
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	877,021
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	701,129
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,044,500
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,013,805
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,320,291
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	672,627
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	426,326
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,226,918
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	335,931
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	340,704
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	575,595
Water Refunding RB Series 2018A	5.00%	10/01/34 (a)	700,000	797,580
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	500,000	536,555
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,167,004
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,298,140
				55,023,751
COLORADO 1.1%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	775,000
COP Series 2015	5.00%	12/01/24 (a)	375,000	395,205
COP Series 2015	5.00%	12/01/25 (a)	500,000	526,940
3

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Colorado Health Facilities Auth
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	575,000
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	404,952
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,364,638
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (d)	1,000,000	1,001,680
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,976,000
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(e)	500,000	309,905
Dedicated Tax RB Series 2018A-2	0.00%	08/01/32 (a)(e)	300,000	177,732
Dedicated Tax RB Series 2018A-2	0.00%	08/01/37 (a)(e)	1,000,000	463,620
Dedicated Tax RB Series 2018A-2	0.00%	08/01/38 (a)(e)	760,000	336,140
				8,306,812
CONNECTICUT 0.3%
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,101,969
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (a)	625,000	704,562
Oxford
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	456,440
				2,262,971
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	640,000	651,462
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(d)	300,000	309,525
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,258,364
				1,567,889
FLORIDA 4.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	500,000
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,608,510
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,285,000	2,383,621
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,613,205
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,238,580
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,306,870
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/33 (a)	1,260,000	1,430,276
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	710,000	802,385
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,658,190
4

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	106,683
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	162,690
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	445,024
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	276,215
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	4,690,000	4,989,550
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	906,058
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	623,852
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,281,663
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	603,262
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,860,113
Toll System RB Series 2014A	5.00%	07/01/24	625,000	711,713
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	446,081
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	870,856
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	200,000	210,320
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	187,716
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	531,478
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	390,838
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,690,053
Consolidated Utility Systems RB Series 2018	5.00%	10/01/36 (a)	1,570,000	1,769,641
Energy System RB Series 2018	5.00%	10/01/34 (a)	2,000,000	2,239,100
				35,844,543
GEORGIA 1.1%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	312,183
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	427,684
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	219,136
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	224,206
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (a)	6,000,000	6,706,380
				7,889,589
HAWAII 0.3%
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	500,000	506,110
Univ of Hawaii
Univ RB Series 2017B	3.00%	10/01/28 (a)	1,000,000	1,019,520
Univ RB Series 2017D	3.00%	10/01/27	500,000	513,045
				2,038,675
5

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IDAHO 0.9%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,206,772
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (d)(f)	1,535,000	1,552,223
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (d)(f)	1,835,000	1,929,007
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (d)(f)	695,000	741,780
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	372,439
General RB Series 2014	5.00%	04/01/24 (a)	200,000	216,962
General RB Series 2014	5.00%	04/01/26 (a)	300,000	324,243
				6,343,426
ILLINOIS 4.0%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	517,375
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,892,942
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,134,860
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,945,808
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,217,920
OHare PFC Refunding RB Series 2010D	5.00%	01/01/19 (d)	750,000	751,733
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(d)	4,950,000	5,294,767
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,144,750
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,147,950
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,355,847
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,866,400
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	780,339
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	660,108
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,043,530
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,441,640
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	791,021
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	444,968
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,465,097
				29,897,055
INDIANA 0.8%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	131,811
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	342,909
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	415,097
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	749,448
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	1,974,026
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,007,590
6

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	949,791
				5,570,672
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	595,998
KANSAS 1.9%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/25	250,000	286,130
GO Bonds Series 2017	5.00%	09/01/26	250,000	289,242
GO Bonds Series 2017	5.00%	09/01/27	450,000	523,629
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	981,042
GO Bonds Series 2017	5.00%	09/01/37 (a)	435,000	484,051
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	409,590
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	434,448
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	474,958
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	478,317
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	268,062
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	519,885
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26 (c)	750,000	876,840
GO Bonds Series 2018A	5.00%	09/01/27 (c)	800,000	943,880
GO Bonds Series 2018A	5.00%	09/01/31 (a)(c)	3,075,000	3,549,073
Leavenworth Cnty USD #458
GO Bonds Series 2018	5.00%	09/01/32 (a)(c)	1,400,000	1,602,174
GO Bonds Series 2018	5.00%	09/01/33 (a)(c)	400,000	455,520
GO Bonds Series 2018	5.00%	09/01/34 (a)(c)	650,000	736,424
GO Bonds Series 2018	5.00%	09/01/35 (a)(c)	900,000	1,015,371
				14,328,636
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	427,868
COP 2015	5.00%	06/15/25	400,000	454,700
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,263,627
				2,146,195
LOUISIANA 1.1%
Louisiana Public Facilities Auth
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (e)	750,000	732,397
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	252,043
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	850,576
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	386,750
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,155,670
Refunding RB Series 2017	4.00%	08/01/20	1,315,000	1,355,265
Refunding RB Series 2017	4.00%	08/01/21	500,000	523,050
7

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	700,000
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	712,775
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	572,891
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	425,904
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	271,873
				7,939,194
MARYLAND 0.6%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	763,350
Water RB Series 2013A	5.00%	07/01/20	150,000	157,013
Water RB Series 2013A	5.00%	07/01/21	450,000	483,358
Frederick Cnty
GO Refunding Bonds Series 2017B	5.00%	08/01/28	500,000	605,700
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,102,420
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	1,130,000	1,166,149
				4,277,990
MASSACHUSETTS 1.2%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	382,912
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (a)	500,000	558,105
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,220,681
RB (Northeastern Univ) Series 2018A	5.00%	10/01/32 (a)	495,000	579,808
RB (Northeastern Univ) Series 2018A	5.00%	10/01/33 (a)	375,000	436,875
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	335,000	339,569
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	545,115
RB (Woods Hole Oceanographic) Series 2018	5.00%	06/01/34 (a)	1,315,000	1,514,407
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	2,810,000	2,872,438
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (b)	230,000	233,579
				8,683,489
MICHIGAN 1.7%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	689,778
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,345,764
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,822,216
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,212,112
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	940,000	1,010,303
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	625,973
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	570,449
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	626,875
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	423,876
8

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,320,000	2,401,571
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	675,000	693,772
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	613,822
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	696,075
				12,732,586
MINNESOTA 1.7%
Burnsville ISD #191
GO Facilities Refunding Bonds Series 2016A	4.00%	02/01/27 (a)	1,350,000	1,449,198
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(e)(f)	1,000,000	630,900
GO Bonds Series 2018A	0.00%	02/01/33 (a)(e)(f)	1,000,000	604,140
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21 (f)	550,000	583,314
GO Refunding Bonds Series 2014A	5.00%	02/01/22 (f)	400,000	434,332
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	505,740
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	615,816
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	415,672
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	3,883,425
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	909,871
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19 (f)	540,000	541,847
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (f)	1,000,000	1,057,740
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	233,090
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	461,588
				12,326,673
MISSISSIPPI 1.1%
Mississippi Development Bank
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/25	1,000,000	1,138,440
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/26	590,000	677,497
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	2,900,000	3,395,349
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	750,000	815,467
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	1,750,000	1,857,135
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	400,000	410,160
				8,294,048
MISSOURI 2.8%
Boone Cnty
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	507,765
9

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	207,560
Lease Participation Certificates Series 2014	5.00%	03/01/23	150,000	165,599
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,194,210
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	6,059,150
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,500,000	3,126,950
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/30 (a)	600,000	705,564
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	755,274
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	403,210
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,111,140
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,162,056
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	529,605
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	524,335
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,460,000	1,530,985
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,500,000	2,656,225
				20,639,628
MONTANA 0.5%
Lewis & Clark Cnty SD #1
GO Bonds Series 2017	4.00%	07/01/21	825,000	862,447
GO Bonds Series 2017	5.00%	07/01/22	920,000	1,006,765
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,750,000	1,836,695
				3,705,907
NEBRASKA 1.3%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28 (d)	5,600,000	5,669,944
Nebraska Investment Finance Auth
S/F Housing RB Series 2013C	2.50%	03/01/35 (a)	145,000	145,088
S/F Housing RB Series 2013E	3.00%	03/01/43 (a)	60,000	60,100
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	2,090,000	2,124,485
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	250,587
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	261,975
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	287,004
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	518,460
				9,317,643
NEVADA 0.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	522,520
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	678,402
10

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	689,924
				1,890,846
NEW HAMPSHIRE 0.1%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	182,788
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (a)(b)	400,000	410,692
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	325,000	330,873
				924,353
NEW JERSEY 2.0%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	221,382
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	336,387
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	285,030
Cranbury Township
GO Refunding Bonds	4.00%	12/01/18	400,000	400,000
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	410,880
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	371,406
Refunding Bonds Series 2016	3.00%	07/15/21	250,000	255,430
Refunding Bonds Series 2016	4.00%	07/15/23	265,000	286,020
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	257,575
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,030,536
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	673,462
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	537,555
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	465,000
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	494,763
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	529,212
County Guaranteed Refunding RB Series 2012	4.00%	12/01/21	355,000	373,811
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	512,328
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	190,748
Refunding COP Series 2011	4.00%	06/15/21	205,000	214,014
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	50,000	51,113
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	721,793
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,117,756
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	85,000
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	706,361
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	704,028
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (b)	2,250,000	2,300,895
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	400,000	401,412
11

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	574,104
				14,508,001
NEW MEXICO 0.3%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	2,000,000	2,098,620
NEW YORK 15.6%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	286,623
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	337,887
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	215,768
Dutchess Cnty Local Development Corp
RB (Culinary Institue of America) Series 2018	5.00%	07/01/25	970,000	1,092,977
RB (Culinary Institue of America) Series 2018	5.00%	07/01/31 (a)	1,170,000	1,321,866
RB (Culinary Institue of America) Series 2018	5.00%	07/01/34 (a)	1,390,000	1,552,366
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	521,477
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	309,450
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	210,000
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	127,753
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	5.00%	11/15/25 (a)	7,500,000	8,259,825
Refunding RB Series 2017D	5.00%	11/15/33 (a)	3,000,000	3,390,210
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	532,045
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	590,522
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	475,702
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,116,950
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	277,745
New York City
GO Bonds Fiscal 2012 Series F	5.00%	08/01/28 (a)	4,000,000	4,308,040
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,716,294
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,321,008
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,670,000	2,912,222
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,247,266
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/35 (a)	2,165,000	2,446,017
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,341,380
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,295,840
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,711,215
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	5,668,545
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	208,486
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(d)	5,535,000	5,826,196
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,047,193
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,177,530
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,029,230
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,156,750
12

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	514,745
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,954,745
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,393,674
RB (New York Univ) Series 2018A	5.00%	07/01/33 (a)	1,000,000	1,163,550
RB (New York Univ) Series 2018A	4.00%	07/01/35 (a)	1,000,000	1,044,500
Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,182,147
State Personal Income Tax RB Series 2015B	5.00%	02/15/42 (a)	1,000,000	1,096,880
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,623,530
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,438,593
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	5,747,800
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	516,300
General RB Series I	5.00%	01/01/21	1,000,000	1,060,870
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	806,912
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,531,725
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1	5.00%	03/15/29 (a)	5,000,000	5,521,400
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	857,735
Port Auth of New York & New Jersey
Consolidated Bonds 211th Series	5.00%	09/01/35 (a)	2,105,000	2,427,486
Consolidated Bonds 211th Series	5.00%	09/01/36 (a)	3,735,000	4,297,080
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	4,000,000	4,514,240
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	260,936
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2018B	5.00%	11/15/27	3,250,000	3,894,865
General Refunding RB Series 2018C	5.00%	11/15/36 (a)	3,465,000	3,999,095
Utility Debt Securitization Auth
RB Series 2015	5.00%	12/15/35 (a)	1,550,000	1,751,453
RB Series 2016A	5.00%	06/15/26 (a)	410,000	466,494
				115,099,133
NORTH CAROLINA 1.8%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	554,290
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	559,215
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,946,479
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,095,340
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,751,392
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,561,955
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	300,000	304,794
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (d)	5,000,000	5,387,300
				13,160,765
13

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH DAKOTA 0.5%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	639,195
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	417,977
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21 (c)	250,000	261,940
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22 (c)	500,000	530,575
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)(c)	1,650,000	1,688,924
				3,538,611
OHIO 1.7%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,133,430
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,243,711
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	1,985,615
Franklin Cnty
Sales Tax RB Series 2018	5.00%	06/01/37 (a)	2,250,000	2,589,210
Sales Tax RB Series 2018	5.00%	06/01/38 (a)	2,000,000	2,294,440
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	550,530
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	558,965
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,117,270
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/30 (a)(b)	805,000	863,620
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	365,000
				12,701,791
OKLAHOMA 0.8%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (a)	1,070,000	1,223,855
Lease RB Series 2014A	4.00%	06/01/27 (a)	1,235,000	1,307,927
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/20	1,225,000	1,284,327
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/21	1,000,000	1,074,040
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,114,300
				6,004,449
OREGON 4.9%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,331,603
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (f)	600,000	612,258
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,720,387
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,154,522
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	96,361
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	320,000	347,200
14

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	383,782
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	437,336
Nestucca Valley SD #101
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	500,000	226,935
GO Bonds Series 2018A	0.00%	06/15/39 (a)(e)(f)	1,250,000	540,888
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	1,000,000	448,990
GO Bonds Series 2018A	0.00%	06/15/40 (a)(e)(f)	1,000,000	407,280
GO Bonds Series 2018A	0.00%	06/15/41 (a)(e)(f)	1,565,000	607,376
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	407,691
GO Bonds Series 2018B	5.00%	06/15/33 (a)(f)	250,000	289,900
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	866,115
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,143,080
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,381,325
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (a)	1,500,000	1,710,420
RB Series 2017A	4.00%	07/01/46 (a)	1,260,000	1,283,171
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(e)(f)	1,000,000	599,550
GO Bonds Series 2018A	0.00%	06/15/35 (a)(e)(f)	1,000,000	521,870
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (a)	340,000	370,107
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	358,786
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	407,216
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,250,184
Seaside
Transient Lodgings Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,115,619
Sherwood SD #88J
GO Bonds Series 2018A	0.00%	06/15/36 (a)(e)(f)	4,645,000	2,353,018
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	2,350,000	1,075,736
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,545,087
Tigard-Tualatin SD #23J
GO Bonds Series 2017	5.00%	06/15/30 (a)(f)	2,405,000	2,809,761
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (a)	1,290,000	1,302,900
				36,106,454
PENNSYLVANIA 1.4%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,489,207
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,735,000	2,938,265
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,165,893
RB (Cabrini Univ) Series 2017	5.00%	07/01/25	1,125,000	1,235,790
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	814,321
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,630,337
15

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,119,798
				10,393,611
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	965,000	983,316
SOUTH CAROLINA 1.1%
Columbia
Waterworks & Sewer System RB Series 2018	5.00%	02/01/48 (a)	3,000,000	3,390,030
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	1,405,000	1,419,598
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,074,620
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	876,808
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,136,720
				7,897,776
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	301,935
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	503,225
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	164,707
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	02/01/23	150,000	166,161
				1,136,028
TENNESSEE 0.9%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	492,278
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	663,564
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,050,272
Memphis
GO Bonds Series 2016	4.00%	05/01/26 (a)	2,325,000	2,493,051
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,085,440
				6,784,605
TEXAS 8.9%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	226,902
Education RB (Uplift Education) Series 2018A	5.00%	12/01/35 (a)(f)	985,000	1,100,777
Education RB (Uplift Education) Series 2018A	5.00%	12/01/38 (a)(f)	325,000	359,356
Education RB (Uplift Education) Series 2018A	5.00%	12/01/48 (a)(f)	3,345,000	3,652,238
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(d)(f)	3,650,000	3,784,101
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	320,000	364,922
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	797,417
16

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,228,282
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,674,402
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (d)	695,000	698,114
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,474,409
Airport RB Series 2014C	5.00%	11/01/22	250,000	275,367
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,315,268
Deer Park ISD
ULT GO Bonds Series 2018	5.00%	08/15/32 (a)(f)	550,000	628,402
ULT GO Bonds Series 2018	5.00%	08/15/33 (a)(f)	730,000	830,915
ULT GO Bonds Series 2018	5.00%	08/15/34 (a)(f)	600,000	680,214
ULT GO Bonds Series 2018	5.00%	08/15/35 (a)(f)	1,000,000	1,129,380
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(f)	1,775,000	1,773,225
El Paso ISD
ULT Refunding Bonds Series 2018	5.00%	08/15/27 (f)	400,000	473,372
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	994,337
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	452,648
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	572,825
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/32 (a)	700,000	799,225
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(f)	1,525,000	1,526,067
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,702,230
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	226,572
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (f)	250,000	250,427
ULT GO Bonds Series 2014A	4.00%	08/15/20 (f)	745,000	770,486
ULT GO Bonds Series 2014A	4.00%	08/15/22 (f)	950,000	1,011,845
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,833,475
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	881,466
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (f)	150,000	153,744
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,151,930
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	538,280
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (e)(f)	660,000	657,301
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,859,847
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (f)	525,000	594,237
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (f)	1,000,000	1,151,200
17

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Plano
GO Refunding Bond Series 2011	5.00%	09/01/21	575,000	619,488
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	191,797
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	94,527
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	377,932
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	514,135
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (f)	195,000	196,264
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	111,450
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	127,600
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(f)	400,000	402,516
Texas
TRAN Series 2018	4.00%	08/29/19	18,000,000	18,271,620
Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,500,000	1,624,530
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	245,000	253,014
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	159,532
Trinity River Auth
Regional Wastewater System Revenue & Refunding Bonds Series 2017	3.00%	08/01/26	1,295,000	1,330,768
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,062,660
				65,933,038
UTAH 0.9%
Granite SD
GO Refunding Bonds Series 2017B	5.00%	06/01/21 (f)	1,000,000	1,073,560
GO Refunding Bonds Series 2017B	5.00%	06/01/23 (f)	800,000	898,800
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	411,851
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	484,364
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,245,650
Utah Cnty
Hospital RB Series 2018A	5.00%	05/15/36 (a)	2,000,000	2,273,600
				6,387,825
VERMONT 1.3%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	1,090,000	1,115,887
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,160,000	1,209,602
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	5,000,000	5,234,850
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	2,000,000	2,171,280
				9,731,619
18

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGINIA 0.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (d)	455,000	455,760
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	239,820
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	1,145,000	1,213,047
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	240,000	251,861
				2,160,488
WASHINGTON 4.5%
Bainbridge Island SD #303
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,410,000	1,622,064
ULT GO Bonds Series 2018	5.00%	12/01/36 (a)(f)	1,195,000	1,364,248
ULT GO Bonds Series 2018	5.00%	12/01/37 (a)(f)	1,145,000	1,304,006
Bellingham SD #501
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	2,000,000	2,320,360
ULT GO Bonds Series 2018	5.00%	12/01/36 (a)(f)	1,160,000	1,339,847
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,036,382
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	787,187
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/29 (a)(f)	810,000	954,212
ULT GO Bonds 2018	5.00%	12/01/32 (a)(f)	1,000,000	1,164,570
ULT GO Bonds Series 2018	5.00%	12/01/30 (a)(f)	1,000,000	1,171,310
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,137,220
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,162,910
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,157,610
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,441,600
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	66,395
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	383,557
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,266,237
Washington
Motor Vehicle Tax GO Bonds Series 2014E	5.00%	02/01/31 (a)	2,185,000	2,429,261
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (a)	2,750,000	2,963,125
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (f)	2,390,000	2,390,000
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	764,161
ULT GO Bonds 2013	5.00%	12/01/20	720,000	752,616
ULT GO Bonds 2013	5.00%	12/01/22	460,000	498,332
				33,477,210
19

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WEST VIRGINIA 0.8%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,539,874
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,529,038
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/43 (a)	1,800,000	1,944,630
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	4.13%	01/01/47 (a)	1,375,000	1,279,822
				6,293,364
WISCONSIN 0.9%
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	635,686
COP Series 2014B	5.00%	09/01/21 (a)	200,000	212,540
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/29 (a)	1,290,000	1,425,063
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,095,840
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,118,828
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	215,026
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,144,986
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,135,470
				6,983,439
Total Fixed-Rate Obligations
(Cost $652,019,167)				659,183,929

Variable-Rate Obligations 11.6% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	3.54%	02/01/48 (a)	3,000,000	3,131,250
CALIFORNIA 2.2%
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	2.07%	12/01/27 (a)(d)	6,000,000	6,016,800
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	2.12%	12/01/29 (a)	5,500,000	5,506,270
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	2.06%	12/01/35 (a)	5,000,000	5,011,700
				16,534,770
FLORIDA 0.1%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (a)(g)	1,000,000	998,890
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	2.26%	08/01/48 (a)	5,000,000	4,992,800
20

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IOWA 0.6%
Iowa Finance Auth
RB (UnityPoint Health) Series 2018F	1.72%	07/01/41 (a)(f)(h)	4,400,000	4,400,000
MICHIGAN 0.8%
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-1	4.00%	11/15/47 (a)(g)	2,000,000	2,131,620
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	1.88%	04/01/33 (a)	3,990,000	3,994,509
				6,126,129
MISSISSIPPI 0.9%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011B	1.72%	11/01/35 (a)(h)	6,810,000	6,810,000
MONTANA 0.9%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	2.24%	08/15/37 (a)	3,295,000	3,296,153
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	2.14%	11/15/35 (a)	3,370,000	3,371,348
				6,667,501
NEW YORK 2.1%
New York City
GO Bonds Fiscal 2012 Series G6	1.76%	04/01/42 (a)(f)(h)	1,200,000	1,200,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A	1.73%	06/15/49 (a)(f)(h)	12,475,000	12,475,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3	1.77%	02/01/44 (a)(f)(h)	500,000	500,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4	1.76%	08/01/45 (a)(f)(h)	885,000	885,000
				15,060,000
OREGON 0.9%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,055,210
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	2,993,460
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	310,872
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	272,769
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	271,566
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	315,732
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	466,892
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	312,900
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	364,802
				6,364,203
21

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH CAROLINA 0.3%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(g)	2,360,000	2,348,365
TEXAS 1.1%
Corpus Cristi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(f)(g)	1,000,000	999,850
Houston ISD
LT Refunding Bonds Series 2012	2.40%	06/01/30 (a)(f)(g)	2,000,000	2,004,320
Mansfield ISD
ULT GO Bonds Series 2012	2.50%	08/01/42 (a)(f)(g)	2,500,000	2,507,375
Sherman ISD
ULT GO Series 2018B	3.00%	08/01/48 (a)(f)(g)	2,175,000	2,203,144
				7,714,689
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(c)(g)	3,000,000	3,009,060
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	2.34%	08/15/54 (a)	1,700,000	1,700,748
Total Variable-Rate Obligations
(Cost $85,838,508)				85,858,405
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
IDRB –	Industrial development revenue bond
ISD –	Independent school district
LT –	Limited tax
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
TRAN –	Tax and revenue anticipation note
UFSD –	Union free school district
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

22

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$659,183,929	$—	$659,183,929
Variable-Rate Obligations[1]	—	85,858,405	—	85,858,405
Total	$—	$745,042,334	$—	$745,042,334
[1]	As categorized in Portfolio Holdings.
23

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.3% of net assets
CALIFORNIA 89.3%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(b)	1,505,000	1,554,996
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	555,790
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (c)	2,160,000	2,424,989
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/19	530,000	534,595
Refunding RB Series 2015	5.00%	09/02/22	345,000	382,795
Refunding RB Series 2015	5.00%	09/02/23	575,000	650,388
Refunding RB Series 2015	5.00%	09/02/25	690,000	802,228
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (c)	1,000,000	1,070,640
Water System RB Series 2016A	5.00%	10/01/46 (c)	2,150,000	2,298,823
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	113,003
Lease RB Series 2014A	5.00%	05/01/22	375,000	414,510
Lease RB Series 2014A	5.00%	05/01/23	250,000	282,985
Lease RB Series 2014A	5.00%	05/01/25 (c)	950,000	1,091,341
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (c)	750,000	861,045
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (c)	650,000	745,179
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	453,318
GO Bonds Series 2017	0.00%	08/01/34 (c)(d)	8,060,000	4,446,541
California
GO Bonds	5.50%	04/01/19	950,000	962,245
GO Bonds	5.00%	11/01/19	2,425,000	2,499,472
GO Bonds	5.00%	09/01/20	2,560,000	2,702,490
GO Bonds	5.00%	11/01/24 (c)	750,000	794,077
GO Bonds	5.00%	09/01/25 (c)	2,315,000	2,613,936
GO Bonds	5.00%	11/01/25 (a)(c)	80,000	84,686
GO Bonds	6.50%	04/01/33 (c)	655,000	664,674
GO Bonds	6.50%	04/01/33 (c)(e)	770,000	782,412
GO Bonds	6.00%	11/01/35 (a)(c)	4,190,000	4,344,485
24

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds	5.00%	09/01/36 (c)	2,435,000	2,651,910
GO Bonds	5.00%	09/01/42 (c)	2,000,000	2,172,200
GO Bonds Series CQ	4.00%	12/01/47 (c)	5,000,000	5,272,350
GO Refunding Bonds	5.00%	09/01/21	810,000	877,862
GO Refunding Bonds	5.25%	10/01/32 (a)(c)	1,960,000	2,120,132
GO Refunding Bonds Series 2017	5.00%	08/01/32 (c)	2,000,000	2,301,940
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	757,410
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (c)	1,250,000	1,422,775
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (a)	2,000,000	2,364,940
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(b)	145,000	150,961
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (b)	175,000	198,415
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(b)(e)	125,000	125,000
RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (b)	195,000	210,542
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	760,046
RB (Sutter Health) Series 2018A	5.00%	11/15/33 (c)	1,000,000	1,148,190
RB (Sutter Health) Series 2018A	5.00%	11/15/34 (c)	1,500,000	1,714,770
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (b)	175,000	185,558
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (b)	375,000	418,710
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (b)	100,000	114,135
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (b)(c)	200,000	231,820
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (b)(c)	800,000	915,328
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	895,567
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (c)	1,635,000	1,863,638
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	256,652
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	485,707
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (c)	750,000	770,895
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (c)	670,000	710,414
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (c)	950,000	1,047,194
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (c)	250,000	288,565
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (c)	330,000	379,163
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (c)	350,000	400,397
California Municipal Finance Auth
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (c)	1,000,000	1,163,630
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (c)	600,000	627,762
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (c)	1,000,000	1,044,940
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	350,085
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,006,269
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (c)	520,000	604,469
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (b)	360,000	426,874
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (b)	350,000	419,258
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (b)(c)	1,040,000	1,199,536
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (c)	1,450,000	1,625,435
Refunding RB (Eisenhower Medicial Center) Series 2017B	5.00%	07/01/27	600,000	684,402
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (b)(c)	250,000	296,198
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (b)(c)	575,000	673,302
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (b)(c)	250,000	292,013
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (b)(c)	250,000	290,790
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	259,423
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	432,546
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (c)	425,000	458,881
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (c)	1,000,000	1,053,720
RB (Sharp Healthcare) Series 2017A	5.00%	08/01/47 (c)	2,110,000	2,354,528
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (c)(e)	1,000,000	1,100,970
Lease RB Series 2011C	5.75%	10/01/31 (c)	1,000,000	1,097,620
Lease RB Series 2011D	5.00%	12/01/22 (c)	700,000	760,655
Lease RB Series 2012A	5.00%	04/01/23 (c)	1,850,000	2,023,049
Lease RB Series 2013I	5.00%	11/01/20	1,135,000	1,201,057
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,146,190
Lease Refunding RB Series 2017H	5.00%	04/01/32 (c)	1,000,000	1,154,560
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	290,122
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	313,515
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	210,236
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	182,356
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (c)	590,000	637,347
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (c)(f)	1,700,000	1,901,399
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (c)(f)	1,600,000	1,773,056
RB (Adventist Health System West)	5.00%	03/01/48 (c)	2,765,000	3,097,795
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	203,634
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	105,491
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (c)	800,000	893,096
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (c)	700,000	776,580
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (c)(e)	875,000	936,591
RB (The Redwoods) Series 2013	4.00%	11/15/19 (b)	150,000	153,312
RB (The Redwoods) Series 2013	4.00%	11/15/20 (b)	125,000	130,434
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/29 (b)(c)	300,000	359,718
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/30 (b)(c)	235,000	279,159
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/32 (b)(c)	400,000	471,572
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/35 (b)(c)	275,000	284,710
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/36 (b)(c)	425,000	438,031
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (c)	555,000	621,112
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (c)	1,250,000	1,382,312
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	321,462
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (c)	440,000	477,932
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	589,666
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	438,012
Transportation RB COP Series 2018	5.00%	12/01/33 (c)	1,075,000	1,254,009
Transportation RB COP Series 2018	5.00%	12/01/36 (c)	1,475,000	1,699,583
Transportation RB COP Series 2018	5.00%	12/01/41 (c)	2,690,000	3,046,129
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (c)(e)	1,300,000	1,537,783
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	182,219
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (c)	1,060,000	1,232,833
26

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/32 (c)	635,000	722,065
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (c)	3,195,000	3,597,314
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (c)	250,000	296,990
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (c)	500,000	590,305
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (c)	500,000	587,035
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (c)	750,000	875,302
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (c)	125,000	136,075
GO Refunding Bonds Series 2011	5.00%	08/01/22 (c)	975,000	1,055,506
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (c)	1,130,000	1,221,055
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/22	145,000	160,295
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	829,580
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (c)	415,000	458,492
GO Bonds Series 2018	5.00%	08/01/38 (c)	500,000	551,935
GO Bonds Series 2018	5.00%	08/01/43 (c)	2,500,000	2,753,925
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	267,377
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	289,310
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	305,265
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (c)	475,000	537,567
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/21	450,000	484,069
Special Tax RB Series 2015	5.00%	09/01/22	450,000	494,991
Special Tax RB Series 2015	5.00%	09/01/23	775,000	869,124
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (c)(d)	1,000,000	302,980
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	132,158
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,023,534
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	984,308
Lease Refunding RB Series 2017A	5.00%	04/01/28 (c)	1,415,000	1,642,787
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (c)(d)	1,120,000	640,405
GO Bonds Series 2016A	0.00%	08/01/34 (c)(d)	1,900,000	1,032,137
GO Bonds Series 2016A	0.00%	08/01/35 (c)(d)	1,280,000	661,069
GO Bonds Series 2016A	0.00%	08/01/36 (c)(d)	2,075,000	1,021,419
GO Bonds Series 2016A	0.00%	08/01/37 (c)(d)	1,580,000	741,984
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,359,837
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,964,289
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	240,000	261,893
Refunding COP Series 2014A	5.00%	12/01/22	375,000	418,763
Refunding COP Series 2014A	5.00%	12/01/24 (c)	1,000,000	1,124,590
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	934,846
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	868,210
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (c)	730,000	838,500
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	465,052
Refunding Bonds Series 2017	5.00%	04/01/26	265,000	311,311
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	207,564
Refunding Bonds Series 2017	5.00%	04/01/28 (c)	230,000	270,949
Refunding Bonds Series 2017	5.00%	04/01/29 (c)	275,000	322,295
Refunding Bonds Series 2017	5.00%	04/01/32 (c)	1,100,000	1,273,547
Refunding Bonds Series 2017	5.00%	04/01/34 (c)	1,215,000	1,393,751
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,182,118
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (c)(e)	1,000,000	1,056,600
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	744,672
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/32 (c)	2,790,000	3,255,232
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (c)	2,430,000	2,782,083
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,209,160
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (c)	1,250,000	1,431,475
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	584,370
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	589,890
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (c)	1,035,000	1,202,349
GO Bonds Series B	4.00%	08/01/21	300,000	313,593
GO Bonds Series B	5.00%	08/01/30 (c)	100,000	113,086
GO Bonds Series B	5.00%	08/01/31 (c)	200,000	225,114
GO Bonds Series B	5.00%	08/01/32 (c)	200,000	224,332
GO Bonds Series B	5.00%	08/01/33 (c)	225,000	251,267
GO Bonds Series B	5.00%	08/01/35 (c)	300,000	332,424
GO Bonds Series B	5.00%	08/01/36 (c)	200,000	220,674
GO Bonds Series B	5.00%	08/01/37 (c)	770,000	847,585
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	486,134
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,397,168
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (c)	1,500,000	1,743,000
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,508,390
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (c)	820,000	946,690
28

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,093,831
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (a)	4,450,000	4,662,710
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (c)	1,500,000	1,745,625
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	473,326
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (c)(e)	1,545,000	1,589,929
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,592,676
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (c)	3,880,000	4,461,379
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	826,695
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,124,800
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (c)	30,000	31,443
Los Angeles Dept of Water & Power
Power System RB Series 2012A	5.00%	07/01/29 (c)	215,000	235,431
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (c)	1,450,000	1,647,606
Refunding RB Series 2011B	5.00%	08/01/24 (c)	1,000,000	1,081,210
Refunding RB Series 2015A	5.00%	08/01/26 (c)	850,000	1,000,118
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (c)	650,000	731,822
Lease RB Series 2014A	5.00%	05/01/31 (c)	1,100,000	1,236,092
Lease RB Series 2014A	5.00%	05/01/32 (c)	2,635,000	2,955,337
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,015,000	2,127,598
Los Gatos
COP 2010	5.00%	08/01/21 (c)	500,000	515,170
Lynwood USD
GO Bonds Series 2012D1	0.00%	08/01/41 (c)(d)	2,085,000	791,633
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (c)	2,205,000	2,528,055
Malibu
COP Series 2009A	5.00%	07/01/20 (c)(e)	75,000	76,488
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	203,886
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	897,310
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	428,971
RB Series 2011A	5.00%	08/01/20	200,000	210,372
RB Series 2011A	5.00%	08/01/21	550,000	590,953
RB Series 2011A	5.75%	08/01/40 (c)	700,000	761,264
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (c)	1,000,000	1,098,760
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (c)	620,000	709,993
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,120,821
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,999,712
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	551,620
GO Bonds Series 2015A	5.00%	08/01/23	700,000	788,753
GO Bonds Series 2015A	5.00%	08/01/24	600,000	686,892
GO Bonds Series 2015A	5.00%	08/01/25	150,000	174,569
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (c)	2,000,000	2,264,400
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (c)	250,000	293,735
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (c)	500,000	584,165
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (c)	660,000	766,181
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (c)	350,000	403,918
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (c)	725,000	832,206
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (c)	525,000	600,196
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	697,308
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	265,581
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (c)	1,250,000	1,454,675
Lease Refunding RB Series 2018	5.00%	06/01/34 (c)	1,235,000	1,427,956
Lease Refunding RB Series 2018	5.00%	06/01/35 (c)	770,000	886,955
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	563,810
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,012,500
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (c)	1,365,000	1,566,802
GO Bonds Series D	5.00%	08/01/32 (c)	1,490,000	1,706,348
GO Bonds Series D	5.00%	08/01/33 (c)	1,685,000	1,924,135
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (c)	1,030,000	1,203,823
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (c)	2,500,000	2,906,350
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (c)	450,000	537,916
GO Bonds Series 2006D	5.00%	08/01/31 (c)	400,000	471,888
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (c)	600,000	699,702
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (c)	350,000	420,123
Lease Refunding RB Series 2016	5.25%	09/01/33 (c)	800,000	939,240
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (c)	770,000	904,011
Refunding GO Bonds Series 2017	5.00%	08/01/31 (c)	815,000	950,502
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	495,000	556,939
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	541,238
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	628,177
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	671,215
30

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (c)(d)	735,000	502,137
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (c)(e)	710,000	813,589
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,416,312
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (c)	200,000	225,610
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (c)	1,000,000	1,102,010
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (c)(e)	1,000,000	1,071,080
Salinas City Elementary SD
GO Bonds Series 2008C	0.00%	07/01/38 (c)(d)	3,300,000	1,465,992
San Benito HSD
GO Bonds Series 2018	0.00%	08/01/40 (c)(d)	1,000,000	404,280
GO Bonds Series 2018	0.00%	08/01/41 (c)(d)	1,000,000	384,770
GO Bonds Series 2018	0.00%	08/01/42 (c)(d)	1,000,000	366,330
San Bruno Public Finance Auth
Wastewater RB Series 2017	4.00%	07/01/21	470,000	496,057
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (c)(e)	1,675,000	1,815,750
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	801,136
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	626,686
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	404,345
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (c)	1,000,000	1,147,080
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20 (e)	900,000	928,737
Lease Refunding RB Series 2010A	5.00%	09/01/20 (e)	745,000	787,390
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,375,020
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	329,769
Refunding RB Series 2013A	5.00%	09/01/23	550,000	616,533
Refunding RB Series 2013A	5.00%	09/01/25 (c)	545,000	608,329
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (c)(d)	1,090,000	641,116
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,390,000	1,522,981
San Francisco
COP Series 2009A	5.00%	04/01/21 (c)	3,325,000	3,360,245
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	489,690
Refunding RB Series 2012A	5.00%	05/01/26 (c)	290,000	317,730
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,590,770
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,505,140
Water RB Series 2017A	5.00%	11/01/36 (c)	2,000,000	2,244,920
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	302,643
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (c)	150,000	175,457
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (c)	165,000	192,809
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (c)	305,000	354,624
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (c)	430,000	497,961
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (c)	1,205,000	1,385,895
GO Bonds Series 2017	5.00%	08/01/36 (c)	925,000	1,054,380
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	141,008
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	308,397
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	373,177
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	381,325
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	110,876
Airport Refunding RB Series 2014C	5.00%	03/01/30 (c)	440,000	492,963
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (c)	60,000	69,949
GO Bonds Series B	5.00%	08/01/33 (c)	300,000	354,552
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/38 (c)(f)	1,000,000	1,143,850
Go Refunding Bonds Series 2018	5.00%	09/01/39 (c)(f)	1,045,000	1,192,209
GO Refunding Bonds Series 2018	5.00%	09/01/40 (c)(f)	1,150,000	1,307,918
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	1,994,947
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	134,645
Lease RB Series 2014	5.00%	08/01/22	165,000	181,913
Lease RB Series 2014	3.00%	08/01/24	175,000	181,851
Lease RB Series 2014	5.00%	08/01/25 (c)	175,000	201,045
Lease RB Series 2014	5.00%	08/01/26 (c)	165,000	187,392
Lease RB Series 2014	5.00%	08/01/27 (c)	320,000	361,619
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (c)(e)	900,000	934,902
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (c)	820,000	883,648
Lease RB Series 2018	5.00%	07/01/33 (c)	500,000	585,440
Lease RB Series 2018	5.00%	07/01/35 (c)	575,000	666,965
Lease RB Series 2018	5.00%	07/01/37 (c)	530,000	610,215
Lease RB Series 2018	5.00%	07/01/38 (c)	175,000	200,811
Lease RB Series 2018	5.00%	07/01/42 (c)	1,000,000	1,136,140
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	76,677
GO Bonds Series D	5.00%	08/01/39 (c)	1,000,000	1,109,430
GO Bonds Series D	5.00%	08/01/43 (c)	2,000,000	2,217,000
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (c)	250,000	287,733
GO Bonds Series 2018C	5.00%	08/01/35 (c)	300,000	343,968
GO Bonds Series 2018C	5.00%	08/01/36 (c)	900,000	1,026,162
GO Bonds Series 2018C	5.00%	08/01/37 (c)	900,000	1,023,057
GO Bonds Series 2018C	5.00%	08/01/43 (c)	2,125,000	2,379,681
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,320,115
32

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Shasta UHSD
GO Bonds series 2018	5.25%	08/01/43 (c)	1,000,000	1,153,020
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/35 (c)(d)	250,000	131,588
GO Bonds Series 2012B	0.00%	08/01/37 (c)(d)	450,000	214,137
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (a)	4,505,000	4,731,376
Water Refunding RB Series 2016A	5.00%	07/01/34 (c)	390,000	447,077
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (c)	2,375,000	2,489,214
Temecula Valley USD
GO Bonds Series 2018C	5.25%	08/01/44 (c)	2,200,000	2,483,932
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	679,720
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	716,806
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	752,114
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	793,950
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (c)	895,000	926,960
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (c)(e)	950,000	1,053,094
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (c)	3,000,000	3,219,330
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	101,535
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	916,574
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,846,123
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (c)(e)	1,875,000	2,046,506
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,318,224
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	376,950
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	537,660
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (c)	595,000	693,157
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (c)	635,000	733,431
Yuba CCD
GO Bonds Series 2006C	0.00%	08/01/38 (d)	5,055,000	2,356,590
Total Fixed-Rate Obligations
(Cost $337,664,445)				344,644,154

Variable-Rate Obligations 11.7% of net assets
CALIFORNIA 11.7%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	2.59%	04/01/45 (c)	5,000,000	5,075,050
Toll Bridge RB Series 2007A1
(SIFMA Municipal Swap Index + 0.70%)	2.39%	04/01/47 (c)	1,000,000	1,001,080
Toll Bridge RB Series 2014E	2.00%	04/01/34 (c)(g)	500,000	498,790
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California
GO Bonds	3.00%	12/01/32 (c)(g)	3,200,000	3,217,600
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	2.07%	12/01/27 (a)(c)	9,000,000	9,025,200
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	2.12%	12/01/29 (c)	3,250,000	3,253,705
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.84%	05/01/20 (c)	1,000,000	1,008,700
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	2.06%	12/01/35 (c)	3,000,000	3,007,020
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (c)(g)	2,000,000	2,049,340
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (c)(g)	950,000	1,051,574
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	2.06%	11/01/26 (b)(c)(h)	2,000,000	2,000,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A	1.46%	07/01/46 (b)(c)(h)	3,400,000	3,400,000
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	1.94%	07/01/46 (c)	2,450,000	2,450,588
Los Angeles
M/F Housing RB (Jordan Downs Phase 1B Apts) Series 2018A2	2.08%	01/01/22 (b)(c)(g)	2,800,000	2,790,956
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	1.45%	07/01/34 (b)(c)(h)	4,500,000	4,500,000
Water System RB Series 2001B2	1.45%	07/01/35 (b)(c)(h)	800,000	800,000
Total Variable-Rate Obligations
(Cost $45,003,394)				45,129,603
(a)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

34

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$344,644,154	$—	$344,644,154
Variable-Rate Obligations[1]	—	45,129,603	—	45,129,603
Total	$—	$389,773,757	$—	$389,773,757
[1]	As categorized in Portfolio Holdings.
35

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
36

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV18
37

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: January 14, 2019